UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07899 and 811-07885

Name of Fund: BlackRock Index Funds, Inc.

BlackRock International Index Fund

BlackRock Small Cap Index Fund

Quantitative Master Series LLC

Master International Index Series

Master Small Cap Index Series

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Index Funds, Inc.

and Quantitative Master Series LLC, 55 East 52nd Street, New York, NY 10055

Registrants’ telephone number, including area code: (800) 441-7762

Date of fiscal year end: 12/31/2016

Date of reporting period: 06/30/2016

Item 1 – Report to Stockholders

JUNE 30, 2016

SEMI-ANNUAL REPORT (UNAUDITED)

BlackRock Index Funds, Inc.

➢	BlackRock International Index Fund
➢	BlackRock Small Cap Index Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

2	BLACKROCK INDEX FUNDS, INC.	JUNE 30, 2016

The Markets in Review

Dear Shareholder,

Uneven economic outlooks and divergence of monetary policies across regions have been the overarching themes driving financial markets over the past couple of years. In the latter half of 2015, as U.S. growth outpaced other developed markets, investors were focused largely on the timing of the Federal Reserve’s (the “Fed”) decision to end its near-zero interest rate policy. The Fed ultimately hiked rates in December, whereas the European Central Bank and the Bank of Japan took additional steps to stimulate growth, even introducing negative interest rates. The U.S. dollar had strengthened considerably ahead of these developments, causing profit challenges for U.S. companies that generate revenues overseas, and pressuring emerging market currencies and commodities prices.

Also during this time period, oil prices collapsed due to excess global supply. China, one of the world’s largest consumers of oil, was another notable source of stress for financial markets as the country showed signs of slowing economic growth and took measures to devalue its currency. Declining confidence in the country’s policymakers stoked investors’ worries about the potential impact of China’s weakness on the global economy. Global market volatility increased and risk assets (such as equities and high yield bonds) suffered in this environment.

The elevated market volatility spilled over into 2016, but as the first quarter wore on, fears of a global recession began to fade, allowing markets to calm and risk assets to rebound. Central bank stimulus in Europe and Japan, combined with a more tempered outlook for rate hikes in the United States, helped bolster financial markets. A softening in U.S. dollar strength brought relief to U.S. exporters and emerging market economies. Oil prices rebounded as the world’s largest producers agreed to reduce supply.

Volatility spiked again in late June when the United Kingdom shocked investors with its vote to leave the European Union. Uncertainty around how the British exit might affect the global economy and political landscape long term drove investors to high quality assets, pushing already-low global yields to even lower levels.

At BlackRock, we believe investors need to think globally, extend their scope across a broad array of asset classes and be prepared to adjust accordingly as market conditions change over time. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of June 30, 2016
	6-month	12-month
U.S. large cap equities (S&P 500® Index)	3.84%	3.99%
U.S. small cap equities (Russell 2000® Index)	2.22	(6.73)
International equities (MSCI Europe, Australasia, Far East Index)	(4.42)	(10.16)
Emerging market equities (MSCI Emerging Markets Index)	6.41	(12.05)
3-month Treasury bills (BofA Merrill Lynch 3-Month U.S. Treasury Bill Index)	0.15	0.19
U.S. Treasury securities (BofA Merrill Lynch 10-Year U.S. Treasury Index)	7.95	9.49
U.S. investment grade bonds (Barclays U.S. Aggregate Bond Index)	5.31	6.00
Tax-exempt municipal bonds (S&P Municipal Bond Index)	4.35	7.80
U.S. high yield bonds (Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	9.06	1.65
Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

THIS PAGE NOT PART OF YOUR FUND REPORT	3

Fund Summary as of June 30, 2016	BlackRock International Index Fund

Investment Objective

BlackRock International Index Fund’s (the “Fund”) investment objective is to match the performance of the MSCI EAFE Index (Europe, Australasia, Far East) (the “MSCI EAFE Index”) in U.S. dollars with net dividends as closely as possible before the deduction of Fund expenses. On May 20, 2016, the Board approved the conversion of the Fund, a series of BlackRock Index Funds, Inc., from a “master-feeder” structure into a stand-alone mutual fund effective August 1, 2016.

Portfolio Management Commentary

How did the Fund perform?

•

For the six-month period ended June 30, 2016, the Fund’s Institutional Shares returned (3.39)%, Investor A Shares returned (3.49)%, and Class K Shares returned (3.39)%. The benchmark MSCI EAFE Index returned (4.42)% for the same period.

•

Returns for the Fund’s respective share classes differ from the benchmark index based on individual share-class expenses. Prior to August 1, 2016, the Fund invested all of its assets in Master International Index Series (the “Series”), a series of Quantitative Master Series LLC.

Describe the market environment.

•

The year had its worst monthly start since 2008 as the markets struggled with weakness in China and plunging oil prices. Performance declined early in January as concerns about the slowing global economy rattled developed markets globally. Markets partially recovered at the end of January when central banks around the world stepped in to provide monetary stimulus, including the Bank of Japan, which unexpectedly adopted a negative interest rate policy. The downtrend resumed in February on disappointing global macro data that perpetuated fears of a global growth slowdown. Markets abruptly reversed the trend and recovered in March when the People’s Bank of China cut reserve requirement ratios and the European Central Bank announced more monetary stimulus than anticipated. On top of looser policy around the globe, in the United States, the Fed lowered the expected number of rate increases for 2016. Oil price stability toward the end of the quarter helped decrease global volatility and fuel the recovery as well.

•	Performance of equity indexes was mixed in the second quarter amid recovering oil prices, uncertainty about a potential Fed rate hike and the U.K.’s referendum on European Union (“EU”) membership.
•

Global equity markets outperformed slightly in April as oil prices recovered and comments from Fed officials were broadly dovish. In May, developed markets benefited from signs of a strengthening U.S. economy and a continued rebound in oil prices. The most notable event of the second quarter, however, occurred in late June when investors were shocked by the U.K. decision to leave the EU. The vote results sparked a sharp two-day selloff, after which developed markets rallied into the end of the month and recovered much of the losses.

•

In this first half of 2016, the strong U.S. dollar ultimately weakened against most major currencies, with the British pound being a notable exception. For the six months ended June 30, 2016, the U.S. dollar declined 14.7% versus the Japanese yen, 6.5% versus the Canadian dollar, 2.7% versus the Swiss franc, 2.3% versus the Australian dollar and 2.2% versus the euro, but was up 10.3% versus the British pound. Overall, the currency performance hurt U.S. investors in European equities, but helped investors in Asia-Pacific equities. The MSCI Europe Index was down 3.8% in local currency, but down 5.1% in U.S. dollar terms. Meanwhile, the MSCI Pacific Index was down 13.2% in local terms but down only 2.9% in U.S. dollar terms. Similarly, the MSCI EAFE Index was down 7.2% in local currency terms, but down only 4.4% in U.S. dollar terms.

Describe recent portfolio activity.

•

During the period, as changes were made to the composition of the MSCI EAFE Index, the Series purchased and sold securities to maintain its objective of replicating the risks and return of the benchmark index.

Describe portfolio positioning at period end.

•	The Series remains positioned to match the risk characteristics of its benchmark index, irrespective of the future direction of international markets.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

4	BLACKROCK INDEX FUNDS, INC.	JUNE 30, 2016

BlackRock International Index Fund

Total Return Based on a $10,000 Investment

[1]	Assuming transaction costs and other operating expenses, including administration fees, if any.

[2]

Prior to August 1, 2016, the Fund invested all of its assets in the Series. The Series invests in a statistically selected sample of equity securities included in the MSCI EAFE Index and in derivative instruments linked to the MSCI EAFE Index.

[3]	A free-float adjusted, market-capitalization weighted index designed to measure equity performance of developed markets, excluding the United States and Canada.

Performance Summary for the Period Ended June 30, 2016

	6-Month Total Returns	Average Annual Total Returns[4]
		1 Year	5 Years	10 Years
Institutional	(3.39)%	(9.91)%	1.46%	1.30%
Investor A	(3.49)	(10.12)	1.19	1.04
Class K	(3.39)	(9.82)	1.50	1.35
MSCI EAFE Index	(4.42)	(10.16)	1.68	1.58

[4]	See “About Fund Performance” on page 8 for a detailed description of share classes, including any related fees.

Past performance is not indicative of future results.

Expense Example

	Actual			Hypothetical[6]
	Beginning Account Value January 1, 2016	Ending Account Value June 30, 2016	Expenses Paid During the Period[5]	Beginning Account Value January 1, 2016	Ending Account Value June 30, 2016	Expenses Paid During the Period[5]	Annualized Expense Ratio
Institutional	$1,000.00	$966.10	$0.49	$1,000.00	$1,024.37	$0.50	0.10%
Investor A	$1,000.00	$965.10	$1.81	$1,000.00	$1,023.02	$1.86	0.37%
Class K	$1,000.00	$966.10	$0.34	$1,000.00	$1,024.52	$0.35	0.07%

[5]

For each class of the Fund, expenses are equal to the annualized net expense ratio for the class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown). Because the Fund invested all of its assets in the Series, the expense example reflects the net expenses of both the Fund and the Series.

[6]	Hypothetical 5% return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 366.

See “Disclosure of Expenses” on page 8 for further information on how expenses were calculated.

BLACKROCK INDEX FUNDS, INC.	JUNE 30, 2016	5

Fund Summary as of June 30, 2016	BlackRock Small Cap Index Fund

Investment Objective

BlackRock Small Cap Index Fund’s (the “Fund”) investment objective is to match the performance of the Russell 2000® Index as closely as possible before the deduction of Fund expenses.

Portfolio Management Commentary

How did the Fund perform?

•

For the six-month period ended June 30, 2016, the Fund’s Institutional Shares returned 2.28%, Investor A Shares returned 2.15%, and Class K Shares returned 2.35%. The benchmark Russell 2000® Index returned 2.22% for the same period.

•

Returns for the Fund’s respective share classes differ from the benchmark index based on individual share-class expenses. The Fund invests all of its assets in Master Small Cap Index Series (the “Series”), a series of Quantitative Master Series LLC.

Describe the market environment.

•	Market-moving events and headlines in the first half of the year have been dominated by slowing global growth fears and geopolitical events.

•

The first week of the year was the worst start to a year since 2009, and by February 11, the S&P 500® Total Return Index hit a low for the year of (10.27)%. With fears of a global economic slowdown, oil prices cratering, and terrorist attacks in Istanbul, Jakarta and Pakistan, equities suffered.

•

Russia and Saudi Arabia agreed to freeze oil production, and oil began to rebound in February. U.S. equities responded in kind, aided by dovish comments from Fed officials. In March, the European Central Bank unexpectedly cut rates and increased asset purchases, while the Fed kept rates unchanged and scaled back the expected number of rate hikes this year.

•

Domestic equity markets posted gains in the first half of the year despite increased volatility in June from the “Brexit”, i.e., the U.K.’s vote to leave the European Union. Following the vote, equity markets declined worldwide and investors rushed to high quality assets, driving U.S. Treasury yields further down. However, U.S. equities capitalized on the upward momentum from their March rally, which continued through the second quarter as commodities rebounded and dovish comments from the Fed fueled the market.

Describe recent portfolio activity.

•

During the period, as changes were made to the composition of the Russell 2000® Index, the Series purchased and sold securities to maintain its objective of replicating the risks and return of the benchmark index.

Describe portfolio positioning at period end.

•	The Series remains positioned to match the risk characteristics of its benchmark index, irrespective of the market’s future direction.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

6	BLACKROCK INDEX FUNDS, INC.	JUNE 30, 2016

BlackRock Small Cap Index Fund

Total Return Based on a $10,000 Investment

[1]	Assuming transaction costs and other operating expenses, including administration fees, if any.

[2]

The Fund invests all of its assets in the Series. The Series may invest in a statistically selected sample of the stocks included in the Russell 2000® Index and in derivative instruments linked to the Russell 2000® Index.

[3]

An unmanaged index that is a subset of the Russell 3000® Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership.

Performance Summary for the Period Ended June 30, 2016

	6-Month Total Returns	Average Annual Total Returns[4]
		1 Year	5 Years	10 Years
Institutional	2.28%	(6.80)%	8.32%	5.98%
Investor A	2.15	(7.03)	8.07	5.72
Class K	2.35	(6.77)	8.40	6.05
Russell 2000® Index	2.22	(6.73)	8.35	6.20

[4]	See “About Fund Performance” on page 8 for a detailed description of share classes, including related fees, if any.

Past performance is not indicative of future results.

Expense Example

	Actual			Hypothetical[6]
	Beginning Account Value January 1, 2016	Ending Account Value June 30, 2016	Expenses Paid During the Period[5]	Beginning Account Value January 1, 2016	Ending Account Value June 30, 2016	Expenses Paid During the Period[5]	Annualized Expense Ratio
Institutional	$1,000.00	$1,022.80	$0.75	$1,000.00	$1,024.12	$0.75	0.15%
Investor A	$1,000.00	$1,021.50	$2.11	$1,000.00	$1,022.77	$2.11	0.42%
Class K	$1,000.00	$1,023.50	$0.60	$1,000.00	$1,024.27	$0.60	0.12%

[5]

For each class of the Fund, expenses are equal to the annualized net expense ratio for the class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown). Because the Fund invests all of its assets in the Series, the expense example reflects the net expenses of both the Fund and the Series.

[6]	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 366.

See “Disclosure of Expenses” on page 8 for further information on how expenses were calculated.

BLACKROCK INDEX FUNDS, INC.	JUNE 30, 2016	7

About Fund Performance

•

Institutional and Class K Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors. Prior to March 31, 2011, Class K Shares’ performance results are those of Institutional Shares restated to reflect Class K Shares’ fees.

•

Investor A Shares are not subject to any sales charge and bear no ongoing distribution fee. These shares are subject to an ongoing service fee of 0.25% per year. These shares are generally available through financial intermediaries.

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com/funds to obtain performance data current to the most recent month end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in the performance tables on the previous pages assume reinvestment of all distributions, if any, at net asset value (“NAV”) on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Distributions paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

BlackRock Advisors, LLC (the “Administrator”), the Funds’ administrator, has contractually agreed to waive and/or reimburse a portion of the Funds’ expenses. Without such waiver and/or reimbursement, the Funds’ performance would have been lower. The Administrator is under no obligation to continue waiving and/or reimbursing its fees after the applicable termination date of such agreement. See Note 4 of the Notes to Financial Statements for additional information on waivers and/or reimbursements.

Disclosure of Expenses

Shareholders of these Funds may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including administration fees, service fees, including 12b-1 fees, acquired fund fees and expenses and other fund expenses. The expense examples on the previous pages (which are based on a hypothetical investment of $1,000 invested on January 1, 2016 and held through June 30, 2016) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense examples provide information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund and share class under the heading entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in other funds’ shareholder reports.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges, if any. Therefore, the hypothetical examples are useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Derivative Financial Instruments

The Series may invest in various derivative financial instruments. Derivative financial instruments are used to obtain exposure to a security, index and/or market without owning or taking physical custody of securities or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage. Derivative financial instruments also involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the derivative financial instrument. The Series’ ability to use a derivative financial instrument successfully depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of derivative financial instruments may result in losses greater than if they had not been used, may limit the amount of appreciation a Series can realize on an investment and/or may result in lower distributions paid to shareholders. The Series’ investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

8	BLACKROCK INDEX FUNDS, INC.	JUNE 30, 2016

Statements of Assets and Liabilities

June 30, 2016 (Unaudited)	BlackRock International Index Fund	BlackRock Small Cap Index Fund

Assets
Investments at value — from Master International Index Series and Master Small Cap Index Series (each, a “Series”), respectively[1]	$3,533,011,493	$273,102,530
Receivables:
Capital shares sold	6,317,034	1,450,325
Withdrawals from the Series	973,987	—
From the Administrator	—	11,197
Prepaid expenses	58,623	39,116

Total assets	3,540,361,137	274,603,168

Liabilities
Payables:
Capital shares redeemed	7,291,021	182,116
Contributions to the Series	—	1,268,209
Administration fees	29,166	—
Service fees	7,503	19,628
Officer’s fees	432	127
Other accrued expenses	—	67,703

Total liabilities	7,328,122	1,537,783

Net Assets	$3,533,033,015	$273,065,385

Net Assets Consist of
Paid-in capital	$3,786,569,082	$237,079,915
Undistributed net investment income	78,291,485	2,708,234
Accumulated net realized gain (loss) allocated from the Series	(213,247,927)	38,348,073
Net unrealized appreciation (depreciation) allocated from the Series	(118,579,625)	(5,070,837)

Net Assets	$3,533,033,015	$273,065,385

[1] Investments at cost	$3,651,591,118	$278,173,367

Net Asset Value
Institutional:
Net assets	$452,792,901	$151,632,139

Shares outstanding, $0.0001 par value	39,693,823	9,674,982

Net asset value	$11.41	$15.67

Shares authorized	1.208 billion	208 million

Investor A:
Net assets	$187,518,234	$96,235,454

Shares outstanding, $0.0001 par value	16,542,450	6,140,684

Net asset value	$11.34	$15.67

Shares authorized	208 million	208 million

Class K:
Net assets	$2,892,721,880	$25,197,792

Shares outstanding, $0.0001 par value	253,411,279	1,604,827

Net asset value	$11.42	$15.70

Shares authorized	1.208 billion	1.208 billion

See Notes to Financial Statements.

BLACKROCK INDEX FUNDS, INC.	JUNE 30, 2016	9

Statements of Operations

Six Months Ended June 30, 2016 (Unaudited)	BlackRock International Index Fund	BlackRock Small Cap Index Fund

Investment Income
Net investment income allocated from the Series:
Dividends — unaffiliated	$89,156,880	$2,091,008
Securities lending — affiliated — net	243,186	302,031
Dividends — affiliated	26,432	25,810
Foreign taxes withheld	(10,290,234)	(963)
Interest	—	885
Expenses	(838,138)	(129,831)
Fees waived	7,664	25,006

Total income	78,305,790	2,313,946

Fund Expenses
Administration	175,739	52,410
Service — class specific	221,500	108,903
Transfer agent — class specific	391,690	58,249
Registration	83,025	35,394
Professional	63,286	30,280
Printing	31,365	12,562
Officer	76	23
Miscellaneous	7,442	5,478

Total expenses	974,123	303,299
Less:
Fees waived by the Administrator	(48,507)	(83,535)
Less transfer agent fees waived and/or reimbursed — class specific	(210,602)	(13,516)

Total expenses after fees waived and/or reimbursed	715,014	206,248

Net investment income	77,590,776	2,107,698

Realized and Unrealized Gain (Loss) Allocated from the Series
Net realized loss from investments, futures contracts and foreign currency transactions	(126,911,459)	(1,200,515)
Net change in unrealized appreciation (depreciation) on investments, futures contracts and foreign currency translations	9,754,687	9,036,732

Net realized and unrealized gain (loss)	(117,156,772)	7,836,217

Net Increase (Decrease) in Net Assets Resulting from Operations	$(39,565,996)	$9,943,915

See Notes to Financial Statements.

10	BLACKROCK INDEX FUNDS, INC.	JUNE 30, 2016

Statements of Changes in Net Assets

	BlackRock International Index Fund
Increase (Decrease) in Net Assets:	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015

Operations
Net investment income	$77,590,776	$74,354,152
Net realized loss	(126,911,459)	(62,073,557)
Net change in unrealized appreciation (depreciation)	9,754,687	(120,265,106)

Net decrease in net assets resulting from operations	(39,565,996)	(107,984,511)

Distributions to Shareholders[1]
From net investment income:
Institutional	—	(63,271,021)
Investor A	—	(3,190,483)
Class K	—	(2,423,152)

Decrease in net assets resulting from distributions to shareholders	—	(68,884,656)

Capital Share Transactions
Net increase in net assets derived from capital share transactions	588,341,315	1,047,843,791

Net Assets
Total increase in net assets	548,775,319	870,974,624
Beginning of period	2,984,257,696	2,113,283,072

End of period	$3,533,033,015	$2,984,257,696

Undistributed net investment income, end of period	$78,291,485	$700,709

[1] Distributions for annual periods determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

BLACKROCK INDEX FUNDS, INC.	JUNE 30, 2016	11

Statements of Changes in Net Assets

	BlackRock Small Cap Index Fund
Increase (Decrease) in Net Assets:	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015

Operations
Net investment income	$2,107,698	$2,591,228
Net realized gain (loss)	(1,200,515)	34,918,848
Net change in unrealized appreciation (depreciation)	9,036,732	(49,576,309)

Net increase (decrease) in net assets resulting from operations	9,943,915	(12,066,233)

Distributions to Shareholders[1]
From net investment income:
Institutional	—	(1,402,219)
Investor A	—	(528,291)
Class K	—	(69,493)
From net realized gain:
Institutional	—	(3,470,794)
Investor A	—	(2,316,445)
Class K	—	(180,488)

Decrease in net assets resulting from distributions to shareholders	—	(7,967,730)

Capital Share Transactions
Net increase in net assets derived from capital share transactions	18,704,766	130,987,610

Net Assets
Total increase in net assets	28,648,681	110,953,647
Beginning of period	244,416,704	133,463,057

End of period	$273,065,385	$244,416,704

Undistributed net investment income, end of period	$2,708,234	$600,536

[1]	Distributions for annual periods determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

12	BLACKROCK INDEX FUNDS, INC.	JUNE 30, 2016

Financial Highlights	BlackRock International Index Fund

	Institutional
	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31,
			2015	2014	2013	2012	2011

Per Share Operating Performance
Net asset value, beginning of period	$11.81		$12.21	$13.11	$11.06	$9.63	$11.42

Net investment income[1]	0.16		0.34	0.24	0.32	0.33	0.35
Net realized and unrealized gain (loss)	(0.56)		(0.46)	(1.04)	2.04	1.45	(1.79)[2]

Net increase (decrease) from investment operations	(0.40)		(0.12)	(0.80)	2.36	1.78	(1.44)

Distributions from net investment income[3]	—		(0.28)	(0.10)	(0.31)	(0.35)	(0.35)

Net asset value, end of period	$11.41		$11.81	$12.21	$13.11	$11.06	$9.63

Total Return[4]
Based on net asset value	(3.39)%	[5]	(0.91)%	(6.13)%	21.52%	18.58%	(12.55)%

Ratios to Average Net Assets[6,7]
Total expenses	0.18%	[8]	0.12%	0.16%	0.40%	0.42%	0.44%

Total expenses after fees waived and/or reimbursed	0.10%	[8]	0.09%	0.11%	0.35%	0.34%	0.35%

Net investment income	2.84%	[8]	2.68%	1.91%	2.64%	3.22%	3.14%

Supplemental Data
Net assets, end of period (000)	$452,793		$2,702,936	$1,764,794	$71,826	$52,589	$70,169

Portfolio turnover rate of the Series	15%		9%	6%	8%	21%	6%

[1]	Based on average shares outstanding.

[2]	Includes a redemption fee, which is less than $0.005 per share.

[3]	Distributions for annual periods determined in accordance with federal income tax regulations.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Includes the Fund’s share of the Series’ allocated expenses and/or net investment income.

[7]	Includes the Fund’s share of the Series’ allocated fees waived of less than 0.01%.

[8]	Annualized.

See Notes to Financial Statements.

BLACKROCK INDEX FUNDS, INC.	JUNE 30, 2016	13

Financial Highlights (continued)	BlackRock International Index Fund

	Investor A
	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31,
			2015	2014	2013	2012	2011

Per Share Operating Performance
Net asset value, beginning of period	$11.75		$12.12	$13.02	$10.99	$9.57	$11.36

Net investment income[1]	0.23		0.32	0.41	0.29	0.30	0.31
Net realized and unrealized gain (loss)	(0.64)		(0.46)	(1.25)	2.02	1.45	(1.77)[2]

Net increase (decrease) from investment operations	(0.41)		(0.14)	(0.84)	2.31	1.75	(1.46)

Distributions from net investment income[3]	—		(0.23)	(0.06)	(0.28)	(0.33)	(0.33)

Net asset value, end of period	$11.34		$11.75	$12.12	$13.02	$10.99	$9.57

Total Return[4]
Based on net asset value	(3.49)%	[5]	(1.14)%	(6.45)%	21.20%	18.33%	(12.84)%

Ratios to Average Net Assets[6,7]
Total expenses	0.39%	[8]	0.42%	0.52%	0.69%	0.69%	0.70%

Total expenses after fees waived and/or reimbursed	0.37%	[8]	0.37%	0.43%	0.60%	0.60%	0.60%

Net investment income	4.06%	[8]	2.54%	3.13%	2.41%	2.90%	2.84%

Supplemental Data
Net assets, end of period (000)	$187,518		$168,008	$332,475	$308,624	$223,754	$168,266

Portfolio turnover rate of the Series	15%		9%	6%	8%	21%	6%

[1]	Based on average shares outstanding.

[2]	Includes a redemption fee, which is less than $0.005 per share.

[3]	Distributions for annual periods determined in accordance with federal income tax regulations.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Includes the Fund’s share of the Series’ allocated expenses and/or net investment income.

[7]	Includes the Fund’s share of the Series’ allocated fees waived of less than 0.01%.

[8]	Annualized.

See Notes to Financial Statements.

14	BLACKROCK INDEX FUNDS, INC.	JUNE 30, 2016

Financial Highlights (concluded)	BlackRock International Index Fund

	Class K
	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31,				Period March 31, 2011[1] to December 31 2011
			2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of period	$11.82		$12.21	$13.11	$11.06	$9.63	$11.80

Net investment income[2]	0.27		0.28	0.34	0.28	0.22	0.26
Net realized and unrealized gain (loss)	(0.67)		(0.38)	(1.14)	2.09	1.57	(2.08)

Net increase (decrease) from investment operations	(0.40)		(0.10)	(0.80)	2.37	1.79	(1.82)

Distributions from net investment income[3]	—		(0.29)	(0.10)	(0.32)	(0.36)	(0.35)

Net asset value, end of period	$11.42		$11.82	$12.21	$13.11	$11.06	$9.63

Total Return[4]
Based on net asset value	(3.39)%	[5]	(0.81)%	(6.12)%	21.57%	18.65%	(15.38)%	[5]

Ratios to Average Net Assets[6,7]
Total expenses	0.07%	[8]	0.12%	0.15%	0.36%	0.33%	0.48%	[8]

Total expenses after fees waived and/or reimbursed	0.07%	[8]	0.07%	0.11%	0.30%	0.29%	0.30%	[8]

Net investment income	4.82%	[8]	2.25%	2.65%	2.29%	2.11%	3.27%	[8]

Supplemental Data
Net assets, end of period (000)	$2,892,722		$113,314	$16,014	$2,336	$710	$20

Portfolio turnover rate of the Series	15%		9%	6%	8%	21%	6%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Distributions for annual periods determined in accordance with federal income tax regulations.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Includes the Fund’s share of the Series’ allocated expenses and/or net investment income.

[7]	Includes the Fund’s share of the Series’ allocated fees waived of less than 0.01%.

[8]	Annualized.

See Notes to Financial Statements.

BLACKROCK INDEX FUNDS, INC.	JUNE 30, 2016	15

Financial Highlights	BlackRock Small Cap Index Fund

	Institutional
	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31,
			2015	2014	2013	2012	2011

Per Share Operating Performance
Net asset value, beginning of period	$15.32		$16.60	$17.51	$12.99	$11.51	$12.21

Net investment income[1]	0.12		0.24	0.20	0.22	0.24	0.14
Net realized and unrealized gain (loss)	0.23		(0.97)	0.56	4.83	1.61	(0.69)[2]

Net increase (decrease) from investment operations	0.35		(0.73)	0.76	5.05	1.85	(0.55)

Distributions:[3]
From net investment income	—		(0.14)	(0.26)	(0.19)	(0.37)	(0.15)
From net realized gain	—		(0.41)	(1.41)	(0.34)	—	—

Total distributions	—		(0.55)	(1.67)	(0.53)	(0.37)	(0.15)

Net asset value, end of period	$15.67		$15.32	$16.60	$17.51	$12.99	$11.51

Total Return[4]
Based on net asset value	2.28%	[5]	(4.43)%	4.81%	39.14%	16.10%	(4.49)%

Ratios to Average Net Assets[6,7]
Total expenses	0.21%	[8]	0.22%	0.35%	0.51%	0.60%	0.61%

Total expenses after fees waived and/or reimbursed	0.15%	[8]	0.16%	0.23%	0.29%	0.28%	0.30%

Net investment income	1.69%	[8]	1.47%	1.17%	1.45%	1.88%	1.14%

Supplemental Data
Net assets, end of period (000)	$151,632		$148,148	$46,988	$60,707	$44,328	$49,829

Portfolio turnover rate of the Series	28%		37%	21%	22%	68%	31%

[1]	Based on average shares outstanding.

[2]	Includes a redemption fee, which is less than $0.005 per share.

[3]	Distributions for annual periods determined in accordance with federal income tax regulations.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Includes the Fund’s share of the Series’ allocated expenses and/or net investment income.

[7]	Includes the Fund’s share of the Series’ allocated fees waived of less than 0.01%.

[8]	Annualized.

See Notes to Financial Statements.

16	BLACKROCK INDEX FUNDS, INC.	JUNE 30, 2016

Financial Highlights (continued)	BlackRock Small Cap Index Fund

	Investor A
	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31,
			2015	2014	2013	2012	2011

Per Share Operating Performance
Net asset value, beginning of period	$15.34		$16.61	$17.52	$13.01	$11.51	$12.21

Net investment income[1]	0.10		0.18	0.16	0.19	0.21	0.11
Net realized and unrealized gain (loss)	0.23		(0.95)	0.56	4.82	1.62	(0.70)

Net increase (decrease) from investment operations	0.33		(0.77)	0.72	5.01	1.83	(0.59)

Distributions:[2]
From net investment income	—		(0.09)	(0.22)	(0.16)	(0.33)	(0.11)
From net realized gain	—		(0.41)	(1.41)	(0.34)	—	—

Total Distributions	—		(0.50)	(1.63)	(0.50)	(0.33)	(0.11)

Net asset value, end of period	$15.67		$15.34	$16.61	$17.52	$13.01	$11.51

Total Return[3]
Based on net asset value	2.15%	[4]	(4.66)%	4.54%	38.72%	15.96%	(4.76)%

Ratios to Average Net Assets[5,6]
Total expenses	0.51%	[7]	0.53%	0.63%	0.77%	0.88%	0.88%

Total expenses after fees waived and/or reimbursed	0.42%	[7]	0.43%	0.48%	0.55%	0.55%	0.55%

Net investment income	1.42%	[7]	1.09%	0.95%	1.20%	1.64%	0.88%

Supplemental Data
Net assets, end of period (000)	$96,235		$87,930	$83,859	$83,118	$49,303	$45,263

Portfolio turnover rate of the Series	28%		37%	21%	22%	68%	31%

[1]	Based on average shares outstanding.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Where applicable, assumes the reinvestment of distributions.

[4]	Aggregate total return.

[5]	Includes the Fund’s share of the Series’ allocated expenses and/or net investment income.

[6]	Includes the Fund’s share of the Series’ allocated fees waived of less than 0.01%.

[7]	Annualized.

See Notes to Financial Statements.

BLACKROCK INDEX FUNDS, INC.	JUNE 30, 2016	17

Financial Highlights (concluded)	BlackRock Small Cap Index Fund

	Class K
	Six Months Ended June 30 2016 (Unaudited)		Year Ended December 31,				Period March 31, 2011[1] to December 31, 2011
			2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of period	$15.35		$16.62	$17.53	$13.01	$11.51	$13.17

Net investment income[2]	0.13		0.25	0.23	0.25	0.25	0.11
Net realized and unrealized gain (loss)	0.22		(0.97)	0.54	4.81	1.62	(1.62)

Net increase (decrease) from investment operations	0.35		(0.72)	0.77	5.06	1.87	(1.51)

Distributions:[3]
From net investment income	—		(0.14)	(0.27)	(0.20)	(0.37)	(0.15)
From net realized gain	—		(0.41)	(1.41)	(0.34)	—	—

Total distributions	—		(0.55)	(1.68)	(0.54)	(0.37)	(0.15)

Net asset value, end of period	$15.70		$15.35	$16.62	$17.53	$13.01	$11.51

Total Return[4]
Based on net asset value	2.35%	[5]	(4.41)%	4.87%	39.14%	16.30%	(11.42)%	[5]

Ratios to Average Net Assets[6,7]
Total expenses	0.20%	[8]	0.21%	0.32%	0.49%	0.68%	0.68%	[8]

Total expenses after fees waived and/or reimbursed	0.12%	[8]	0.13%	0.18%	0.25%	0.25%	0.25%	[8]

Net investment income	1.79%	[8]	1.50%	1.35%	1.57%	1.99%	1.28%	[8]

Supplemental Data
Net assets, end of period (000)	$25,198		$8,338	$2,617	$1,196	$40	$22

Portfolio turnover rate of the Series	28%		37%	21%	22%	68%	31%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Distributions for annual periods determined in accordance with federal income tax regulations.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Includes the Fund’s share of the Series’ allocated expenses and/or net investment income.

[7]	Includes the Fund’s share of the Series’ allocated fees waived of less than 0.01%.

[8]	Annualized.

See Notes to Financial Statements.

18	BLACKROCK INDEX FUNDS, INC.	JUNE 30, 2016

Notes to Financial Statements (Unaudited)	BlackRock Index Funds, Inc.

1. Organization:

BlackRock International Index Fund and BlackRock Small Cap Index Fund are each a series of BlackRock Index Funds, Inc. (the “Corporation”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Corporation is organized as a Maryland corporation. The following are referred to herein collectively as the “Funds” or individually, a “Fund”:

Fund Name	Herein Referred To As	Diversification Classification
BlackRock International Index Fund	International Index	Diversified
BlackRock Small Cap Index Fund	Small Cap Index	Diversified

The Funds seek to achieve their investment objectives by investing all of their assets in Master International Index Series (“Master International Index”) and Master Small Cap Index Series (“Master Small Cap Index”), respectively (collectively the “Series” or individually, a “Series”), of Quantitative Master Series LLC (the “Master LLC”), an affiliate of the Funds, which each has the same investment objectives and strategies as the corresponding Fund. The value of each Fund’s investment in the respective Series reflects each Fund’s proportionate interest in the net assets of the respective Series. The performance of each Fund is directly affected by the performance of the respective Series. At June 30, 2016, the percentages of Master International Index and Master Small Cap Index owned by International Index and Small Cap Index were 100.00% and 53.78%, respectively. The financial statements of the Series, including the Schedules of Investments, are included elsewhere in this report and should be read in conjunction with the Series’ financial statements.

The Funds offer multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional and Class K Shares are sold only to certain eligible investors. Investor A Shares are generally available through financial intermediaries. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures. The Boards of Directors of the Corporation and Boards of Directors of the Master LLC are referred to throughout this report as the “Board of Directors” or the “Board” and the members are referred to as “Directors.”

Share Class	Initial Sales Charge	CDSC	Conversion Privilege
Institutional Shares	No	No	None
Investor A Shares	No	No	None
Class K Shares	No	No	None

The Funds, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Administrator”) or its affiliates, are included in a complex of open-end funds referred to as the Equity-Liquidity Complex.

2. Significant Accounting Policies:

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Investment Income: For financial reporting purposes, contributions to and withdrawals from the Series are accounted for on a trade date basis. The Funds record their proportionate share of the Series’ income, expenses and realized and unrealized gains and losses on a daily basis. In addition, the Funds accrue their own expenses. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Distributions: Distributions paid by the Funds are recorded on the ex-dividend date. The character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.

Other: Expenses directly related to a Fund or its classes are charged to that Fund or the applicable class. Other operating expenses shared by several funds, including other funds managed by the Administrator, are prorated among those funds on the basis of relative net assets or other appropriate methods. Expenses directly related to the Funds and other shared expenses prorated to the Funds are allocated daily to each class based on its relative net assets or other appropriate methods.

BLACKROCK INDEX FUNDS, INC.	JUNE 30, 2016	19

Notes to Financial Statements (continued)	BlackRock Index Funds, Inc.

3. Investment Valuation and Fair Value Measurements:

Investment Valuation Policies: The Funds’ policy is to value its financial instruments at fair value. The Funds record their investment in the Series at fair value based on the Funds’ proportionate interest in the net assets of the respective Series. Valuation of securities held by the Series is discussed in Note 3 of the Series’ Notes to Financial Statements, which are included elsewhere in this report.

4. Administration Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate of BlackRock, Inc. (“BlackRock”) for 1940 Act purposes.

Administration

The Corporation, on behalf of the Funds, entered into an Administration Agreement with the Administrator, an indirect, wholly owned subsidiary of BlackRock, to provide administrative services (other than investment advice and related portfolio activities). For such services, International Index and Small Cap Index pay the Administrator a monthly fee at an annual rate of 0.01% and 0.04%, respectively, of the average daily net assets of the Funds. The Funds do not pay an investment advisory fee or investment management fee.

Service Fees

The Corporation, on behalf of the Funds, entered into a Distribution Agreement and a Distribution Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Administrator. Pursuant to the Distribution Plan and in accordance with Rule 12b-1 under the 1940 Act, each Fund pays BRIL ongoing service fees with respect to Investor A Shares. The fees are accrued daily and paid monthly at the annual rate of 0.25% based upon the average daily net assets.

For the six months ended June 30, 2016, the following table shows the class specific service fees borne directly by each class of each Fund:

	International Index	Small Cap Index
Investor A	$221,500	$108,903

BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing to the Funds. The ongoing service fee compensates BRIL and each broker-dealer for providing shareholder servicing related services to the shareholders.

Transfer Agent

Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to sub-accounts they service. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets.

For the six months ended June 30, 2016, the following table shows the class specific transfer agent fees borne directly by each class of each Fund:

	International Index	Small Cap Index
Institutional	$317,270	$22,947
Investor A	63,141	34,360
Class K	11,279	942

Total	$391,690	$58,249

The Administrator maintains a call center that is responsible for providing certain shareholder services to the Funds. Shareholder services include responding to inquiries and processing subscriptions and redemptions based upon instructions from shareholders. For the six months ended June 30, 2016, each Fund reimbursed the Administrator the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statements of Operations:

	International Index	Small Cap Index
Institutional	$4,121	$410
Investor A	2,366	1,599
Class K	1,063	48

Total	$7,550	$2,057

20	BLACKROCK INDEX FUNDS, INC.	JUNE 30, 2016

Notes to Financial Statements (continued)	BlackRock Index Funds, Inc.

Waivers

The Administrator, with respect to each Fund, contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of each Fund’s business. The expense limitations as a percentage of average daily net assets are as follows:

	International Index	Small Cap Index
Institutional	0.12%	0.17%
Investor A	0.37%	0.42%
Class K	0.07%	0.12%

The Administrator has agreed not to reduce or discontinue this contractual reimbursement prior to May 1, 2018 unless approved by the Board, including a majority of the Directors who are not “interested persons” of the Funds, as defined in the 1940 Act (“Independent Directors”) or by a majority of the outstanding voting securities of the Funds. These amounts are shown as administration fees waived in the Statements of Operations.

For the six months ended June 30, 2016, the amounts shown as transfer agent fees waived and/or reimbursed — class specific were as follows:

	International Index	Small Cap Index
Institutional	$193,401	—
Investor A	16,019	$12,584
Class K	1,182	932

Total	$210,602	$13,516

Officers and Directors

Certain officers and/or directors of the Corporation are officers and/or directors of BlackRock or its affiliates. The Funds reimburse the Administrator for a portion of the compensation paid to the Corporation’s Chief Compliance Officer, which is included in Officer in the Statements of Operations.

5. Income Tax Information:

It is the Funds’ policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of their taxable income to their shareholders. Therefore, no federal income tax provision is required

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s U.S. federal tax returns generally remains open for each of the four years ended December 31, 2015. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Funds as of June 30, 2016, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of December 31, 2015, International Index had a capital loss carryforward available to offset future realized capital gains through the indicated expiration date as follows:

Expires December 31,	International Index
No expiration date[1]	$62,712,226
2016	4,270,741
2017	6,596,186

Total	$73,579,153

[1]	Must be utilized prior to losses subject to expiration.

6. Capital Share Transactions:

Transactions in capital shares for each class were as follows:

	Six Months Ended June 30, 2016		Year Ended December 31, 2015
International Index	Shares	Amount	Shares	Amount
Institutional
Shares sold	21,206,651	$237,700,781	129,253,779	$1,676,077,062
Shares issued to shareholders in reinvestment of distributions	—	—	5,397,919	62,660,086
Shares redeemed	(210,403,327)	(2,231,024,347)	(50,322,944)	(632,293,953)

Net increase (decrease)	(189,196,676)	$(1,993,323,566)	84,328,754	$1,106,443,195

BLACKROCK INDEX FUNDS, INC.	JUNE 30, 2016	21

Notes to Financial Statements (concluded)	BlackRock Index Funds, Inc.

	Six Months Ended June 30, 2016		Year Ended December 31, 2015
International Index (concluded)	Shares	Amount	Shares	Amount
Investor A
Shares sold	5,493,203	$61,736,514	10,737,540	$135,131,083
Shares issued to shareholders in reinvestment of distributions	—	—	272,793	3,158,559
Shares redeemed	(3,249,471)	(36,823,213)	(24,137,174)	(298,272,532)

Net increase (decrease)	2,243,732	$24,913,301	(13,126,841)	$(159,982,890)

Class K
Shares sold	318,342,276	$3,410,538,201	9,109,639	$111,769,916
Shares issued to shareholders in reinvestment of distributions	—	—	145,522	1,687,623
Shares redeemed	(74,521,266)	(853,786,621)	(976,141)	(12,074,053)

Net increase	243,821,010	$2,556,751,580	8,279,020	$101,383,486

Total Net Increase	56,868,066	$588,341,315	79,480,933	$1,047,843,791

	Six Months Ended June 30, 2016		Year Ended December 31, 2015
Small Cap Index	Shares	Amount	Shares	Amount
Institutional
Shares sold	5,157,459	$74,899,598	10,457,624	$172,750,723
Shares issued to shareholders in reinvestment of distributions	—	—	309,095	4,805,308
Shares redeemed	(5,151,313)	(78,168,584)	(3,928,047)	(64,210,331)

Net increase (decrease)	6,146	$(3,268,986)	6,838,672	$113,345,700

Investor A
Shares sold	1,299,204	$19,113,874	2,588,913	$43,034,640
Shares issued to shareholders in reinvestment of distributions	—	—	172,798	2,734,164
Shares redeemed	(890,244)	(13,039,142)	(2,077,241)	(34,522,308)

Net increase	408,960	$6,074,732	684,470	$11,246,496

Class K
Shares sold	1,296,371	$19,436,205	437,622	$7,261,825
Shares issued to shareholders in reinvestment of distributions	—	—	15,971	249,981
Shares redeemed	(234,938)	(3,537,185)	(67,612)	(1,116,392)

Net increase	1,061,433	$15,899,020	385,981	$6,395,414

Total Net Increase	1,476,539	$18,704,766	7,909,123	$130,987,610

7. Subsequent Events:

On August 1, 2016, International Index ceased to invest in Master International Index as part of a “master-feeder” structure and began to operate as a stand-alone fund. As a result, Master International Index completed a transfer of all its assets and liabilities to International Index. In addition, International Index terminated the Administration Agreement and entered into an Investment Advisory Agreement with BlackRock Advisors, LLC, the terms of which are substantially the same as the Investment Advisory Agreement between BlackRock Advisors, LLC and Master International Index, including the investment advisory fee rate. The change to a stand-alone structure did not increase the fees and expenses borne by International Index or create a taxable event for the International Index or its shareholders.

22	BLACKROCK INDEX FUNDS, INC.	JUNE 30, 2016

Series Portfolio Information as of June 30, 2016 (Unaudited)	Quantitative Master Series LLC

Master International Index Series

Ten Largest Holdings	Percent of Net Assets

Nestle SA, Registered Shares	2%
Novartis AG, Registered Shares	2
Roche Holding AG	2
Toyota Motor Corp.	1
HSBC Holdings PLC	1
British American Tobacco PLC	1
Royal Dutch Shell PLC, Class A	1
BP PLC	1
Anheuser-Busch InBev SA	1
TOTAL SA	1

Geographic Allocation	Percent of Net Assets

Japan	23%
United Kingdom	17
Switzerland	9
France	9
Germany	9
Australia	7
Netherlands	5
Hong Kong	3
Spain	3
Sweden	3
Denmark	2
Italy	2
Other[1]	8

[1]	Includes holdings within countries that are 1% or less of net assets. Please refer to the Schedule of Investments for such countries.

Master Small Cap Index Series

Ten Largest Holdings	Percent of Net Assets

Olin Corp.	0.2%
IDACORP, Inc.	0.2
Portland General Electric Co.	0.2
Gramercy Property Trust	0.2
Microsemi Corp.	0.2
Curtiss-Wright Corp.	0.2
Southwest Gas Corp.	0.2
Healthcare Realty Trust, Inc.	0.2
Medical Properties Trust, Inc.	0.2
MAXIMUS, Inc.	0.2

Sector Allocation	Percent of Net Assets

Financials	25%
Information Technology	17
Industrials	14
Health Care	13
Consumer Discretionary	13
Short-Term Securities	5
Materials	4
Utilities	3
Consumer Staples	3
Energy	1
Telecommunication Services	8
Liabilities in Excess of Other Assets	(6)

For Series compliance purposes, the Series’ sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

BLACKROCK INDEX FUNDS, INC.	JUNE 30, 2016	23

Schedule of Investments June 30, 2016 (Unaudited)	Master International Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Australia — 7.1%
AGL Energy Ltd.	207,445	$3,012,747
Alumina Ltd.	784,345	770,987
Amcor Ltd.	342,165	3,847,164
AMP Ltd.	873,843	3,405,546
APA Group (a)	351,370	2,443,906
Aristocrat Leisure Ltd.	162,898	1,694,636
Asciano Ltd.	155,288	1,030,303
ASX Ltd.	55,372	1,906,491
Aurizon Holdings Ltd.	588,328	2,134,623
AusNet Services	554,110	682,451
Australia & New Zealand Banking Group Ltd.	860,044	15,670,044
Bank of Queensland Ltd.	108,384	864,714
Bendigo & Adelaide Bank Ltd.	133,244	964,750
BGP Holdings PLC (b)	783,183	9
BHP Billiton Ltd.	948,324	13,216,055
Boral Ltd.	205,413	964,378
Brambles Ltd.	466,468	4,355,126
Caltex Australia Ltd.	79,237	1,910,399
Challenger Ltd.	168,802	1,102,822
CIMIC Group Ltd.	29,853	805,960
Coca-Cola Amatil Ltd.	169,198	1,044,459
Cochlear Ltd.	17,547	1,600,978
Commonwealth Bank of Australia	504,468	28,315,877
Computershare Ltd.	132,876	918,825
Crown Resorts Ltd.	106,992	1,017,652
CSL Ltd.	137,295	11,578,440
Dexus Property Group	285,974	1,940,523
Domino’s Pizza Enterprises, Ltd.	18,000	926,235
DUET Group (a)	697,602	1,308,426
Flight Centre Travel Group Ltd.	14,458	343,963
Fortescue Metals Group Ltd.	479,928	1,284,308
Goodman Group	514,605	2,760,087
GPT Group	561,071	2,281,678
Harvey Norman Holdings Ltd.	146,799	510,800
Healthscope Ltd.	562,941	1,211,410
Incitec Pivot Ltd.	498,157	1,119,014
Insurance Australia Group Ltd.	718,335	2,959,014
Lend Lease Group (a)	163,129	1,549,588
Macquarie Group Ltd.	90,483	4,710,043
Medibank Pvt Ltd.	779,360	1,728,277
Mirvac Group	1,079,784	1,642,183
National Australia Bank Ltd.	776,359	14,905,633
Newcrest Mining Ltd. (b)	226,461	3,924,984
Oil Search Ltd.	393,195	1,985,464
Orica Ltd.	116,212	1,081,064
Origin Energy Ltd.	509,451	2,225,855
Platinum Asset Management Ltd.	63,850	277,306
Qantas Airways Ltd. (b)	159,123	337,074
QBE Insurance Group Ltd.	405,132	3,200,380
Ramsay Health Care Ltd.	41,111	2,221,865
REA Group Ltd.	15,529	696,907
Rio Tinto Ltd.	125,325	4,335,061
Santos Ltd.	495,501	1,753,967
Scentre Group	1,572,360	5,823,952
Seek Ltd.	103,351	1,186,432
Sonic Healthcare Ltd.	112,679	1,827,329
South32 Ltd. (b)	1,602,579	1,879,481
Stockland	702,421	2,490,432
Suncorp Group Ltd.	380,117	3,485,640
Sydney Airport (a)	320,517	1,673,625
Tabcorp Holdings Ltd.	259,524	894,000

Common Stocks	Shares	Value
Australia (continued)
Tatts Group Ltd.	442,539	$1,273,508
Telstra Corp. Ltd.	1,264,194	5,283,989
TPG Telecom Ltd.	91,814	823,283
Transurban Group (a)	599,378	5,398,458
Treasury Wine Estates Ltd.	229,154	1,592,361
Vicinity Centres	994,122	2,480,184
Vocus Communications Ltd.	137,176	969,599
Wesfarmers Ltd.	332,315	10,021,580
Westfield Corp.	583,259	4,685,130
Westpac Banking Corp.	985,769	21,859,960
Woodside Petroleum Ltd.	219,077	4,442,276
Woolworths Ltd.	375,490	5,905,913

		252,477,583
Austria — 0.2%
Andritz AG	24,212	1,148,062
Erste Group Bank AG (b)	78,979	1,798,192
OMV AG	43,511	1,223,123
Raiffeisen Bank International AG (b)	25,672	324,300
Strabag SE	30,711	—
Voestalpine AG	31,902	1,073,669

		5,567,346
Belgium — 1.5%
Ageas	59,194	2,057,540
Anheuser-Busch InBev SA	237,630	31,423,315
Colruyt SA	18,651	1,032,107
Delhaize Group	30,658	3,238,535
Groupe Bruxelles Lambert SA	23,837	1,954,771
KBC Groep NV (b)	74,059	3,642,286
Proximus	44,823	1,424,405
Solvay SA	21,622	2,019,665
Telenet Group Holding NV (b)	16,782	767,380
UCB SA	37,353	2,804,738
Umicore SA	28,831	1,489,243

		51,853,985
Denmark — 2.0%
A.P. Moeller — Maersk A/S, Class A	1,134	1,429,248
A.P. Moeller — Maersk A/S, Class B	1,888	2,466,020
Carlsberg A/S, Class B	31,604	3,015,273
Chr Hansen Holding A/S	29,217	1,918,835
Coloplast A/S, Class B	36,034	2,697,310
Danske Bank A/S	208,593	5,490,246
DSV A/S	56,873	2,391,403
Genmab A/S (b)	15,722	2,866,863
ISS A/S	49,680	1,868,480
Novo Nordisk A/S, Class B	551,886	29,720,651
Novozymes A/S, Class B	68,936	3,310,365
Pandora A/S	34,542	4,704,598
TDC A/S	259,514	1,271,740
Tryg A/S	37,209	666,209
Vestas Wind Systems A/S	66,202	4,499,712
William Demant Holding A/S (b)	34,495	671,472

		68,988,425
Finland — 1.0%
Elisa OYJ	39,249	1,508,070
Fortum OYJ	132,058	2,121,701
Kone OYJ, Class B	99,535	4,593,571
Metso OYJ	29,932	703,697
Neste Oil OYJ	38,435	1,378,237

Portfolio Abbreviations

ADR	American Depositary Receipts
REIT	Real Estate Investment Trust

See Notes to Financial Statements.

24	BLACKROCK INDEX FUNDS, INC.	JUNE 30, 2016

Schedule of Investments (continued)	Master International Index Series

Common Stocks	Shares	Value
Finland (continued)
Nokia OYJ	1,735,263	$9,883,087
Nokian Renkaat OYJ	33,825	1,212,351
Orion OYJ, Class B	25,809	1,002,158
Sampo OYJ, Class A	132,075	5,401,380
Stora Enso OYJ, Class R	171,102	1,376,016
UPM-Kymmene OYJ	157,594	2,895,121
Wartsila OYJ	43,706	1,783,261

		33,858,650
France — 9.4%
Accor SA	52,479	2,010,792
Aeroports de Paris	9,221	1,010,349
Air Liquide SA	101,622	10,587,143
Airbus Group SE	174,063	9,977,278
Alstom SA (b)	44,160	1,019,590
ArcelorMittal (b)	546,867	2,493,276
Arkema SA	20,920	1,599,390
AtoS SE	25,977	2,141,774
AXA SA	569,683	11,264,120
BNP Paribas SA	313,076	13,730,109
Bollore SA	266,382	896,779
Bouygues SA	63,131	1,808,594
Bureau Veritas SA	78,352	1,645,002
Cap Gemini SA	48,325	4,170,096
Carrefour SA	163,632	4,024,633
Casino Guichard-Perrachon SA	17,263	958,243
Christian Dior SA	16,107	2,580,208
Cie Generale des Etablissements Michelin	55,124	5,194,916
CNP Assurances	52,008	767,313
Compagnie de Saint-Gobain	140,878	5,340,063
Credit Agricole SA	311,909	2,622,198
Danone SA	174,193	12,190,484
Dassault Systemes SA	37,905	2,857,885
Edenred	64,961	1,330,148
Eiffage SA	17,024	1,210,236
Electricite de France SA	71,954	872,457
Engie SA	431,797	6,933,217
Essilor International SA	60,704	7,978,264
Eurazeo	12,896	765,066
Eutelsat Communications SA	48,299	911,648
Fonciere Des Regions	9,783	864,681
Gecina SA	12,225	1,655,854
Groupe Eurotunnel SE, Registered Shares	135,045	1,426,439
Hermes International	7,798	2,906,924
ICADE	10,186	715,774
Iliad SA	8,176	1,650,440
Imerys SA	9,935	633,912
Ingenico Group SA	16,097	1,865,722
JCDecaux SA	23,090	778,521
Kering	22,383	3,603,260
Klepierre	65,012	2,868,669
L’Oreal SA	75,397	14,434,999
Lagardere SCA	34,869	758,472
Legrand SA	78,846	4,036,230
LVMH Moet Hennessy Louis Vuitton SA	82,401	12,420,682
Natixis SA	257,210	967,846
Numericable-SFR	36,362	908,679
Orange SA	586,953	9,544,152
Pernod Ricard SA	62,734	6,945,674
Peugeot SA (b)	131,329	1,574,121
Publicis Groupe SA	55,837	3,735,628
Remy Cointreau SA	6,986	601,362
Renault SA	56,790	4,287,501
Rexel SA (b)	88,294	1,110,066
Safran SA	95,051	6,400,901
Sanofi	347,267	28,851,872
Schneider Electric SE	164,962	9,623,991

Common Stocks	Shares	Value
France (continued)
SCOR SE	46,170	$1,365,017
SES SA	95,152	2,036,970
Societe BIC SA	8,545	1,203,942
Societe Generale SA	227,765	7,125,829
Sodexo SA	27,855	2,984,090
Suez	86,201	1,344,521
Technip SA	32,589	1,763,877
Thales SA	31,149	2,586,744
TOTAL SA	652,674	31,299,628
Unibail-Rodamco SE	29,143	7,543,236
Valeo SA	70,431	3,126,718
Veolia Environnement SA	132,903	2,869,987
Vinci SA	148,962	10,511,773
Vivendi SA	343,180	6,420,455
Wendel SA	8,240	851,881
Zodiac Aerospace	60,086	1,401,715

		330,500,026
Germany — 8.1%
adidas AG	55,981	8,036,027
Allianz SE, Registered Shares	135,050	19,265,883
Axel Springer AG	14,063	738,359
BASF SE	271,424	20,812,443
Bayer AG, Registered Shares	244,375	24,543,754
Bayerische Motoren Werke AG	97,664	7,107,503
Bayerische Motoren Werke AG, Preference Shares	15,518	989,219
Beiersdorf AG	29,781	2,819,501
Brenntag AG	45,055	2,182,552
Commerzbank AG	309,760	2,017,265
Continental AG	32,508	6,151,379
Covestro AG (c)	21,072	938,554
Daimler AG, Registered Shares	285,405	17,078,154
Deutsche Bank AG, Registered Shares (b)	407,567	5,633,845
Deutsche Boerse AG	57,021	4,684,543
Deutsche Lufthansa AG, Registered Shares	68,623	806,836
Deutsche Post AG, Registered Shares	286,342	8,066,967
Deutsche Telekom AG, Registered Shares	952,932	16,249,642
Deutsche Wohnen AG, Bearer Shares	99,684	3,394,045
E.ON SE	591,181	5,967,861
Evonik Industries AG	41,991	1,251,691
Fraport AG Frankfurt Airport Services Worldwide	13,244	709,095
Fresenius Medical Care AG & Co. KGaA	64,607	5,627,684
Fresenius SE & Co. KGaA	121,715	8,943,310
Fuchs Petrolub SE, Preference Shares	21,061	828,559
GEA Group AG	54,028	2,550,193
Hannover Rueck SE	17,652	1,849,531
HeidelbergCement AG	41,639	3,136,749
Henkel AG & Co. KGaA	30,702	3,320,970
Hochtief AG	6,182	798,162
Hugo Boss AG	18,958	1,077,800
Infineon Technologies AG	333,636	4,829,847
K+S AG, Registered Shares	59,674	1,221,658
Lanxess AG	27,438	1,203,784
Linde AG	54,887	7,647,764
MAN SE	10,453	1,066,823
Merck KGaA	38,184	3,881,133
Metro AG	52,666	1,619,800
Muenchener Rueckversicherungs AG, Registered Shares	49,260	8,260,656
OSRAM Licht AG	25,682	1,334,355
Porsche Automobil Holding SE, Preference Shares	45,240	2,091,076
ProSiebenSat.1 Media AG, Registered Shares (b)	64,643	2,827,617
RWE AG (b)	144,585	2,302,545
SAP SE	290,433	21,813,009
Schaeffler AG	49,353	651,879
Siemens AG, Registered Shares	225,801	23,171,955
Symrise AG	36,371	2,480,906

See Notes to Financial Statements.

BLACKROCK INDEX FUNDS, INC.	JUNE 30, 2016	25

Schedule of Investments (continued)	Master International Index Series

Common Stocks	Shares	Value
Germany (continued)
Telefonica Deutschland Holding AG	219,703	$904,976
ThyssenKrupp AG	105,369	2,117,952
TUI AG	152,913	1,740,443
United Internet AG, Registered Shares	37,954	1,577,706
Volkswagen AG	9,415	1,248,077
Vonovia SE	137,677	5,027,133
Zalando SE (b)(c)	25,175	666,292

		287,265,462
Hong Kong — 3.3%
AIA Group Ltd.	3,560,400	21,411,264
ASM Pacific Technology Ltd.	68,604	493,293
Bank of East Asia Ltd.	340,932	1,318,451
BOC Hong Kong Holdings Ltd.	1,093,400	3,294,801
Cathay Pacific Airways Ltd.	348,263	510,923
Cheung Kong Infrastructure Holdings Ltd.	209,500	1,806,320
Cheung Kong Property Holdings Ltd.	796,439	5,018,081
CK Hutchison Holdings Ltd.	797,939	8,777,695
CLP Holdings Ltd.	488,187	4,986,921
First Pacific Co. Ltd.	585,250	424,888
Galaxy Entertainment Group Ltd.	684,000	2,046,541
Hang Lung Properties Ltd.	584,000	1,179,855
Hang Seng Bank Ltd.	225,953	3,875,727
Henderson Land Development Co. Ltd.	324,742	1,834,391
HK Electric Investments & HK Electric Investments Ltd. (a)(c)	837,500	781,486
HKT Trust & HKT Ltd. (a)	779,560	1,123,404
Hong Kong & China Gas Co. Ltd.	2,361,162	4,314,364
Hong Kong Exchanges & Clearing Ltd.	339,227	8,265,456
Hongkong Land Holdings Ltd.	349,700	2,140,255
Hysan Development Co. Ltd.	194,791	868,675
Jardine Matheson Holdings Ltd.	72,600	4,244,465
Kerry Properties Ltd.	190,500	471,643
Li & Fung Ltd.	1,891,980	917,412
Link REIT	665,414	4,550,238
Melco Crown Entertainment Ltd. — ADR	56,570	711,651
MGM China Holdings Ltd.	276,400	360,897
MTR Corp. Ltd.	413,000	2,095,249
New World Development Co. Ltd.	1,594,968	1,624,258
NWS Holdings Ltd.	442,824	700,931
PCCW Ltd.	1,249,000	839,266
Power Assets Holdings Ltd.	428,500	3,939,851
Sands China Ltd.	715,000	2,419,497
Shangri-La Asia Ltd.	335,905	337,249
Sino Land Co. Ltd.	883,263	1,454,280
SJM Holdings Ltd.	538,000	329,415
Sun Hung Kai Properties Ltd.	430,324	5,193,533
Swire Pacific Ltd., Class A	161,577	1,826,018
Swire Properties Ltd.	329,200	877,121
Techtronic Industries Co. Ltd.	419,500	1,751,831
WH Group Ltd. (c)	1,666,500	1,319,859
Wharf Holdings Ltd.	403,357	2,461,496
Wheelock & Co. Ltd.	220,000	1,033,481
Wynn Macau Ltd.	492,400	713,528
Yue Yuen Industrial Holdings Ltd.	204,285	809,647

		115,455,607
Ireland — 1.2%
Bank of Ireland (b)	8,781,492	1,810,299
CRH PLC	243,513	7,096,049
DCC PLC	26,319	2,316,061
Experian PLC	285,350	5,413,676
James Hardie Industries PLC	138,776	2,149,275
Kerry Group PLC, Class A	46,776	4,148,502
Paddy Power Betfair PLC	25,270	2,655,784
Ryanair Holdings PLC	9,354	118,103
Shire PLC	263,367	16,276,724

		41,984,473

Common Stocks	Shares	Value
Israel — 0.8%
Azrieli Group Ltd.	10,749	$457,094
Bank Hapoalim BM	325,159	1,638,115
Bank Leumi Le-Israel BM (b)	406,024	1,425,615
Bezeq The Israeli Telecommunication Corp. Ltd.	566,819	1,122,827
Check Point Software Technologies Ltd. (b)	39,000	3,107,520
Israel Chemicals Ltd.	165,989	646,706
Mizrahi Tefahot Bank Ltd.	47,961	553,029
Mobileye NV (b)	52,142	2,405,832
NICE Ltd.	18,072	1,149,975
Taro Pharmaceutical Industries Ltd. (b)	2,967	431,995
Teva Pharmaceutical Industries Ltd.	269,946	13,662,026

		26,600,734
Italy — 1.8%
Assicurazioni Generali SpA	344,976	4,068,088
Atlantia SpA	121,986	3,047,811
Enel SpA	2,252,456	9,999,653
Eni SpA	751,586	12,105,923
Exor SpA	30,944	1,142,314
Ferrari NV	37,241	1,528,828
Finmeccanica SpA (b)	99,828	1,009,527
Intesa Sanpaolo SpA	4,039,331	7,660,052
Luxottica Group SpA	50,001	2,436,931
Mediobanca SpA	178,073	1,026,020
Poste Italiane SpA (c)	155,325	1,031,347
Prysmian SpA	61,606	1,352,199
Saipem SpA (b)	1,988,249	794,961
Snam SpA	728,526	4,355,440
Telecom Italia SpA (b)	3,012,901	2,474,520
Telecom Italia SpA, Non-Convertible Savings Shares (b)	1,694,692	1,090,329
Tenaris SA	135,503	1,958,439
Terna — Rete Elettrica Nazionale SpA	445,379	2,478,579
UniCredit SpA	1,508,452	3,317,465
Unione di Banche Italiane SCpA	266,194	735,108
UnipolSai SpA	360,094	543,425

		64,156,959
Japan — 23.0%
ABC-Mart, Inc.	9,600	644,273
Acom Co. Ltd. (b)	109,100	528,540
Aeon Co. Ltd.	190,400	2,956,258
AEON Financial Service Co. Ltd.	29,700	643,092
Aeon Mall Co. Ltd.	33,350	436,353
Air Water, Inc.	44,000	647,409
Aisin Seiki Co. Ltd.	58,700	2,391,043
Ajinomoto Co., Inc.	166,900	3,932,323
Alfresa Holdings Corp.	52,100	1,088,478
Alps Electric Co. Ltd.	60,700	1,153,197
Amada Co. Ltd.	107,300	1,089,323
ANA Holdings, Inc.	377,000	1,074,302
Aozora Bank Ltd.	340,000	1,179,456
Asahi Glass Co. Ltd.	285,100	1,547,207
Asahi Group Holdings Ltd.	114,300	3,695,868
Asahi Kasei Corp.	371,000	2,581,800
Asics Corp.	49,000	827,850
Astellas Pharma, Inc.	623,800	9,782,643
Bandai Namco Holdings, Inc.	53,100	1,370,326
Bank of Kyoto Ltd.	80,000	490,696
Benesse Holdings, Inc.	19,000	446,039
Bridgestone Corp.	191,400	6,151,009
Brother Industries Ltd.	68,500	734,753
Calbee, Inc.	21,400	895,288
Canon, Inc.	315,300	9,001,878
Casio Computer Co. Ltd.	57,700	830,893
Central Japan Railway Co.	42,600	7,576,986
Chiba Bank Ltd.	202,000	954,603

See Notes to Financial Statements.

26	BLACKROCK INDEX FUNDS, INC.	JUNE 30, 2016

Schedule of Investments (continued)	Master International Index Series

Common Stocks	Shares	Value
Japan (continued)
Chubu Electric Power Co., Inc.	190,400	$2,709,585
Chugai Pharmaceutical Co. Ltd.	66,100	2,355,685
Chugoku Bank Ltd.	58,000	591,791
Chugoku Electric Power Co., Inc.	89,700	1,140,369
Concordia Financial Group Ltd. (b)	367,000	1,417,320
Credit Saison Co. Ltd.	42,700	717,295
CYBERDYNE, Inc. (b)(d)	29,900	673,957
Dai Nippon Printing Co. Ltd.	161,000	1,794,333
Dai-ichi Life Insurance Co. Ltd.	318,600	3,566,533
Daicel Corp.	89,700	929,477
Daihatsu Motor Co. Ltd.	58,800	765,930
Daiichi Sankyo Co. Ltd.	178,100	4,326,958
Daikin Industries Ltd.	69,300	5,824,302
Daito Trust Construction Co. Ltd.	21,000	3,409,609
Daiwa House Industry Co. Ltd.	167,400	4,916,036
Daiwa Securities Group, Inc.	490,000	2,581,501
Denso Corp.	143,700	5,056,132
Dentsu, Inc.	63,713	2,986,601
Don Quijote Holdings Co. Ltd.	35,600	1,322,992
East Japan Railway Co.	98,549	9,132,863
Eisai Co. Ltd.	74,500	4,159,789
Electric Power Development Co. Ltd.	41,600	969,208
FamilyMart Co. Ltd.	18,300	1,115,225
FANUC Corp.	57,800	9,402,513
Fast Retailing Co. Ltd.	15,700	4,215,142
Fuji Electric Co. Ltd.	167,800	698,641
Fuji Heavy Industries Ltd.	173,500	5,963,781
FUJIFILM Holdings Corp.	129,800	5,036,295
Fujitsu Ltd.	550,000	2,022,523
Fukuoka Financial Group, Inc.	231,000	761,664
GungHo Online Entertainment, Inc. (d)	164,100	444,652
Hachijuni Bank Ltd.	109,900	478,644
Hakuhodo DY Holdings, Inc.	65,000	779,078
Hamamatsu Photonics KK	43,100	1,209,347
Hankyu Hanshin Holdings, Inc.	352,000	2,624,704
Hikari Tsushin, Inc.	4,800	402,112
Hino Motors Ltd.	73,400	731,061
Hirose Electric Co. Ltd.	8,900	1,094,397
Hiroshima Bank Ltd.	175,000	584,739
Hisamitsu Pharmaceutical Co., Inc.	17,700	1,020,607
Hitachi Chemical Co. Ltd.	26,800	500,527
Hitachi Construction Machinery Co. Ltd.	28,800	420,366
Hitachi High-Technologies Corp.	18,100	495,357
Hitachi Ltd.	1,427,000	5,978,923
Hitachi Metals Ltd.	62,800	637,996
Hokuriku Electric Power Co.	53,100	657,970
Honda Motor Co. Ltd.	488,400	12,251,633
Hoshizaki Electric Co Ltd.	12,100	1,184,519
Hoya Corp.	123,000	4,393,067
Hulic Co. Ltd.	90,100	949,436
Idemitsu Kosan Co. Ltd.	25,700	557,949
IHI Corp.	427,000	1,150,974
Iida Group Holdings Co. Ltd.	43,200	884,695
Inpex Corp.	292,300	2,285,960
Isetan Mitsukoshi Holdings Ltd.	108,305	964,001
Isuzu Motors Ltd.	182,200	2,244,154
ITOCHU Corp.	445,300	5,447,449
Iyo Bank Ltd.	62,100	380,341
J. Front Retailing Co. Ltd.	71,100	737,190
Japan Airlines Co. Ltd.	37,080	1,192,960
Japan Airport Terminal Co. Ltd. (d)	15,200	551,475
Japan Exchange Group, Inc.	162,200	1,867,485
Japan Post Bank Co. Ltd.	125,500	1,475,709
Japan Post Holdings Co. Ltd.	132,900	1,616,779
Japan Prime Realty Investment Corp.	252	1,081,373
Japan Real Estate Investment Corp.	380	2,347,099
Japan Retail Fund Investment Corp.	791	2,019,791

Common Stocks	Shares	Value
Japan (continued)
Japan Tobacco, Inc.	324,700	$13,086,117
JFE Holdings, Inc.	152,000	1,982,870
JGC Corp.	64,000	916,199
Joyo Bank Ltd.	214,000	800,024
JSR Corp.	53,300	705,858
JTEKT Corp.	63,800	723,139
JX Holdings, Inc.	663,560	2,590,086
Kajima Corp.	255,800	1,776,972
Kakaku.com, Inc.	41,700	828,565
Kamigumi Co. Ltd.	74,000	683,968
Kaneka Corp.	87,000	580,486
Kansai Electric Power Co., Inc. (b)	222,300	2,165,035
Kansai Paint Co. Ltd.	68,200	1,376,935
Kao Corp.	148,900	8,672,250
Kawasaki Heavy Industries Ltd.	406,000	1,144,774
KDDI Corp.	560,000	17,029,448
Keihan Holdings Co. Ltd.	155,000	1,074,049
Keikyu Corp.	143,000	1,439,021
Keio Corp.	171,000	1,613,019
Keisei Electric Railway Co. Ltd.	83,000	1,069,851
Keyence Corp.	13,492	9,205,975
Kikkoman Corp.	44,000	1,623,599
Kintetsu Group Holdings Co. Ltd.	531,000	2,272,382
Kirin Holdings Co. Ltd.	243,000	4,098,477
Kobe Steel Ltd.	960,000	788,999
Koito Manufacturing Co. Ltd.	30,900	1,422,773
Komatsu Ltd.	272,800	4,738,992
Konami Corp.	26,900	1,026,231
Konica Minolta, Inc.	135,000	983,416
Kose Corp.	9,500	805,028
Kubota Corp.	312,700	4,229,367
Kuraray Co. Ltd.	106,800	1,274,281
Kurita Water Industries Ltd.	29,700	662,064
Kyocera Corp.	94,800	4,510,849
Kyowa Hakko Kirin Co. Ltd.	70,500	1,202,432
Kyushu Electric Power Co. Inc.	134,800	1,351,964
Kyushu Financial Group, Inc.	100,900	500,123
Lawson, Inc.	19,000	1,516,862
LIXIL Group Corp.	77,600	1,274,336
M3, Inc.	57,100	1,992,789
Mabuchi Motor Co. Ltd.	14,200	601,437
Makita Corp.	33,100	2,197,743
Marubeni Corp.	484,000	2,186,582
Marui Group Co. Ltd.	62,300	838,676
Maruichi Steel Tube Ltd.	16,500	576,678
Mazda Motor Corp.	157,680	2,086,623
McDonald’s Holdings Co. Japan Ltd.	20,700	562,268
Medipal Holdings Corp.	38,900	639,548
Meiji Holdings Co. Ltd.	33,800	3,473,128
Minebea Co. Ltd.	97,000	659,009
Miraca Holdings, Inc.	14,800	641,847
Mitsubishi Chemical Holdings Corp.	421,100	1,930,318
Mitsubishi Corp.	450,000	7,923,298
Mitsubishi Electric Corp.	571,000	6,816,797
Mitsubishi Estate Co. Ltd.	380,000	6,970,262
Mitsubishi Gas Chemical Co., Inc.	118,000	615,596
Mitsubishi Heavy Industries Ltd.	889,200	3,575,670
Mitsubishi Logistics Corp.	31,000	433,700
Mitsubishi Materials Corp.	364,000	871,546
Mitsubishi Motors Corp.	195,400	902,032
Mitsubishi Tanabe Pharma Corp.	68,600	1,239,477
Mitsubishi UFJ Financial Group, Inc.	3,768,374	16,893,065
Mitsubishi UFJ Lease & Finance Co. Ltd.	154,900	595,214
Mitsui & Co. Ltd.	518,700	6,191,808
Mitsui Chemicals, Inc.	254,000	933,389
Mitsui Fudosan Co. Ltd.	265,000	6,081,955
Mitsui OSK Lines Ltd.	350,000	744,276

See Notes to Financial Statements.

BLACKROCK INDEX FUNDS, INC.	JUNE 30, 2016	27

Schedule of Investments (continued)	Master International Index Series

Common Stocks	Shares	Value
Japan (continued)
Mixi, Inc.	14,600	$603,642
Mizuho Financial Group, Inc.	6,980,064	10,044,716
MS&AD Insurance Group Holdings, Inc.	149,670	3,877,967
Murata Manufacturing Co. Ltd.	57,000	6,390,531
Nabtesco Corp.	35,200	839,877
Nagoya Railroad Co. Ltd.	268,000	1,510,027
NEC Corp.	788,000	1,835,933
Nexon Co. Ltd.	36,900	546,121
NGK Insulators Ltd.	78,000	1,576,946
NGK Spark Plug Co. Ltd.	53,600	809,080
NH Foods Ltd.	54,000	1,322,675
NHK Spring Co. Ltd.	38,700	314,084
Nidec Corp.	70,900	5,397,121
Nikon Corp.	99,400	1,345,857
Nintendo Co. Ltd.	33,700	4,842,659
Nippon Building Fund, Inc.	438	2,698,096
Nippon Electric Glass Co. Ltd.	120,500	503,026
Nippon Express Co. Ltd.	247,000	1,128,720
Nippon Paint Holdings Co. Ltd.	45,300	1,119,896
Nippon Prologis REIT, Inc.	447	1,092,010
Nippon Steel & Sumitomo Metal Corp.	240,200	4,650,185
Nippon Telegraph & Telephone Corp.	204,100	9,571,245
Nippon Yusen KK	484,000	851,470
Nissan Motor Co. Ltd.	734,800	6,557,589
Nisshin Seifun Group, Inc.	66,940	1,076,052
Nissin Foods Holdings Co. Ltd.	16,500	901,081
Nitori Holdings Co. Ltd.	22,800	2,765,276
Nitto Denko Corp.	50,310	3,191,373
NOK Corp.	30,900	525,474
Nomura Holdings, Inc.	1,072,900	3,815,829
Nomura Real Estate Holdings, Inc.	36,100	630,816
Nomura Real Estate Master Fund, Inc.	1,039	1,642,467
Nomura Research Institute Ltd.	35,900	1,316,643
NSK Ltd.	140,500	1,028,450
NTT Data Corp.	39,700	1,874,967
NTT DoCoMo, Inc.	422,400	11,391,508
NTT Urban Development Corp.	34,500	370,897
Obayashi Corp.	188,400	2,005,876
Obic Co. Ltd.	19,100	1,051,384
Odakyu Electric Railway Co. Ltd.	183,000	2,145,845
Oji Holdings Corp.	228,000	875,294
Olympus Corp.	81,000	3,024,667
Omron Corp.	57,800	1,886,637
Ono Pharmaceutical Co. Ltd.	121,900	5,310,094
Oracle Corp. Japan	12,100	645,209
Oriental Land Co. Ltd.	64,900	4,202,235
ORIX Corp.	391,200	5,062,310
Osaka Gas Co. Ltd.	593,000	2,279,783
Otsuka Corp.	15,900	743,505
Otsuka Holdings Co. Ltd.	115,400	5,317,964
Panasonic Corp.	652,300	5,612,088
Park24 Co. Ltd.	26,600	914,093
Pola Orbis Holdings, Inc.	7,000	658,771
Rakuten, Inc.	274,600	2,980,325
Recruit Holdings Co. Ltd.	84,000	3,068,864
Resona Holdings, Inc.	652,356	2,384,304
Ricoh Co. Ltd.	207,400	1,797,843
Rinnai Corp.	11,400	1,007,338
Rohm Co. Ltd.	29,000	1,144,632
Ryohin Keikaku Co. Ltd.	7,000	1,705,883
Sankyo Co. Ltd.	13,200	494,908
Santen Pharmaceutical Co. Ltd.	118,200	1,857,771
SBI Holdings, Inc.	70,940	706,429
Secom Co. Ltd.	62,000	4,583,834
Sega Sammy Holdings, Inc.	55,032	592,700
Seibu Holdings, Inc.	39,200	663,942
Seiko Epson Corp.	82,600	1,324,211

Common Stocks	Shares	Value
Japan (continued)
Sekisui Chemical Co. Ltd.	121,100	$1,492,049
Sekisui House Ltd.	178,200	3,120,652
Seven & i Holdings Co. Ltd.	222,600	9,333,194
Seven Bank Ltd.	164,700	511,214
Shikoku Electric Power Co., Inc.	60,700	719,015
Shimadzu Corp.	74,000	1,112,463
Shimamura Co. Ltd.	6,900	1,026,628
Shimano, Inc.	21,900	3,348,456
Shimizu Corp.	154,000	1,442,827
Shin-Etsu Chemical Co. Ltd.	115,500	6,766,966
Shinsei Bank Ltd.	512,000	745,974
Shionogi & Co. Ltd.	88,200	4,821,545
Shiseido Co. Ltd.	105,800	2,756,909
Shizuoka Bank Ltd.	153,000	1,077,520
Showa Shell Sekiyu KK	52,700	491,884
SMC Corp.	15,900	3,911,816
Softbank Group Corp.	283,800	16,049,464
Sohgo Security Services Co. Ltd.	18,300	904,661
Sompo Japan Nipponkoa Holdings, Inc.	98,175	2,612,651
Sony Corp.	373,100	10,992,262
Sony Financial Holdings, Inc.	55,800	630,923
Stanley Electric Co. Ltd.	43,900	937,541
Start Today Co. Ltd.	17,000	898,597
Sumitomo Chemical Co. Ltd.	440,000	1,815,466
Sumitomo Corp.	330,400	3,330,397
Sumitomo Dainippon Pharma Co. Ltd.	44,500	771,311
Sumitomo Electric Industries Ltd.	222,700	2,947,532
Sumitomo Heavy Industries Ltd.	155,000	680,899
Sumitomo Metal Mining Co. Ltd.	144,000	1,464,823
Sumitomo Mitsui Financial Group, Inc.	399,750	11,542,798
Sumitomo Mitsui Trust Holdings, Inc.	979,820	3,188,150
Sumitomo Realty & Development Co. Ltd.	105,000	2,847,323
Sumitomo Rubber Industries Ltd.	50,700	678,766
Sundrug Co. Ltd.	11,000	1,032,844
Suntory Beverage & Food Ltd.	40,500	1,832,671
Suruga Bank Ltd.	51,400	1,161,597
Suzuken Co. Ltd.	24,000	755,430
Suzuki Motor Corp.	107,700	2,916,292
Sysmex Corp.	43,100	2,967,799
T&D Holdings, Inc.	171,100	1,452,986
Taiheiyo Cement Corp.	370,000	876,369
Taisei Corp.	318,000	2,612,908
Taisho Pharmaceutical Holdings Co. Ltd.	10,300	1,083,868
Taiyo Nippon Sanso Corp.	55,700	511,938
Takashimaya Co. Ltd.	86,000	615,978
Takeda Pharmaceutical Co. Ltd.	212,300	9,156,114
TDK Corp.	35,500	1,987,157
Teijin Ltd.	276,000	914,539
Terumo Corp.	101,600	4,335,814
THK Co. Ltd.	34,000	579,510
Tobu Railway Co. Ltd.	299,000	1,641,069
Toho Co. Ltd.	32,600	902,738
Toho Gas Co. Ltd.	119,000	973,743
Tohoku Electric Power Co., Inc.	133,700	1,687,363
Tokio Marine Holdings, Inc.	206,700	6,881,262
Tokyo Electric Power Co. Holdings, Inc. (b)	457,800	1,938,801
Tokyo Electron Ltd.	46,700	3,946,554
Tokyo Gas Co. Ltd.	606,000	2,502,028
Tokyo Tatemono Co. Ltd.	64,100	768,705
Tokyu Corp.	316,000	2,774,382
Tokyu Fudosan Holdings Corp.	152,600	952,005
TonenGeneral Sekiyu KK	81,000	737,871
Toppan Printing Co. Ltd.	157,000	1,350,000
Toray Industries, Inc.	433,700	3,700,715
Toshiba Corp. (b)	1,239,000	3,375,037
Toto Ltd.	41,800	1,670,295
Toyo Seikan Kaisha Ltd.	47,700	911,454

See Notes to Financial Statements.

28	BLACKROCK INDEX FUNDS, INC.	JUNE 30, 2016

Schedule of Investments (continued)	Master International Index Series

Common Stocks	Shares	Value
Japan (continued)
Toyo Suisan Kaisha Ltd.	27,200	$1,103,315
Toyoda Gosei Co. Ltd.	15,800	281,387
Toyota Industries Corp.	50,900	2,023,777
Toyota Motor Corp.	789,100	38,901,445
Toyota Tsusho Corp.	63,800	1,373,572
Trend Micro, Inc.	30,400	1,087,224
Tsuruha Holdings, Inc.	10,900	1,319,866
Unicharm Corp.	109,500	2,460,199
United Urban Investment Corp.	800	1,441,089
USS Co. Ltd.	64,800	1,070,923
West Japan Railway Co.	48,700	3,086,279
Yahoo! Japan Corp.	414,200	1,836,711
Yakult Honsha Co. Ltd.	26,000	1,351,301
Yamada Denki Co. Ltd.	201,900	1,065,794
Yamaguchi Financial Group, Inc.	57,000	539,009
Yamaha Corp.	47,900	1,291,068
Yamaha Motor Co. Ltd.	74,600	1,138,001
Yamato Holdings Co. Ltd.	99,200	2,277,730
Yamazaki Baking Co. Ltd.	35,000	977,118
Yaskawa Electric Corp.	70,800	924,394
Yokogawa Electric Corp.	65,500	738,649
Yokohama Rubber Co. Ltd.	27,800	348,668

		810,909,078
Luxembourg — 0.0%
RTL Group SA (b)	11,710	956,342
Netherlands — 4.8%
ABN AMRO Group NV (c)	69,867	1,148,658
Aegon NV	539,178	2,136,397
AerCap Holdings NV (b)	50,628	1,700,595
Akzo Nobel NV	71,946	4,469,341
Altice NV, Class A (b)	112,905	1,685,834
Altice NV, Class B (b)	39,264	591,557
ASML Holding NV	109,507	10,779,664
CNH Industrial NV	296,235	2,148,784
Gemalto NV	24,524	1,486,293
Heineken Holding NV	29,476	2,388,194
Heineken NV	68,012	6,238,184
ING Groep NV CVA	1,143,578	11,831,345
Koninklijke Ahold NV	246,492	5,443,175
Koninklijke Boskalis Westminster NV	26,073	889,679
Koninklijke DSM NV	54,682	3,154,627
Koninklijke KPN NV	946,212	3,372,711
Koninklijke Philips NV	274,654	6,821,381
Koninklijke Vopak NV	19,944	992,802
NN Group NV	94,808	2,609,913
NXP Semiconductor NV (b)	87,438	6,849,893
OCI NV (b)	20,661	279,890
QIAGEN NV (b)	65,328	1,423,645
Randstad Holding NV	35,368	1,414,400
Royal Dutch Shell PLC, Class A	1,244,012	34,166,967
Royal Dutch Shell PLC, Class B	1,106,087	30,559,604
Unilever NV CVA	481,391	22,389,310
Wolters Kluwer NV	89,194	3,611,571

		170,584,414
New Zealand — 0.2%
Auckland International Airport Ltd.	257,356	1,197,191
Contact Energy Ltd.	214,186	795,164
Fletcher Building Ltd.	209,596	1,289,234
Meridian Energy Ltd.	382,399	721,687
Mighty River Power Ltd.	263,786	569,304
Ryman Healthcare Ltd.	106,045	707,815
Spark New Zealand Ltd.	539,283	1,370,667

		6,651,062

Common Stocks	Shares	Value
Norway — 0.6%
DNB ASA	288,731	$3,456,051
Gjensidige Forsikring ASA	54,127	901,803
Marine Harvest ASA (b)	113,741	1,918,498
Norsk Hydro ASA	355,371	1,300,953
Orkla ASA	240,829	2,141,826
Schibsted ASA, Class A	22,477	673,767
Schibsted ASA, Class B	28,143	805,172
Statoil ASA	340,288	5,879,649
Telenor ASA	221,798	3,671,424
Yara International ASA	52,827	1,678,145

		22,427,288
Portugal — 0.1%
EDP — Energias de Portugal SA	739,322	2,263,484
Galp Energia SGPS SA	116,715	1,623,311
Jeronimo Martins SGPS SA	74,369	1,172,929

		5,059,724
Singapore — 1.3%
Ascendas Real Estate Investment Trust	655,646	1,213,418
CapitaLand Commercial Trust Ltd.	641,000	705,022
CapitaLand Ltd.	751,149	1,724,621
CapitaLand Mall Trust	697,600	1,109,199
City Developments Ltd.	93,635	569,006
ComfortDelGro Corp. Ltd.	679,116	1,394,653
DBS Group Holdings Ltd.	520,107	6,132,538
Genting Singapore PLC	1,751,527	950,126
Global Logistic Properties Ltd.	787,400	1,063,029
Golden Agri-Resources Ltd.	2,077,951	543,696
Hutchison Port Holdings Trust	1,756,600	803,766
Jardine Cycle & Carriage Ltd.	27,456	751,083
Keppel Corp. Ltd.	429,677	1,772,549
Noble Group Ltd. (b)	1,490,040	225,635
Oversea-Chinese Banking Corp. Ltd.	913,298	5,938,291
SembCorp Industries Ltd.	316,690	670,645
SembCorp Marine Ltd. (d)	263,997	307,200
Singapore Airlines Ltd.	158,109	1,255,530
Singapore Exchange Ltd.	255,600	1,455,975
Singapore Press Holdings Ltd.	298,085	878,391
Singapore Technologies Engineering Ltd.	450,413	1,060,222
Singapore Telecommunications Ltd.	2,354,532	7,272,249
StarHub Ltd.	234,257	661,000
Suntec Real Estate Investment Trust	717,800	948,480
United Overseas Bank Ltd.	381,647	5,258,311
UOL Group Ltd.	135,299	551,514
Wilmar International Ltd.	610,370	1,485,824
Yangzijiang Shipbuilding Holdings Ltd.	513,083	344,128

		47,046,101
Spain — 2.9%
Abertis Infraestructuras SA	172,234	2,545,201
ACS Actividades de Construccion y Servicios SA	56,776	1,557,318
Aena SA (c)	21,196	2,809,539
Amadeus IT Holding SA, Class A	130,464	5,748,076
Banco Bilbao Vizcaya Argentaria SA	1,921,885	11,011,341
Banco de Sabadell SA	1,666,798	2,207,263
Banco Popular Espanol SA (d)	985,993	1,281,353
Banco Santander SA	4,265,598	16,553,391
Bankia SA	1,455,089	1,059,260
Bankinter SA	199,173	1,285,688
CaixaBank SA	840,912	1,853,345
Distribuidora Internacional de Alimentacion SA (b)	185,178	1,080,863
Enagas SA	17,248	526,931
Endesa SA	94,432	1,894,823
Ferrovial SA	151,681	2,969,605
Gas Natural SDG SA	118,011	2,345,777
Grifols SA	102,884	2,337,151

See Notes to Financial Statements.

BLACKROCK INDEX FUNDS, INC.	JUNE 30, 2016	29

Schedule of Investments (continued)	Master International Index Series

Common Stocks	Shares	Value
Spain (continued)
Iberdrola SA	1,623,183	$11,072,646
Industria de Diseno Textil SA	327,904	11,015,590
International Consolidated Airlines Group SA	279,275	1,382,768
Mapfre SA	429,543	943,347
Red Electrica Corp. SA	13,576	1,213,066
Repsol SA	321,485	4,121,073
Telefonica SA	1,348,437	12,801,807
Zardoya Otis SA	76,673	724,046

		102,341,268
Sweden — 2.7%
Alfa Laval AB	86,748	1,367,218
Assa Abloy AB, Class B	296,218	6,094,043
Atlas Copco AB, A Shares	198,395	5,152,742
Atlas Copco AB, B Shares	115,288	2,732,592
Boliden AB	82,858	1,619,384
Electrolux AB, Class B	69,244	1,887,927
Getinge AB, Class B	58,839	1,214,789
Hennes & Mauritz AB, Class B	280,001	8,237,856
Hexagon AB, Class B	76,307	2,792,527
Husqvarna AB, Class B	108,783	810,050
ICA Gruppen AB	23,895	800,845
Industrivarden AB, Class C	48,212	784,385
Investor AB, Class B	134,570	4,520,984
Kinnevik AB	72,737	1,738,752
Lundin Petroleum AB (b)	55,490	1,011,200
Millicom International Cellular SA	18,550	1,137,845
Nordea Bank AB	896,318	7,604,039
Sandvik AB	315,010	3,153,858
Securitas AB, Class B	99,985	1,543,550
Skandinaviska Enskilda Banken AB, Class A	448,782	3,920,415
Skanska AB, Class B	100,489	2,104,137
SKF AB, Class B	125,436	2,009,856
Svenska Cellulosa AB, B Shares	178,975	5,750,585
Svenska Handelsbanken AB, A Shares	442,407	5,371,047
Swedbank AB, Class A	267,555	5,619,477
Swedish Match AB	55,634	1,941,521
Tele2 AB, Class B	90,344	793,160
Telefonaktiebolaget LM Ericsson, Class B	898,687	6,904,211
TeliaSonera AB	767,576	3,634,838
Volvo AB, Class B	455,127	4,521,372

		96,775,205
Switzerland — 9.4%
ABB Ltd., Registered Shares (b)	584,954	11,577,461
Actelion Ltd., Registered Shares (b)	30,347	5,110,359
Adecco SA, Registered Shares	48,970	2,469,952
Aryzta AG (b)	25,236	932,618
Baloise Holding AG, Registered Shares	14,526	1,617,910
Barry Callebaut AG, Registered Shares (b)	619	762,144
Cie Financiere Richemont SA, Registered Shares	154,083	9,019,198
Coca-Cola HBC AG (b)	51,815	1,048,449
Credit Suisse Group AG, Registered Shares (b)	552,838	5,889,057
Dufry AG (b)	12,710	1,520,155
EMS-Chemie Holding AG, Registered Shares	2,516	1,299,030
Galenica AG	1,153	1,554,336
Geberit AG, Registered Shares	11,168	4,230,017
Givaudan SA, Registered Shares	2,728	5,492,894
Glencore PLC	3,615,773	7,452,534
Julius Baer Group Ltd. (b)	66,123	2,661,338
Kuehne & Nagel International AG, Registered Shares	15,954	2,235,308
LafargeHolcim Ltd. (b)	134,481	5,626,353
Lindt & Spruengli AG	298	1,777,307
Lindt & Spruengli AG, Registered Shares	32	2,286,827
Lonza Group AG, Registered Shares (b)	15,635	2,597,158
Nestle SA, Registered Shares	942,218	73,001,452
Novartis AG, Registered Shares	672,427	55,501,112

Common Stocks	Shares	Value
Switzerland (continued)
Pargesa Holding SA, Bearer Shares	9,520	$629,454
Partners Group Holding AG	5,060	2,168,541
Roche Holding AG	207,618	54,786,191
Schindler Holding AG, Participation Certificates	13,070	2,366,295
Schindler Holding AG, Registered Shares	6,327	1,151,428
SGS SA, Registered Shares	1,618	3,706,435
Sika AG, Bearer Shares	640	2,683,557
Sonova Holding AG, Registered Shares	16,478	2,187,044
STMicroelectronics NV	189,607	1,107,001
Swatch Group AG, Bearer Shares	9,112	2,651,607
Swatch Group AG, Registered Shares	15,124	866,116
Swiss Life Holding AG, Registered Shares (b)	9,308	2,151,058
Swiss Prime Site AG, Registered Shares (b)	19,224	1,740,324
Swiss Re AG	99,192	8,663,470
Swisscom AG, Registered Shares	7,653	3,802,051
Syngenta AG, Registered Shares	27,449	10,536,256
UBS Group AG	1,080,792	14,023,910
Zurich Insurance Group AG (b)	44,518	11,012,983

		331,896,690
United Arab Emirates — 0.0%
Mediclinic International PLC	108,611	1,590,047
United Kingdom — 16.6%
3i Group PLC	287,387	2,108,586
Aberdeen Asset Management PLC	272,558	1,022,607
Admiral Group PLC	62,393	1,696,469
Aggreko PLC	77,332	1,322,610
Anglo American PLC	414,168	4,059,772
Antofagasta PLC	113,951	712,536
ARM Holdings PLC	415,741	6,314,986
Ashtead Group PLC	148,710	2,124,161
Associated British Foods PLC	105,253	3,835,243
AstraZeneca PLC	373,599	22,335,039
Auto Trader Group PLC (c)	282,528	1,335,589
Aviva PLC	1,196,049	6,304,715
Babcock International Group PLC	79,625	962,684
BAE Systems PLC	930,763	6,515,861
Barclays PLC	4,966,706	9,237,500
Barratt Developments PLC	291,854	1,585,941
Berkeley Group Holdings PLC	37,383	1,262,336
BHP Billiton PLC	623,997	7,897,883
BP PLC	5,480,240	32,078,650
British American Tobacco PLC	550,905	35,714,625
British Land Co. PLC	288,631	2,343,477
BT Group PLC	2,506,260	13,775,899
Bunzl PLC	99,030	3,047,007
Burberry Group PLC	129,744	2,018,221
Capita PLC	196,343	2,529,979
Carnival PLC	55,838	2,476,961
Centrica PLC	1,613,567	4,879,409
Cobham PLC	504,576	1,063,056
Coca-Cola European Partners PLC (b)	64,374	2,306,766
Compass Group PLC	485,885	9,244,146
Croda International PLC	38,777	1,627,794
Diageo PLC	746,053	20,841,477
Direct Line Insurance Group PLC	393,064	1,817,194
Dixons Carphone PLC	289,163	1,241,107
easyJet PLC	46,941	682,128
Fiat Chrysler Automobiles NV	283,302	1,743,853
Fresnillo PLC	70,346	1,549,123
G4S PLC	448,411	1,098,769
GKN PLC	506,354	1,830,698
GlaxoSmithKline PLC	1,437,608	30,872,610
Hammerson PLC	237,055	1,707,406
Hargreaves Lansdown PLC	73,575	1,227,306
Hikma Pharmaceuticals PLC	42,703	1,406,251
HSBC Holdings PLC	5,817,598	36,043,211

See Notes to Financial Statements.

30	BLACKROCK INDEX FUNDS, INC.	JUNE 30, 2016

Schedule of Investments (continued)	Master International Index Series

Common Stocks	Shares	Value
United Kingdom (continued)
ICAP PLC	155,587	$875,441
IMI PLC	81,820	1,060,329
Imperial Brands PLC	283,313	15,364,832
Inmarsat PLC	132,828	1,431,469
InterContinental Hotels Group PLC	53,633	1,977,997
Intertek Group PLC	47,674	2,221,287
Intu Properties PLC	278,090	1,081,155
Investec PLC	164,637	1,023,344
ITV PLC	1,075,655	2,579,070
J. Sainsbury PLC	396,347	1,234,695
Johnson Matthey PLC	57,179	2,144,625
Kingfisher PLC	677,994	2,912,040
Land Securities Group PLC	233,593	3,250,557
Legal & General Group PLC	1,762,619	4,512,473
Lloyds Banking Group PLC	18,927,833	13,709,220
London Stock Exchange Group PLC	92,633	3,147,524
Marks & Spencer Group PLC	482,784	2,067,533
Meggitt PLC	228,923	1,244,296
Merlin Entertainments PLC (c)	214,745	1,264,628
Mondi PLC	108,499	2,031,367
National Grid PLC	1,106,915	16,277,541
Next PLC	42,908	2,835,182
Old Mutual PLC	1,456,112	3,933,637
Pearson PLC	242,579	3,155,493
Persimmon PLC	90,571	1,756,324
Petrofac Ltd.	78,409	815,030
Provident Financial PLC	45,918	1,415,828
Prudential PLC	760,738	12,908,886
Randgold Resources Ltd.	27,560	3,092,711
Reckitt Benckiser Group PLC	188,644	18,915,628
RELX NV	304,569	5,269,233
RELX PLC	328,869	6,055,931
Rio Tinto PLC	366,295	11,379,508
Rolls-Royce Holdings PLC (b)	543,223	5,185,043
Royal Bank of Scotland Group PLC (b)	1,018,373	2,307,789
Royal Mail PLC	281,116	1,888,689
RSA Insurance Group PLC	300,479	2,013,919
SABMiller PLC	287,402	16,761,015
Sage Group PLC	318,737	2,755,020
Schroders PLC	38,310	1,210,620
Segro PLC	220,906	1,224,447
Severn Trent PLC	72,673	2,371,261
Sky PLC	305,044	3,466,348
Smith & Nephew PLC	264,740	4,495,591
Smiths Group PLC	121,299	1,874,458
SSE PLC	295,472	6,149,703
St. James’s Place PLC	154,986	1,634,447
Standard Chartered PLC	969,602	7,356,341
Standard Life PLC	581,887	2,295,751
Tate & Lyle PLC	138,673	1,239,869
Taylor Wimpey PLC	1,003,176	1,779,717
Tesco PLC (b)	2,408,904	5,657,535
Travis Perkins PLC	73,499	1,450,130
Unilever PLC	379,281	18,173,302
United Utilities Group PLC	197,761	2,741,030
Vodafone Group PLC	7,835,513	23,889,358

Common Stocks	Shares	Value
United Kingdom (continued)
Weir Group PLC	66,025	$1,275,170
Whitbread PLC	53,911	2,522,453
William Hill PLC	271,596	935,524
WM Morrison Supermarkets PLC	647,886	1,626,455
Wolseley PLC	75,390	3,903,965
Worldpay Group PLC (b)(c)	418,874	1,524,573
WPP PLC	382,539	7,972,642

		586,428,620
United States — 0.0%
Ball Corp.	9,282	660,805
Total Common Stocks — 98.0%		3,462,035,894

Preferred Securities

Preferred Stocks
Germany — 0.4%
Henkel AG & Co. KGaA Preference Shares, 0.00%	52,650	6,434,383
Volkswagen AG, Preference Shares, 0.00%	54,921	6,652,044
Total Preferred Securities — 0.4%		13,086,427

Rights
Hong Kong — 0.0%
Noble Group, Ltd. (Expires 07/16/18) (b)	1,490,040	99,550
Spain — 0.0%
ACS Actividades de Construccion y Servicios SA (Expires 07/16/18) (b)	56,776	39,883
Repsol SA (Expires 07/16/18) (b)	321,485	104,533

		144,416
Total Rights — 0.0%		243,966
Total Long-Term Investments (Cost — $3,607,884,865) — 98.4%		3,475,366,287

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.40% (e)(f)	4,036,552	4,036,552

	Beneficial Interest (000)
BlackRock Liquidity Series, LLC, Money Market Series, 0.59% (e)(f)(g)	$2,521	2,521,185
Total Short-Term Securities (Cost — $6,557,737) — 0.2%		6,557,737
Total Investments (Cost — $3,614,442,602) — 98.6%		3,481,924,024
Other Assets Less Liabilities — 1.4%		51,089,623

Net Assets — 100.0%		$3,533,013,647

Notes to Schedule of Investments

(a)	A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.

(b)	Non-income producing security.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security, or a portion of security, is on loan.

(e)	Current yield as of period end.

See Notes to Financial Statements.

BLACKROCK INDEX FUNDS, INC.	JUNE 30, 2016	31

Schedule of Investments (continued)	Master International Index Series

(f)	During the six months ended June 30, 2016, investments in issuers considered to be affiliates of the Series for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/Beneficial Interest Helded at December 31, 2015	Net Activity		Shares/Beneficial Interest Helded at June 30, 2016	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	3,032,475	1,004,077	[1]	4,036,552	$26,432
BlackRock Liquidity Series, LLC, Money Market Series	$5,230,513	$(2,709,328)[2]		$2,521,185	243,186	[3]
Total				$6,557,737	$269,618

[1] Represents net shares purchased.
[2] Represents net beneficial interest sold.

[3]   Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(g)	Security was purchased with the cash collateral from loaned securities. The Series may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Contracts Long	Issue	Expiration	Notional Value	Unrealized Appreciation (Depreciation)
590	Euro Stoxx 50 Index	September 2016	$18,693,181	$527,203
173	FTSE 100 Index	September 2016	$14,791,413	1,055,043
167	Nikkei 225 Index	September 2016	$12,573,718	(362,998)
75	SPI 200 Index	September 2016	$7,237,989	82,478
Total				$1,301,726

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Assets		Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Futures contracts	Net unrealized appreciation[1]	—	—	$1,664,724	—	—	—	$1,664,724

Liabilities
Futures contracts	Net unrealized depreciation[1]	—	—	(362,998)	—	—	—	(362,998)

Total		—	—	$1,301,726	—	—	—	$1,301,726

[1]

Includes cumulative appreciation (depreciation) on futures contracts, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

For the six months ended June 30, 2016, the effect of derivative financial instruments in the Statements of Operations was as follows:

Net Realized Gain (Loss) from:	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Futures contracts	—	—	$6,012,610	—	—	—	$6,012,610

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	—	—	$464,094	—	—	—	$464,094

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$77,078,833

For more information about the Series’ investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

See Notes to Financial Statements.

32	BLACKROCK INDEX FUNDS, INC.	JUNE 30, 2016

Schedule of Investments (concluded)	Master International Index Series

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Series’ policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the Series’ investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
Australia	—	$252,477,574	$9	$252,477,583
Austria	—	5,567,346	—	5,567,346
Belgium	—	51,853,985	—	51,853,985
Denmark	—	68,988,425	—	68,988,425
Finland	—	33,858,650	—	33,858,650
France	—	330,500,026	—	330,500,026
Germany	—	287,265,462	—	287,265,462
Hong Kong	$1,835,055	113,620,552	—	115,455,607
Ireland	—	41,984,473	—	41,984,473
Israel	5,945,347	20,655,387	—	26,600,734
Italy	—	64,156,959	—	64,156,959
Japan	1,417,320	809,491,758	—	810,909,078
Luxembourg	—	956,342	—	956,342
Netherlands	30,939,798	139,644,616	—	170,584,414
New Zealand	—	6,651,062	—	6,651,062
Norway	—	22,427,288	—	22,427,288
Portugal	—	5,059,724	—	5,059,724
Singapore	—	47,046,101	—	47,046,101
Spain	—	102,341,268	—	102,341,268
Sweden	—	96,775,205	—	96,775,205
Switzerland	—	331,896,690	—	331,896,690
United Arab Emirates	—	1,590,047	—	1,590,047
United Kingdom	2,306,766	584,121,854	—	586,428,620
United States	660,805	—	—	660,805
Preferred Stocks	—	13,086,427	—	13,086,427
Rights	144,416	99,550	—	243,966
Short-Term Securities	4,036,552	2,521,185	—	6,557,737

Total	$47,286,059	$3,434,637,956	$9	$3,481,924,024

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Equity contracts	$1,664,724	—	—	$1,664,724
Liabilities:
Equity contracts	(362,998)	—	—	(362,998)

Total	$1,301,726	—	—	$1,301,726

[1] Derivative financial instruments are futures contracts. Future contracts are valued at the unrealized appreciation (depreciation) on the instrument.
The Series may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:
	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for futures contracts	$1,091,221	—	—	$1,091,221
Foreign currency at value	37,722,914	—	—	37,722,914
Liabilities:
Collateral on securities loaned at value	—	$(2,521,185)	—	(2,521,185)

Total	$38,814,135	$(2,521,185)	—	$36,292,950

During the six months ended June 30, 2016, there were no transfers between levels.

See Notes to Financial Statements.

BLACKROCK INDEX FUNDS, INC.	JUNE 30, 2016	33

Schedule of Investments June 30, 2016 (Unaudited)	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Advertising Agencies — 0.3%
Marchex, Inc., Class B (a)	9,758	$31,030
Marketo, Inc. (a)	12,755	444,129
MDC Partners, Inc., Class A	15,897	290,756
National CineMedia, Inc.	19,233	297,727
QuinStreet, Inc. (a)	13,109	46,537
TubeMogul, Inc. (a)	6,335	75,387
Viad Corp.	6,417	198,927

		1,384,493
Aerospace — 1.2%
AAR Corp.	9,838	229,619
Aerojet Rocketdyne Holdings, Inc. (a)	18,325	334,981
Aerovironment, Inc. (a)	6,066	168,635
Astronics Corp. (a)	6,024	200,358
Cubic Corp.	7,838	314,774
Curtiss-Wright Corp.	13,443	1,132,573
Ducommun, Inc. (a)	3,273	64,740
Esterline Technologies Corp. (a)	9,050	561,462
Kaman Corp.	8,248	350,705
KLX, Inc. (a)	16,347	506,757
Kratos Defense & Security Solutions, Inc. (a)	13,304	54,546
Moog, Inc., Class A (a)	9,788	527,769
Teledyne Technologies, Inc. (a)	10,421	1,032,200
Triumph Group, Inc.	15,120	536,760

		6,015,879
Agriculture, Fishing & Ranching — 0.5%
Alico, Inc.	1,015	30,704
The Andersons, Inc.	8,315	295,515
Cal-Maine Foods, Inc. (b)	9,450	418,824
Calavo Growers, Inc.	4,791	320,997
Fresh Del Monte Produce, Inc.	9,840	535,591
Limoneira Co. (b)	3,257	57,388
Sanderson Farms, Inc.	6,110	529,371
Seaboard Corp. (a)	78	223,910

		2,412,300
Air Transport — 0.5%
Air Transport Services Group, Inc. (a)	16,036	207,827
Allegiant Travel Co.	4,006	606,909
Atlas Air Worldwide Holdings, Inc. (a)	7,524	311,644
Bristow Group, Inc.	10,851	123,810
Era Group, Inc. (a)	5,961	56,033
Hawaiian Holdings, Inc. (a)	15,993	607,094
PHI, Inc. (a)	3,821	68,320
SkyWest, Inc.	15,304	404,944
Virgin America, Inc. (a)	5,883	330,683

		2,717,264
Alternative Energy — 0.3%
Ameresco, Inc., Class A (a)	6,023	26,321
Atlantica Yield PLC (b)	18,372	341,352
Cobalt International Energy, Inc. (a)	128,030	171,560
EnerNOC, Inc. (a)	7,820	49,422
EP Energy Corp., Class A (a)	10,965	56,799
Green Brick Partners, Inc. (a)	7,300	53,071
Green Plains, Inc.	11,231	221,475
REX American Resources Corp. (a)	1,841	110,147
TerraForm Global, Inc., Class A (a)	26,317	85,794
TerraForm Power, Inc., Class A (a)	27,077	295,139
Vivint Solar, Inc. (a)(b)	6,117	18,779

		1,429,859

Common Stocks	Shares	Value
Aluminum — 0.1%
Century Aluminum Co. (a)	14,829	$93,867
Kaiser Aluminum Corp.	4,843	437,856

		531,723
Asset Management & Custodian — 0.5%
Arlington Asset Investment Corp.	4,608	59,950
B. Riley Financial, Inc.	2,460	23,567
Calamos Asset Management, Inc., Class A	5,508	40,264
Cohen & Steers, Inc.	6,549	264,842
Cowen Group, Inc., Class A (a)	33,722	99,817
Diamond Hill Investment Group, Inc.	1,007	189,739
Fifth Street Asset Management, Inc.	1,579	6,379
Financial Engines, Inc.	16,561	428,433
GAMCO Investors, Inc., Class A	1,408	46,140
KCG Holdings, Inc., Class A (a)	16,464	218,971
Manning & Napier, Inc.	5,843	55,509
Medley Management, Inc.	1,457	8,567
OM Asset Management PLC	12,585	168,010
Oppenheimer Holdings, Inc., Class A	3,835	59,289
PJT Partners, Inc.	5,631	129,513
Pzena Investment Management, Inc., Class A	4,681	35,622
Resource America, Inc., Class A	3,876	37,675
Silvercrest Asset Management Group, Inc., Class A	3,312	40,539
Virtus Investment Partners, Inc.	2,017	143,570
Waddell & Reed Financial, Inc., Class A	9,073	156,237
Westwood Holdings Group, Inc.	2,680	138,824
WisdomTree Investments, Inc. (b)	32,284	316,060

		2,667,517
Auto Parts — 0.7%
American Axle & Manufacturing Holdings, Inc. (a)	23,474	339,904
Dana Holding Corp.	45,556	481,071
Dorman Products, Inc. (a)	8,092	462,862
Federal-Mogul Corp. (a)	8,875	73,751
Fox Factory Holding Corp. (a)	6,455	112,123
Gentherm, Inc. (a)	11,220	384,285
Horizon Global Corp. (a)	5,253	59,622
Meritor, Inc. (a)	26,770	192,744
Metaldyne Performance Group, Inc.	4,510	62,013
Standard Motor Products, Inc.	6,602	262,628
Stoneridge, Inc. (a)	7,884	117,787
Superior Industries International, Inc.	7,739	207,250
Tenneco, Inc. (a)	17,177	800,620
Tower International, Inc.	6,041	124,324
Unique Fabricating, Inc.	1,757	23,526
Workhorse Group, Inc. (a)(b)	3,137	21,488

		3,725,998
Auto Services — 0.1%
Cooper Tire & Rubber Co.	16,870	503,063
Back Office Support, HR & Consulting — 1.9%
Advisory Board Co. (a)	12,668	448,320
Angie’s List, Inc. (a)	11,796	76,792
Barrett Business Services, Inc.	2,036	84,128
CBIZ, Inc. (a)	15,808	164,561
CEB, Inc.	9,895	610,324
Convergys Corp.	27,359	683,975
CRA International, Inc. (a)	2,487	62,722
DHI Group, Inc. (a)	16,355	101,892
ExlService Holdings, Inc. (a)	10,032	525,777
Forrester Research, Inc.	3,005	110,764
FTI Consulting, Inc. (a)	12,775	519,687

Portfolio Abbreviation

REIT	Real Estate Investment Trust

See Notes to Financial Statements.

34	BLACKROCK INDEX FUNDS, INC.	JUNE 30, 2016

Schedule of Investments (continued)	Master Small Cap Index Series

Common Stocks	Shares	Value
Back Office Support, HR & Consulting (continued)
GP Strategies Corp. (a)	3,783	$82,053
Hackett Group, Inc.	6,789	94,163
Heidrick & Struggles International, Inc.	5,629	95,018
Huron Consulting Group, Inc. (a)	6,709	405,358
ICF International, Inc. (a)	5,443	222,619
IDI, Inc. (a)(b)	4,130	19,535
Insperity, Inc.	4,786	369,623
Kelly Services, Inc., Class A	9,276	175,966
Kforce, Inc.	7,780	131,404
Korn/Ferry International	17,532	362,912
Liquidity Services, Inc. (a)	7,008	54,943
MAXIMUS, Inc.	19,646	1,087,799
Monster Worldwide, Inc. (a)	27,458	65,625
Navigant Consulting, Inc. (a)	14,999	242,234
NV5 Global Inc. (a)	2,118	60,236
On Assignment, Inc. (a)	15,544	574,351
Patriot National, Inc. (a)(b)	3,278	26,814
Paylocity Holding Corp. (a)	6,650	287,280
PFSweb, Inc. (a)	4,512	42,864
Resources Connection, Inc.	10,612	156,845
RPX Corp. (a)	15,864	145,473
ServiceSource International, Inc. (a)	17,707	71,359
Sykes Enterprises, Inc. (a)	12,045	348,823
TeleTech Holdings, Inc.	5,263	142,785
TriNet Group, Inc. (a)	12,983	269,917
TrueBlue, Inc. (a)	13,056	247,019
WageWorks, Inc. (a)	11,150	666,881

		9,838,841
Banks: Diversified — 9.3%
1st Source Corp.	4,617	149,545
Access National Corp.	2,401	46,844
ACNB Corp.	1,596	40,076
Allegiance Bancshares, Inc. (a)	3,113	77,451
Ambac Financial Group, Inc. (a)	11,687	192,368
American National Bankshares, Inc.	2,434	61,288
Ameris Bancorp	10,547	313,246
Ames National Corp.	2,643	70,885
Arrow Financial Corp.	3,231	97,867
Atlantic Capital Bancshares, Inc. (a)	5,755	83,217
Avenue Financial Holdings, Inc. (a)	2,361	46,394
Bancfirst Corp.	2,494	150,438
Banco Latinoamericano de Comercio Exterior SA	9,486	251,379
Bancorp, Inc. (a)	9,937	59,821
BancorpSouth, Inc.	26,431	599,719
Bank of Marin Bancorp	1,894	91,613
Bank of the Ozarks, Inc.	25,643	962,125
Bankwell Financial Group, Inc.	1,610	35,517
Banner Corp.	9,305	395,835
Bar Harbor Bankshares	1,869	65,602
BBCN Bancorp, Inc.	23,990	357,931
BBX Capital Corp., Class A (a)	541	8,315
Beneficial Bancorp, Inc. (a)	21,835	277,741
BNC Bancorp	11,781	267,547
Boston Private Financial Holdings, Inc.	25,407	299,294
Bridge Bancorp, Inc.	4,882	138,649
Bryn Mawr Bank Corp.	5,482	160,074
C&F Financial Corp.	872	39,031
Camden National Corp.	3,380	141,960
Capital City Bank Group, Inc.	3,482	48,469
Capitol Federal Financial, Inc.	38,868	542,209
Cardinal Financial Corp.	9,905	217,316
Carolina Financial Corp.	2,827	52,808
Cascade Bancorp (a)	9,764	54,093
Cathay General Bancorp	22,675	639,435
Centerstate Banks, Inc.	14,561	229,336
Central Pacific Financial Corp.	9,694	228,778

Common Stocks	Shares	Value
Banks: Diversified (continued)
Central Valley Community Bancorp	2,325	$32,550
Century Bancorp, Inc., Class A	976	41,314
Charter Financial Corp.	4,092	54,342
Chemical Financial Corp.	11,751	438,195
Chemung Financial Corp.	813	23,862
Citizens & Northern Corp.	3,501	70,790
City Holding Co.	4,641	211,026
CNB Financial Corp.	4,066	72,375
CoBiz Financial, Inc.	11,106	129,940
Codorus Valley Bancorp, Inc.	2,083	42,431
Columbia Banking System, Inc.	17,834	500,422
Community Bank System, Inc.	13,183	541,689
Community Trust Bancorp, Inc.	4,502	156,039
CommunityOne Bancorp (a)	3,592	45,403
ConnectOne Bancorp, Inc.	8,434	132,329
County Bancorp, Inc.	1,223	25,218
CU Bancorp (a)	4,830	109,786
Customers Bancorp, Inc. (a)	7,722	194,054
CVB Financial Corp.	30,982	507,795
Eagle Bancorp, Inc. (a)	9,388	451,657
Enterprise Bancorp, Inc.	2,429	58,272
Enterprise Financial Services Corp.	6,120	170,687
Equity Bancshares, Inc., Class A (a)	1,414	31,306
EverBank Financial Corp.	31,661	470,482
Farmers Capital Bank Corp.	2,385	65,230
Farmers National Banc Corp.	8,866	78,021
Fidelity Southern Corp.	5,919	92,751
Financial Institutions, Inc.	3,997	104,202
First Bancorp, Inc.	3,341	71,965
First Bancorp, North Carolina	5,666	99,608
First BanCorp, Puerto Rico (a)	37,648	149,463
First Busey Corp.	9,716	207,825
First Business Financial Services, Inc.	2,372	55,671
First Citizens BancShares, Inc., Class A	2,308	597,564
First Commonwealth Financial Corp.	27,679	254,647
First Community Bancshares, Inc.	4,417	99,117
First Community Financial Partners, Inc. (a)(b)	3,513	30,914
First Connecticut Bancorp, Inc.	4,288	71,009
First Financial Bancorp	18,922	368,033
First Financial Bankshares, Inc.	19,515	639,897
First Financial Corp.	2,985	109,311
First Foundation, Inc. (a)	3,786	81,399
First Internet Bancorp	1,452	34,587
First Interstate Bancsystem, Inc.	5,980	168,038
First Merchants Corp.	12,644	315,215
First Mid-Illinois Bancshares, Inc.	1,471	36,775
First Midwest Bancorp, Inc.	24,819	435,822
First NBC Bank Holding Co. (a)	4,786	80,357
First Northwest Bancorp (a)	3,056	38,933
First of Long Island Corp.	4,188	120,070
FirstMerit Corp.	50,214	1,017,838
Flagstar Bancorp, Inc. (a)	6,336	154,662
FNB Corp.	64,009	802,673
Franklin Financial Network, Inc. (a)	2,710	84,986
Fulton Financial Corp.	52,389	707,251
German American Bancorp, Inc.	4,650	148,660
Glacier Bancorp, Inc.	23,321	619,872
Great Western Bancorp, Inc.	18,025	568,508
Guaranty Bancorp	4,211	70,324
Hampton Roads Bankshares, Inc. (a)	7,743	13,860
Hancock Holding Co.	23,632	617,032
Hanmi Financial Corp.	9,869	231,823
Heartland Financial USA, Inc.	6,869	242,407
Heritage Commerce Corp.	7,863	82,797
Heritage Oaks Bancorp	6,775	53,793
Home BancShares, Inc.	36,835	728,965
Horizon Bancorp	3,302	83,012

See Notes to Financial Statements.

BLACKROCK INDEX FUNDS, INC.	JUNE 30, 2016	35

Schedule of Investments (continued)	Master Small Cap Index Series

Common Stocks	Shares	Value
Banks: Diversified (continued)
Iberiabank Corp.	12,522	$747,939
Independent Bank Corp./MA	8,003	365,737
Independent Bank Corp./MI	6,113	88,700
Independent Bank Group, Inc.	3,567	153,060
International Bancshares Corp.	16,779	437,764
Janus Capital Group, Inc.	44,284	616,433
Lake Sunapee Bank Group	2,135	36,530
Lakeland Bancorp, Inc.	12,592	143,297
Lakeland Financial Corp.	5,063	238,012
LCNB Corp.	2,213	34,965
Live Oak Bancshares, Inc.	6,669	94,100
Macatawa Bank Corp.	7,089	52,600
MainSource Financial Group, Inc.	7,449	164,250
MB Financial, Inc.	21,371	775,340
MBT Financial Corp.	4,834	38,672
Mercantile Bank Corp.	4,745	113,216
Merchants Bancshares, Inc.	1,648	50,231
Middleburg Financial Corp.	1,260	34,272
Midland States Bancorp, Inc. (a)	1,030	22,341
National Bank Holdings Corp., Class A	7,728	157,342
National Bankshares, Inc.	2,057	71,830
National Commerce Corp. (a)	2,422	56,481
NBT Bancorp, Inc.	13,106	375,225
Nicolet Bankshares, Inc. (a)	2,252	85,756
Northrim BanCorp, Inc.	1,812	47,637
OFG Bancorp	12,658	105,061
Old Line Bancshares, Inc.	2,250	40,500
Old National Bancorp	40,730	510,347
Old Second Bancorp, Inc.	8,595	58,704
Opus Bank	5,495	185,731
Orrstown Financial Services, Inc.	1,855	33,483
Pacific Continental Corp.	5,405	84,913
Pacific Mercantile Bancorp (a)	4,051	28,762
Pacific Premier Bancorp, Inc. (a)	8,579	205,896
Park National Corp.	4,102	376,482
Park Sterling Corp.	15,401	109,193
Peapack Gladstone Financial Corp.	4,493	83,165
Penns Woods Bancorp, Inc.	1,362	57,190
People’s Utah Bancorp	3,623	60,142
Peoples Bancorp, Inc.	4,789	104,352
Peoples Financial Services Corp.	2,151	84,190
Pinnacle Financial Partners, Inc.	12,306	601,148
Preferred Bank	3,634	104,932
Premier Financial Bancorp, Inc.	2,236	37,677
PrivateBancorp, Inc.	23,928	1,053,550
Prosperity Bancshares, Inc.	20,387	1,039,533
Provident Financial Services, Inc.	18,754	368,329
QCR Holdings, Inc.	3,445	93,670
Renasant Corp.	12,601	407,390
Republic Bancorp, Inc., Class A	2,862	79,077
Republic First Bancorp, Inc. (a)	9,171	39,527
S&T Bancorp, Inc.	10,676	261,028
Sandy Spring Bancorp, Inc.	7,476	217,253
Seacoast Banking Corp. of Florida (a)	9,540	154,930
ServisFirst Bancshares, Inc.	7,107	351,015
Shore Bancshares, Inc.	3,363	39,515
Sierra Bancorp	3,656	61,019
Simmons First National Corp., Class A	9,045	417,743
South State Corp.	7,275	495,064
Southern First Bancshares, Inc. (a)	1,582	38,126
Southern National Bancorp of Virginia, Inc.	2,930	35,599
Southside Bancshares, Inc.	7,677	237,373
Southwest Bancorp, Inc.	5,144	87,088
State Bank Financial Corp.	11,094	225,763
Stock Yards Bancorp, Inc.	6,762	190,891
Stonegate Bank	3,429	110,654
Suffolk Bancorp	3,350	104,888

Common Stocks	Shares	Value
Banks: Diversified (continued)
Summit Financial Group, Inc.	2,227	$38,972
Talmer Bancorp, Inc., Class A	18,184	348,587
Texas Capital Bancshares, Inc. (a)	14,124	660,438
Tompkins Financial Corp.	4,496	292,240
TowneBank	17,217	372,748
Trico Bancshares	5,943	164,027
Tristate Capital Holdings, Inc. (a)	6,845	93,982
Triumph Bancorp, Inc. (a)	5,358	85,728
TrustCo Bank Corp. NY	28,571	183,140
Trustmark Corp.	20,719	514,867
UMB Financial Corp.	13,661	726,902
Umpqua Holdings Corp.	67,392	1,042,554
Union Bankshares Corp.	13,442	332,152
Union Bankshares, Inc.	1,010	36,724
United Bankshares, Inc.	20,024	751,100
United Community Banks, Inc.	21,826	399,198
United Community Financial Corp.	14,164	86,117
Univest Corp. of Pennsylvania	5,620	118,132
Valley National Bancorp	75,512	688,669
Veritex Holdings, Inc. (a)	2,243	35,933
Washington Trust Bancorp, Inc.	4,767	180,765
WashingtonFirst Bankshares, Inc.	2,204	47,628
Webster Financial Corp.	27,900	947,205
WesBanco, Inc.	11,020	342,171
West BanCorp., Inc.	5,052	93,917
Westamerica BanCorp	7,635	376,100
Wilshire Bancorp, Inc.	22,402	233,429
Wintrust Financial Corp.	14,773	753,423
Yadkin Financial Corp.	15,449	387,615
Your Community Bankshares, Inc.	1,403	52,135

		47,010,288
Banks: Savings, Thrift & Mortgage Lending — 1.6%
Apollo Residential Mortgage, Inc.	9,529	127,689
Astoria Financial Corp.	28,134	431,294
Banc of California, Inc.	15,150	274,215
Bank Mutual Corp.	12,225	93,888
BankFinancial Corp.	4,526	54,267
Bear State Financial, Inc.	5,371	50,649
Berkshire Hills Bancorp, Inc.	9,698	261,070
BofI Holding, Inc. (a)	18,392	325,722
Brookline Bancorp, Inc.	21,611	238,369
BSB Bancorp, Inc. (a)	2,358	53,409
Clifton Bancorp, Inc.	6,585	99,236
Dime Community Bancshares, Inc.	9,954	169,318
ESSA Bancorp, Inc.	2,147	28,770
First Defiance Financial Corp.	2,625	101,981
First Financial Northwest, Inc.	2,346	31,155
Flushing Financial Corp.	8,789	174,725
Fox Chase Bancorp, Inc.	3,648	74,200
Great Southern Bancorp, Inc.	3,194	118,082
Greene County Bancorp, Inc.	637	10,364
Heritage Financial Corp.	8,736	153,579
Hingham Institution for Savings	378	46,464
Home Bancorp, Inc.	1,521	41,782
HomeStreet, Inc. (a)	6,990	139,241
Investors Bancorp, Inc.	90,224	999,682
Kearny Financial Corp.	28,572	359,436
Ladder Capital Corp.	11,320	138,104
LegacyTexas Financial Group, Inc.	13,620	366,514
Meridian Bancorp, Inc.	15,164	224,124
MutualFirst Financial, Inc.	1,402	38,345
Northfield Bancorp, Inc.	12,621	187,169
Northwest Bancshares, Inc.	29,287	434,326
OceanFirst Financial Corp.	6,667	121,139
Ocwen Financial Corp. (a)	34,881	59,646
Oritani Financial Corp.	12,085	193,239

See Notes to Financial Statements.

36	BLACKROCK INDEX FUNDS, INC.	JUNE 30, 2016

Schedule of Investments (continued)	Master Small Cap Index Series

Common Stocks	Shares	Value
Banks: Savings, Thrift & Mortgage Lending (continued)
Provident Bancorp, Inc. (a)	1,130	$17,425
Provident Financial Holdings, Inc.	1,754	32,098
SI Financial Group, Inc.	2,887	38,224
Southern Missouri Bancorp, Inc.	1,561	36,730
Sterling Bancorp	38,809	609,301
Territorial Bancorp, Inc.	2,476	65,540
United Financial Bancorp, Inc.	15,869	205,980
Washington Federal, Inc.	27,630	670,304
Waterstone Financial, Inc.	7,626	116,907
Westfield Financial, Inc.	4,105	31,608
WSFS Financial Corp.	8,831	284,270

		8,329,580
Beverage: Brewers & Distillers — 0.1%
Boston Beer Co., Inc., Class A (a)	2,694	460,755
Craft Brew Alliance, Inc. (a)	3,469	39,963
Primo Water Corp. (a)	5,938	70,127

		570,845
Beverage: Soft Drinks — 0.1%
Coca-Cola Bottling Co. Consolidated	1,465	216,044
Farmer Bros Co. (a)	2,654	85,087
National Beverage Corp. (a)	3,606	226,493

		527,624
Biotechnology — 4.4%
Acceleron Pharma, Inc. (a)	8,483	288,252
Acorda Therapeutics, Inc. (a)	13,287	338,885
Aduro Biotech, Inc. (a)	11,306	127,871
Advaxis, Inc. (a)(b)	9,582	77,518
Adverum Biotechnologies, Inc. (a)	8,807	27,830
Agenus, Inc. (a)	21,207	85,888
Aimmune Therapeutics, Inc. (a)	7,501	81,161
Akebia Therapeutics, Inc. (a)	10,227	76,498
Albany Molecular Research, Inc. (a)	7,835	105,302
Alder Biopharmaceuticals, Inc. (a)	14,411	359,843
AMAG Pharmaceuticals, Inc. (a)	10,802	258,384
Amicus Therapeutics, Inc. (a)	39,477	215,544
Anavex Life Sciences Corp. (a)	9,415	57,526
ANI Pharmaceuticals, Inc. (a)	2,521	140,722
Anthera Pharmaceuticals, Inc. (a)	11,872	36,684
Applied Genetic Technologies Corp. (a)	3,624	51,207
Ardelyx, Inc. (a)	7,109	62,062
Arena Pharmaceuticals, Inc. (a)	77,571	132,646
Ariad Pharmaceuticals, Inc. (a)	54,446	402,356
Array BioPharma, Inc. (a)	45,861	163,265
Asterias Biotherapeutics, Inc. (a)	6,138	14,731
Atara Biotherapeutics, Inc. (a)	7,273	163,715
Athersys, Inc. (a)(b)	21,152	45,900
Avexis, Inc. (a)	1,411	53,646
Axovant Sciences Ltd. (a)	7,022	90,162
Bellicum Pharmaceuticals, Inc. (a)	5,973	77,410
Bio-Path Holdings, Inc. (a)(b)	23,072	45,913
BioCryst Pharmaceuticals, Inc. (a)	20,882	59,305
BioTelemetry, Inc. (a)	7,883	128,493
Biotime, Inc. (a)(b)	20,178	52,665
Bluebird Bio, Inc. (a)	11,405	493,722
Blueprint Medicines Corp. (a)	6,398	129,559
Celldex Therapeutics, Inc. (a)	30,485	133,829
Cellular Biomedicine Group, Inc. (a)(b)	3,833	45,958
Cepheid, Inc. (a)	22,323	686,432
ChemoCentryx, Inc. (a)	7,164	32,166
Cidara Therapeutics, Inc. (a)	2,918	30,085
Clovis Oncology, Inc. (a)	10,113	138,750
Codexis, Inc. (a)	9,339	37,636
Coherus Biosciences, Inc. (a)	9,251	156,249
Collegium Pharmaceutical, Inc. (a)	3,812	45,172

Common Stocks	Shares	Value
Biotechnology (continued)
Curis, Inc. (a)	31,090	$48,500
Cytokinetics, Inc. (a)	9,907	94,017
CytomX Therapeutics, Inc. (a)	5,724	58,471
CytRx Corp. (a)(b)	21,346	47,602
Dermira, Inc. (a)	6,520	190,710
Dimension Therapeutics, Inc. (a)	3,292	19,752
Dyax Corp.	39,009	43,300
Dynavax Technologies Corp. (a)	12,207	177,978
Edge Therapeutics, Inc. (a)	4,533	45,829
Editas Medicine, Inc. (a)(b)	1,949	47,556
Eiger Biopharmaceuticals, Inc. (a)	921	18,254
Emergent Biosolutions, Inc. (a)	10,025	281,903
Enzo Biochem, Inc. (a)	11,204	66,888
Epizyme, Inc. (a)	11,692	119,726
Exact Sciences Corp. (a)	30,110	368,847
Exelixis, Inc. (a)	69,790	545,060
FibroGen, Inc. (a)	16,245	266,580
Five Prime Therapeutics, Inc. (a)	8,282	342,461
Flex Pharma, Inc. (a)	2,926	29,874
Fortress Biotech, Inc. (a)(b)	9,007	24,229
Foundation Medicine, Inc. (a)	3,927	73,278
Galena Biopharma, Inc. (a)(b)	53,344	24,864
GenMark Diagnostics, Inc. (a)	12,148	105,688
Genomic Health, Inc. (a)	5,972	154,645
Geron Corp. (a)	44,020	117,974
Global Blood Therapeutics, Inc. (a)	4,031	66,874
GlycoMimetics, Inc. (a)	2,718	19,760
Halozyme Therapeutics, Inc. (a)	33,842	292,056
Heron Therapeutics, Inc. (a)	9,850	177,792
Idera Pharmaceuticals, Inc. (a)(b)	24,295	37,171
Ignyta, Inc. (a)	8,280	44,878
ImmunoGen, Inc. (a)	27,176	83,702
Immunomedics, Inc. (a)	25,203	58,471
INC Research Holdings, Inc., Class A (a)	12,634	481,734
Inovio Pharmaceuticals, Inc. (a)	20,797	192,164
Insmed, Inc. (a)	19,491	192,181
Insys Therapeutics, Inc. (a)(b)	7,275	94,139
Intellia Therapeutics, Inc. (a)	2,015	43,020
Invitae Corp., cost $28,390,380) (Acquired 10/08/14, cost (a)(b)	6,263	46,284
Karyopharm Therapeutics, Inc. (a)(b)	6,525	43,783
Keryx Biopharmaceuticals, Inc. (a)(b)	24,948	165,156
Lexicon Pharmaceuticals, Inc. (a)	13,175	189,061
Ligand Pharmaceuticals, Inc., Class B (a)	5,822	694,390
Lion Biotechnologies, Inc. (a)	14,648	118,649
Loxo Oncology, Inc. (a)	3,842	89,058
MacroGenics, Inc. (a)	9,901	267,228
MannKind Corp. (a)(b)	103,344	119,879
Medgenics, Inc. (a)	6,366	35,331
MediciNova, Inc. (a)(b)	8,309	62,733
Merrimack Pharmaceuticals, Inc. (a)	38,042	205,046
Minerva Neurosciences, Inc. (a)	4,567	46,629
Mirati Therapeutics, Inc. (a)	3,599	19,651
Momenta Pharmaceuticals, Inc. (a)	20,355	219,834
Myriad Genetics, Inc. (a)	20,692	633,175
NantKwest, Inc. (a)(b)	4,546	28,276
Natera, Inc. (a)	7,459	89,993
Nektar Therapeutics (a)	39,747	565,600
Neos Therapeutics, Inc. (a)	3,801	35,273
NewLink Genetics Corp. (a)	6,469	72,841
Novavax, Inc. (a)	82,988	603,323
Omeros Corp. (a)(b)	10,826	113,890
OncoMed Pharmaceuticals, Inc. (a)	5,763	70,943
Ophthotech Corp. (a)	9,380	478,661
Organovo Holdings, Inc. (a)	25,651	95,422
Osiris Therapeutics, Inc. (a)	5,696	28,993
Pacific Biosciences of California, Inc. (a)	23,588	165,942

See Notes to Financial Statements.

BLACKROCK INDEX FUNDS, INC.	JUNE 30, 2016	37

Schedule of Investments (continued)	Master Small Cap Index Series

Common Stocks	Shares	Value
Biotechnology (continued)
PDL BioPharma, Inc.	52,156	$163,770
Penumbra, Inc. (a)	7,828	465,766
Pfenex, Inc. (a)	5,465	45,742
PharmAthene, Inc. (a)	17,538	42,793
PRA Health Sciences, Inc. (a)	7,366	307,604
Progenics Pharmaceuticals, Inc. (a)	22,586	95,313
Proteostasis Therapeutics, Inc. (a)	1,768	21,446
Prothena Corp. PLC (a)	10,693	373,827
PTC Therapeutics, Inc. (a)	9,975	70,025
Puma Biotechnology, Inc. (a)	7,669	228,460
RadNet, Inc. (a)	12,430	66,376
Raptor Pharmaceutical Corp. (a)	25,238	135,528
REGENXBIO, Inc. (a)	5,680	45,440
Regulus Therapeutics, Inc. (a)	11,036	31,894
Repligen Corp. (a)	10,511	287,581
Retrophin, Inc. (a)	10,795	192,259
Rigel Pharmaceuticals, Inc. (a)	25,489	56,840
Rockwell Medical, Inc. (a)(b)	13,964	105,707
RTI Surgical, Inc. (a)	18,144	65,137
Sage Therapeutics, Inc. (a)	8,233	248,060
Sangamo Biosciences, Inc. (a)	22,259	128,880
Sarepta Therapeutics, Inc. (a)(b)	13,146	250,694
Seres Therapeutics, Inc. (a)(b)	5,638	163,784
Sorrento Therapeutics, Inc. (a)	8,343	46,721
Spark Therapeutics, Inc. (a)	5,294	270,682
Stemline Therapeutics, Inc. (a)	4,228	28,624
Sucampo Pharmaceuticals, Inc., Class A (a)	6,836	74,991
Synergy Pharmaceuticals, Inc. (a)	56,615	215,137
Synthetic Biologics, Inc. (a)(b)	21,018	37,832
TESARO, Inc. (a)	7,642	642,310
Tobira Therapeutics, Inc. (a)	2,392	30,044
Tokai Pharmaceuticals, Inc. (a)(b)	2,533	13,957
Trevena, Inc. (a)	12,834	80,854
Trovagene, Inc. (a)(b)	8,835	40,023
Vanda Pharmaceuticals, Inc. (a)	10,739	120,169
Veracyte, Inc. (a)	3,684	18,531
Versartis, Inc. (a)	7,754	85,759
Vitae Pharmaceuticals, Inc. (a)	7,526	81,206
Vital Therapies, Inc. (a)(b)	7,428	46,054
vTv Therapeutics, Inc., Class A (a)	1,667	9,669
XBiotech, Inc. (a)(b)	5,627	117,717
Xencor, Inc. (a)	9,534	181,051
ZIOPHARM Oncology, Inc. (a)(b)	37,721	207,088

		22,095,259
Building Materials — 1.0%
Armstrong Flooring, Inc. (a)	7,424	125,837
Builders FirstSource, Inc. (a)	25,823	290,509
Caesarstone Sdot-Yam Ltd. (a)	7,344	255,277
Continental Building Products, Inc. (a)	10,888	242,040
Gibraltar Industries, Inc. (a)	9,769	308,407
Griffon Corp.	8,905	150,138
Headwaters, Inc. (a)	22,366	401,246
Louisiana-Pacific Corp. (a)	43,965	762,793
LSI Industries, Inc.	6,701	74,180
Masonite International Corp. (a)	9,291	614,507
NCI Building Systems, Inc. (a)	7,926	126,737
Patrick Industries, Inc. (a)	4,452	268,411
PGT, Inc. (a)	14,957	154,057
Quanex Building Products Corp.	10,608	197,203
Simpson Manufacturing Co., Inc.	12,627	504,701
Summit Materials, Inc., Class A (a)	19,415	397,231
Trex Co., Inc. (a)	9,028	405,538

		5,278,812
Building: Climate Control — 0.2%
AAON, Inc.	12,375	340,436

Common Stocks	Shares	Value
Building: Climate Control (continued)
Comfort Systems USA, Inc.	11,337	$369,246
Nortek, Inc. (a)	3,121	185,107

		894,789
Building: Roofing, Wallboard & Plumbing — 0.2%
Beacon Roofing Supply, Inc. (a)	18,213	828,145
Casinos & Gambling — 0.3%
Boyd Gaming Corp. (a)	25,194	463,570
Caesars Acquisition Co., Class A (a)	14,681	164,721
Caesars Entertainment Corp. (a)(b)	17,937	137,935
Century Casinos, Inc. (a)	5,732	35,710
Eldorado Resorts, Inc. (a)	8,356	126,969
Isle of Capri Casinos, Inc. (a)	7,931	145,296
Monarch Casino & Resort, Inc. (a)	3,032	66,613
Penn National Gaming, Inc. (a)	22,918	319,706
Scientific Games Corp., Class A (a)	16,319	149,972

		1,610,492
Cement — 0.1%
US Concrete, Inc. (a)	4,449	270,989
Chemicals: Diversified — 1.5%
Aceto Corp.	9,024	197,535
AgroFresh Solutions, Inc. (a)	5,968	31,690
American Vanguard Corp.	8,239	124,491
Axiall Corp.	21,744	709,072
Chemours Co.	56,097	462,239
Chemtura Corp. (a)	19,458	513,302
CSW Industrials, Inc. (a)	4,593	149,778
GCP Applied Technologies, Inc. (a)	21,741	566,136
Hawkins, Inc.	2,831	122,894
Ingevity Corp. (a)	13,092	445,652
Innophos Holdings, Inc.	6,002	253,344
KMG Chemicals, Inc.	2,804	72,876
Landec Corp. (a)	7,566	81,410
LSB Industries, Inc. (a)	5,924	71,562
Olin Corp.	50,469	1,253,650
OMNOVA Solutions, Inc. (a)	12,148	88,073
PolyOne Corp.	25,529	899,642
Rayonier Advanced Materials, Inc.	13,336	181,236
Sensient Technologies Corp.	13,565	963,658
TerraVia Holdings, Inc. (a)(b)	22,934	60,087
Tronox Ltd., Class A	19,615	86,502
Univar, Inc. (a)	13,207	249,744

		7,584,573
Chemicals: Specialty — 0.4%
Balchem Corp.	9,643	575,205
Calgon Carbon Corp.	15,608	205,245
FutureFuel Corp.	7,680	83,558
Innospec, Inc.	7,250	333,428
Kraton Performance Polymers, Inc. (a)	9,163	255,923
Quaker Chemical Corp.	3,972	354,302
Stepan Co.	6,013	357,954
Valhi, Inc.	4,346	6,823

		2,172,438
Coal — 0.0%
Westmoreland Coal Co. (a)	5,186	49,371
Commercial Banks — 0.1%
Blue Hills Bancorp, Inc.	7,383	108,973
C1 Financial, Inc. (a)	1,998	46,613
Green Bancorp, Inc. (a)	5,748	50,123
HomeTrust Bancshares, Inc. (a)	5,049	93,406
Sun Bancorp, Inc. (a)	3,056	63,137

		362,252

See Notes to Financial Statements.

38	BLACKROCK INDEX FUNDS, INC.	JUNE 30, 2016

Schedule of Investments (continued)	Master Small Cap Index Series

Common Stocks	Shares	Value
Commercial Finance & Mortgage Companies — 0.2%
Capital Bank Financial Corp., Class A	6,444	$185,587
Federal Agricultural Mortgage Corp., Class C	2,569	89,453
Impac Mortgage Holdings, Inc. (a)	2,612	40,956
Meta Financial Group, Inc.	2,660	135,554
Nationstar Mortgage Holdings, Inc. (a)	10,191	114,751
NewStar Financial, Inc. (a)	6,951	58,527
On Deck Capital, Inc. (a)	16,046	82,637
PennyMac Financial Services, Inc. (a)(c)	3,162	39,493
RE/MAX Holdings, Inc., Class A	5,559	223,805
Walker & Dunlop, Inc. (a)	8,563	195,065

		1,165,828
Commercial Services & Supplies — 0.2%
Aqua Metals, Inc. (a)	2,950	34,707
ARC Document Solutions, Inc. (a)	12,421	48,318
Collectors Universe, Inc.	2,895	57,176
Hill International, Inc. (a)	11,007	44,798
Information Services Group, Inc. (a)	8,878	33,292
LifeLock, Inc. (a)	26,106	412,736
National Research Corp.	2,738	37,511
National Research Corp., Class B	262	8,696
Weight Watchers International, Inc. (a)(b)	8,932	103,879

		781,113
Commercial Services: Rental & Leasing — 0.6%
Aircastle Ltd.	14,603	285,635
CAI International, Inc. (a)	4,788	35,910
Electro Rent Corp.	4,796	73,906
GATX Corp.	12,413	545,800
GMS, Inc. (a)	2,047	45,546
H&E Equipment Services, Inc.	9,798	186,456
Marlin Business Services Corp.	2,315	37,735
McGrath RentCorp	7,283	222,787
Mobile Mini, Inc.	13,552	469,441
Neff Corp., Class A (a)	3,212	35,107
NOW, Inc. (a)	32,852	595,935
PHH Corp. (a)	16,460	219,247
Rush Enterprises, Inc., Class B Class B (a)	2,370	49,272
SiteOne Landscape Supply, Inc. (a)	3,709	126,069
TAL International Group, Inc.	10,511	140,953
Willis Lease Finance Corp. (a)	1,223	27,187

		3,096,986
Commercial Vehicles & Parts — 0.3%
Blue Bird Corp. (a)	1,264	15,042
Cooper-Standard Holding, Inc. (a)	4,527	357,588
Miller Industries, Inc.	3,259	67,103
Modine Manufacturing Co. (a)	13,784	121,299
Motorcar Parts of America, Inc. (a)	5,751	156,312
Navistar International Corp. (a)	15,314	179,021
Rush Enterprises, Inc., Class A (a)	8,915	192,118
Spartan Motors, Inc.	9,175	57,435
Strattec Security Corp.	1,119	45,622
Wabash National Corp. (a)	20,186	256,362

		1,447,902
Communications Equipment — 0.1%
Aerohive Networks, Inc. (a)	6,587	43,606
Polycom, Inc. (a)	41,848	470,790

		514,396
Communications Technology — 1.6%
ADTRAN, Inc.	15,236	284,151
Anixter International, Inc. (a)	8,895	473,926
Bel Fuse, Inc., Class B	2,994	53,233
Black Box Corp.	4,482	58,625
Calix, Inc. (a)	11,760	81,262
Ciena Corp. (a)	42,046	788,362

Common Stocks	Shares	Value
Communications Technology (continued)
Comtech Telecommunications Corp.	4,472	$57,420
Datalink Corp. (a)	6,347	47,603
Digi International, Inc. (a)	8,512	91,334
DigitalGlobe, Inc. (a)	19,415	415,287
Extreme Networks, Inc. (a)	31,385	106,395
Finisar Corp. (a)	32,971	577,322
General Cable Corp.	15,097	191,883
Harmonic, Inc. (a)	21,319	60,759
Infinera Corp. (a)	43,157	486,811
Intelsat SA (a)	9,061	23,377
InterDigital, Inc.	10,649	592,936
Ixia (a)	20,005	196,449
KVH Industries, Inc. (a)	4,697	36,167
Loral Space & Communications, Inc. (a)	4,100	144,607
Lumentum Holdings, Inc. (a)	15,580	377,036
NeoPhotonics Corp. (a)	8,971	85,494
NETGEAR, Inc. (a)	9,929	472,025
Numerex Corp., Class A (a)	3,611	27,046
Plantronics, Inc.	10,209	449,196
QLogic Corp. (a)	25,820	380,587
Rightside Group Ltd. (a)	3,116	33,154
RingCentral, Inc., Class A (a)	18,119	357,307
ShoreTel, Inc. (a)	19,793	132,415
Sonus Networks, Inc. (a)	13,957	121,286
TeleNav, Inc. (a)	9,935	50,669
ViaSat, Inc. (a)	13,580	969,612

		8,223,736
Computer Services Software & Systems — 5.5%
A10 Networks, Inc. (a)	12,644	81,807
ACI Worldwide, Inc. (a)	35,281	688,332
Acxiom Corp. (a)	23,834	524,110
Alarm.com Holdings, Inc. (a)	2,982	76,429
ALJ Regional Holdings, Inc. (a)	5,510	27,550
American Software, Inc., Class A	7,158	75,016
Apigee Corp. (a)	4,350	53,157
Appfolio, Inc., Class A (a)(b)	2,431	35,152
Aspen Technology, Inc. (a)	25,297	1,017,951
Autobytel, Inc. (a)	2,405	33,357
AVG Technologies NV (a)	13,121	249,168
Avid Technology, Inc. (a)	8,995	52,261
Bankrate, Inc. (a)	14,164	105,947
Barracuda Networks, Inc. (a)	6,369	96,427
Bazaarvoice, Inc. (a)	23,521	94,319
Benefitfocus, Inc. (a)	4,076	155,377
Blackbaud, Inc.	14,406	978,167
Blucora, Inc. (a)	11,577	119,938
Bottomline Technologies, Inc. (a)	12,529	269,749
Box, Inc., Class A (a)(b)	15,431	159,557
Brightcove, Inc. (a)	8,869	78,047
BroadSoft, Inc. (a)	9,055	371,527
CACI International, Inc., Class A (a)	7,456	674,097
Callidus Software, Inc. (a)	17,193	343,516
CommVault Systems, Inc. (a)	11,894	513,702
ComScore, Inc. (a)	14,749	352,206
Cornerstone OnDemand, Inc. (a)	15,474	588,940
CSG Systems International, Inc.	9,883	398,384
Cvent, Inc. (a)	9,266	330,982
Demandware, Inc. (a)	11,556	865,544
Digimarc Corp. (a)	2,353	75,202
EarthLink Holdings Corp.	32,829	210,106
Ebix, Inc.	7,728	370,171
Endurance International Group Holdings, Inc. (a)	18,849	169,453
Envestnet, Inc. (a)	12,705	423,204
EPAM Systems, Inc. (a)	14,736	947,672
EPIQ Systems, Inc.	6,947	101,426
ePlus, Inc. (a)	1,989	162,680

See Notes to Financial Statements.

BLACKROCK INDEX FUNDS, INC.	JUNE 30, 2016	39

Schedule of Investments (continued)	Master Small Cap Index Series

Common Stocks	Shares	Value
Computer Services Software & Systems (continued)
Evolent Health, Inc., Class A (a)	4,489	$86,189
Exa Corp. (a)	3,872	55,950
Guidance Software, Inc. (a)	6,581	40,736
Hortonworks, Inc. (a)	12,744	136,233
HubSpot, Inc. (a)	8,906	386,699
Imperva, Inc. (a)	8,826	379,606
Infoblox, Inc. (a)	17,413	326,668
Interactive Intelligence Group, Inc. (a)	5,607	229,831
IntraLinks Holdings, Inc. (a)	13,467	87,536
Jive Software, Inc. (a)	16,396	61,649
KEYW Holding Corp. (a)	10,776	107,113
LendingClub Corp. (a)	101,006	434,326
Limelight Networks, Inc. (a)	21,125	31,476
Lionbridge Technologies, Inc. (a)	16,844	66,534
LivePerson, Inc. (a)	15,679	99,405
LogMeIn, Inc. (a)	7,735	490,631
Majesco (a)(b)	1,856	9,855
Mantech International Corp., Class A	7,695	291,025
Mentor Graphics Corp.	32,804	697,413
Mercury Systems, Inc. (a)	12,004	298,419
MicroStrategy, Inc., Class A (a)	2,920	511,058
MINDBODY, Inc., Class A (a)	4,129	66,642
Mitek Systems, Inc. (a)	8,478	60,279
Monotype Imaging Holdings, Inc.	12,566	309,501
NCI, Inc.	1,697	23,843
Netscout Systems, Inc. (a)	29,444	655,129
New Relic, Inc. (a)	6,874	201,958
NIC, Inc.	19,578	429,541
Nimble Storage, Inc. (a)	19,856	158,054
PDF Solutions, Inc. (a)	7,802	109,150
Pegasystems, Inc.	11,118	299,630
Perficient, Inc. (a)	10,965	222,699
Progress Software Corp. (a)	15,440	423,982
Proofpoint, Inc. (a)	12,519	789,824
PROS Holdings, Inc. (a)	7,552	131,631
Q2 Holdings, Inc. (a)	7,996	224,048
QAD, Inc., Class A	2,948	56,808
QLIK Technologies, Inc. (a)	28,768	850,957
Rapid7, Inc. (a)	5,626	70,775
RealNetworks, Inc. (a)	5,873	25,313
RealPage, Inc. (a)	16,720	373,358
Reis, Inc.	2,517	62,673
Rovi Corp. (a)	23,501	367,556
Sapiens International Corp. NV	6,942	81,291
Science Applications International Corp.	13,004	758,783
SciQuest, Inc. (a)	8,662	152,971
SecureWorks Corp. (a)	1,643	23,166
Shutterstock, Inc. (a)(b)	5,881	269,350
SPS Commerce, Inc. (a)	5,127	310,696
Synchronoss Technologies, Inc. (a)	12,711	404,972
SYNNEX Corp.	8,941	847,786
Syntel, Inc. (a)	9,926	449,251
Tangoe, Inc. (a)(b)	8,209	63,373
TechTarget, Inc. (a)	5,621	45,530
Unisys Corp. (a)	16,083	117,084
United Online, Inc. (a)	3,817	41,987
Varonis Systems, Inc. (a)	3,088	74,174
VASCO Data Security International, Inc. (a)	9,061	148,510
Verint Systems, Inc. (a)	19,076	631,988
VirnetX Holding Corp. (a)(b)	16,588	66,352
Virtusa Corp. (a)	8,639	249,494
Web.com Group, Inc. (a)	13,195	239,885
Workiva, Inc. (a)	6,272	85,676
Xactly Corp. (a)	6,629	84,918
Xura, Inc. (a)	7,495	183,103
Zix Corp. (a)	16,472	61,770

		28,004,443

Common Stocks	Shares	Value
Computer Technology — 0.7%
3D Systems Corp. (a)(b)	32,916	$450,620
Cray, Inc. (a)	12,336	369,093
Diebold, Inc.	18,284	453,992
Immersion Corp. (a)	9,671	70,985
Insight Enterprises, Inc. (a)	11,333	294,658
PC Connection, Inc.	3,603	85,751
Pure Storage, Inc., Class A (a)	18,956	206,621
Radisys Corp. (a)	10,116	45,320
Safeguard Scientifics, Inc. (a)	7,307	91,265
Silicom, Ltd.	1,587	47,451
Silicon Graphics International Corp. (a)	10,245	51,532
Stratasys Ltd. (a)	15,127	346,257
Super Micro Computer, Inc. (a)	11,906	295,864
Synaptics, Inc. (a)	11,336	609,310
USA Technologies, Inc. (a)	10,279	43,891

		3,462,610
Construction — 0.5%
Aegion Corp. (a)	10,937	213,381
EMCOR Group, Inc.	18,422	907,467
Granite Construction, Inc.	12,060	549,333
Great Lakes Dredge & Dock Corp. (a)	16,719	72,895
Orion Marine Group, Inc. (a)	7,406	39,326
Primoris Services Corp.	12,374	234,240
Tutor Perini Corp. (a)	11,647	274,287

		2,290,929
Consumer Electronics — 0.2%
TiVo, Inc. (a)	29,029	287,387
Universal Electronics, Inc. (a)	4,356	314,852
XO Group, Inc. (a)	7,511	130,917
ZAGG, Inc. (a)	8,504	44,646

		777,802
Consumer Lending — 0.5%
Cash America International, Inc.	7,302	311,211
Encore Capital Group, Inc. (a)	6,926	162,969
Enova International, Inc. (a)	7,810	57,482
Ezcorp, Inc., Class A (a)	15,424	116,605
First Cash Financial Services, Inc.	8,451	433,790
LendingTree, Inc. (a)(b)	1,993	176,042
Marcus & Millichap, Inc. (a)	4,770	121,206
MGIC Investment Corp. (a)	104,580	622,251
MoneyGram International, Inc. (a)	8,472	58,033
Nelnet, Inc., Class A	6,322	219,689
PRA Group, Inc. (a)	14,164	341,919
Regional Management Corp. (a)	3,146	46,120
World Acceptance Corp. (a)	1,807	82,399

		2,749,716
Consumer Services: Miscellaneous — 0.3%
Chuy’s Holdings, Inc. (a)	5,126	177,411
Core-Mark Holding Co., Inc.	13,976	654,915
CPI Card Group, Inc. (b)	6,933	34,734
Del Frisco’s Restaurant Group, Inc. (a)	6,761	96,818
Nutrisystem, Inc.	8,953	227,048
Sotheby’s	16,099	441,113

		1,632,039
Containers & Packaging — 0.2%
AEP Industries, Inc.	1,291	103,874
Greif, Inc., Class A	7,861	292,979
Greif, Inc., Class B	1,834	100,412
Multi Packaging Solutions International Ltd. (a)	6,915	92,315
Myers Industries, Inc.	6,450	92,880
UFP Technologies, Inc. (a)	1,755	39,558
Veritiv Corp. (a)	2,404	90,342

		812,360

See Notes to Financial Statements.

40	BLACKROCK INDEX FUNDS, INC.	JUNE 30, 2016

Schedule of Investments (continued)	Master Small Cap Index Series

Common Stocks	Shares	Value
Cosmetics — 0.2%
Avon Products, Inc.	134,704	$509,181
Elizabeth Arden, Inc. (a)	6,831	93,995
Inter Parfums, Inc.	5,148	147,078
Revlon, Inc., Class A (a)	3,574	115,011

		865,265
Diversified Financial Services — 0.9%
Altisource Portfolio Solutions SA (a)	3,429	95,463
Associated Capital Group, Inc., Class A	1,941	55,668
Blackhawk Network Holdings, Inc. (a)	16,800	562,632
California First National Bancorp	691	10,206
Evercore Partners, Inc., Class A	12,046	532,313
FBR & Co.	2,929	43,730
FCB Financial Holdings, Inc., Class A (a)	9,297	316,098
FNFV Group (a)	20,649	236,844
Greenhill & Co., Inc.	8,944	143,998
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	11,381	245,830
Hennessy Advisors, Inc.	814	27,245
Houlihan Lokey, Inc.	4,265	95,408
HRG Group, Inc. (a)	36,166	496,559
Liberty Tax, Inc.	2,255	30,037
MBIA, Inc. (a)	40,642	277,585
MidWestOne Financial Group, Inc.	2,441	69,715
Moelis & Co., Class A	5,933	133,492
Outerwall, Inc. (b)	5,253	220,626
Piper Jaffray Cos. (a)	4,861	183,260
Planet Payment, Inc. (a)	12,224	54,886
Real Industry, Inc. (a)	7,789	60,520
Stifel Financial Corp. (a)	19,584	615,917
Tiptree Financial, Inc. A REIT	7,855	43,045

		4,551,077
Diversified Manufacturing Operations — 0.4%
Barnes Group, Inc.	15,343	508,160
Federal Signal Corp.	18,552	238,950
Harsco Corp.	25,257	167,706
Lydall, Inc. (a)	4,901	188,983
OSI Systems, Inc. (a)	5,407	314,309
Raven Industries, Inc.	10,698	202,620
Standex International Corp.	3,903	322,505
TriMas Corp. (a)	13,981	251,658

		2,194,891
Diversified Materials & Processing — 0.5%
Belden, Inc.	12,817	773,762
Cabot Microelectronics Corp.	7,268	307,727
CLARCOR, Inc.	14,482	880,940
Encore Wire Corp.	6,311	235,274
Energous Corp. (a)(b)	4,196	54,338
Insteel Industries, Inc.	5,154	147,353
Koppers Holdings, Inc. (a)	6,348	195,074
NL Industries, Inc. (a)	1,868	4,801
Tredegar Corp.	8,073	130,137

		2,729,406
Diversified Media — 0.1%
EW Scripps Co. (a)	18,381	291,155
Hemisphere Media Group, Inc. (a)(b)	2,092	24,686

		315,841
Diversified Retail — 0.6%
Big Lots, Inc.	15,162	759,768
Duluth Holdings, Inc. (a)	2,738	66,972
Etsy, Inc. (a)	32,662	313,229
Fred’s, Inc., Class A	11,022	177,564
Gaiam, Inc., Class A (a)	3,708	28,700
HSN, Inc.	9,545	467,037

Common Stocks	Shares	Value
Diversified Retail (continued)
Ollie’s Bargain Outlet Holdings, Inc. (a)	6,389	$159,022
Overstock.com, Inc. (a)	4,348	70,046
PriceSmart, Inc.	6,101	570,871
Sears Holdings Corp. (a)(b)	3,135	42,667
Tuesday Morning Corp. (a)	13,062	91,695
Winmark Corp.	664	66,181

		2,813,752
Drug & Grocery Store Chains — 0.3%
Diplomat Pharmacy, Inc. (a)	13,992	489,720
Ingles Markets, Inc., Class A	4,093	152,669
PetMed Express, Inc.	5,821	109,202
Smart & Final Stores, Inc. (a)	6,788	101,073
Supervalu, Inc. (a)	81,735	385,789
Village Super Market, Inc., Class A	2,267	65,494
Weis Markets, Inc.	2,788	140,933

		1,444,880
Education Services — 0.8%
2U, Inc. (a)	11,304	332,451
American Public Education, Inc. (a)	4,528	127,237
Apollo Education Group, Inc. (a)	26,751	243,969
Bridgepoint Education, Inc. (a)	4,909	35,541
Bright Horizons Family Solutions, Inc. (a)	13,370	886,565
Cambium Learning Group, Inc. (a)	3,388	15,280
Capella Education Co.	3,535	186,082
Career Education Corp. (a)	19,637	116,840
Chegg, Inc. (a)	23,336	116,680
DeVry Education Group, Inc.	19,210	342,706
Franklin Covey Co. (a)	3,089	47,354
Grand Canyon Education, Inc. (a)	13,738	548,421
HealthStream, Inc. (a)	8,100	214,812
Houghton Mifflin Harcourt Co. (a)	37,990	593,784
K12, Inc. (a)	10,806	134,967
Rosetta Stone, Inc. (a)	5,323	41,253
Strayer Education, Inc. (a)	3,354	164,782

		4,148,724
Electronic Components — 0.9%
Acacia Research Corp.	15,133	66,585
American Superconductor Corp. (a)	3,180	26,839
AVX Corp.	14,401	195,566
Babcock & Wilcox Enterprises, Inc. (a)	14,136	207,658
InvenSense, Inc. (a)	25,700	157,541
Methode Electronics, Inc.	11,255	385,259
Multi-Fineline Electronix, Inc. (a)	2,675	62,060
Novanta, Inc. (a)	9,366	141,895
NVE Corp.	1,370	80,351
Park Electrochemical Corp.	5,674	82,443
Rogers Corp. (a)	5,561	339,777
Sanmina Corp. (a)	22,477	602,608
ScanSource, Inc. (a)	7,791	289,124
Sparton Corp. (a)	2,954	64,309
Tech Data Corp. (a)	10,689	768,005
TTM Technologies, Inc. (a)	22,914	172,542
Universal Display Corp. (a)	12,673	859,229

		4,501,791
Electronic Entertainment — 0.2%
DTS, Inc. (a)	5,095	134,763
Glu Mobile, Inc. (a)	30,065	66,143
Take-Two Interactive Software, Inc. (a)	25,430	964,305

		1,165,211
Electronics — 0.4%
Agilysys, Inc. (a)	4,130	43,241
American Science & Engineering, Inc.	2,106	78,785
Coherent, Inc. (a)	7,400	679,172

See Notes to Financial Statements.

BLACKROCK INDEX FUNDS, INC.	JUNE 30, 2016	41

Schedule of Investments (continued)	Master Small Cap Index Series

Common Stocks	Shares	Value
Electronics (continued)
Control4 Corp. (a)	5,679	$46,341
Daktronics, Inc.	12,555	78,469
II-VI, Inc. (a)	18,364	344,509
Imprivata, Inc. (a)	4,557	63,798
Integer Holdings Corp. (a)	9,441	292,010
iRobot Corp. (a)	8,265	289,936
Rofin-Sinar Technologies, Inc. (a)	8,372	267,402

		2,183,663
Energy Equipment — 0.3%
Dynegy, Inc. (a)	35,928	619,399
FuelCell Energy, Inc. (a)(b)	6,953	43,248
Matador Resources Co. (a)	25,595	506,781
Silver Spring Networks, Inc. (a)	11,151	135,484
Sunrun, Inc. (a)	20,309	120,432

		1,425,344
Energy Equipment & Services — 0.0%
Geospace Technologies Corp. (a)	3,804	62,272
Pioneer Energy Services Corp. (a)	18,099	83,255

		145,527
Engineering & Contracting Services — 0.6%
Argan, Inc.	4,231	176,517
Dycom Industries, Inc. (a)	9,300	834,768
Engility Holdings, Inc. (a)	5,183	109,465
Exponent, Inc.	7,934	463,425
HC2 Holdings, Inc. (a)	9,809	42,179
IES Holdings, Inc. (a)	2,144	26,628
Layne Christensen Co. (a)	4,886	39,577
MasTec, Inc. (a)	20,189	450,618
Mistras Group, Inc. (a)	5,215	124,482
MYR Group, Inc. (a)	5,206	125,360
Power Solutions International, Inc. (a)(b)	1,853	33,076
Tetra Tech, Inc.	17,629	542,004
VSE Corp.	1,276	85,237

		3,053,336
Entertainment — 0.5%
AMC Entertainment Holdings, Inc., Class A	6,820	188,300
Ascent Capital Group, Inc., Class A (a)	3,009	46,309
Carmike Cinemas, Inc. (a)	7,420	223,490
DreamWorks Animation SKG, Inc., Class A (a)	23,621	965,390
Empire Resorts, Inc. (a)(b)	773	12,213
Golden Entertainment, Inc.	2,947	34,450
IMAX Corp. (a)	17,992	530,404
Pinnacle Entertainment, Inc. (a)	18,225	201,933
Reading International, Inc., Class A (a)	5,107	63,787
World Wrestling Entertainment, Inc. (b)	11,123	204,775

		2,471,051
Environmental, Maintenance, & Security Service — 0.7%
ABM Industries, Inc.	17,004	620,306
Brink’s Co.	13,793	392,963
G&K Services, Inc., Class A	5,984	458,195
Healthcare Services Group, Inc.	21,393	885,242
MSA Safety, Inc.	9,468	497,354
SP Plus Corp. (a)	5,177	116,897
UniFirst Corp.	4,616	534,163

		3,505,120
Financial Data & Systems — 0.5%
Cardtronics, Inc. (a)	13,884	552,722
Cass Information Systems, Inc.	3,510	181,467
EVERTEC, Inc.	19,662	305,547
Fair Isaac Corp.	9,454	1,068,397
Green Dot Corp., Class A (a)	13,077	300,640
Higher One Holdings, Inc. (a)	8,735	44,636

		2,453,409

Common Stocks	Shares	Value
Food & Staples Retailing — 0.0%
Natural Grocers by Vitamin Cottage, Inc. (a)	2,574	$33,591
Foods — 1.2%
Amplify Snack Brands, Inc. (a)	9,342	137,794
B&G Foods, Inc.	18,889	910,450
Chefs’ Warehouse, Inc. (a)	5,929	94,864
Dean Foods Co.	28,051	507,443
Freshpet, Inc. (a)(b)	7,642	71,300
Inventure Foods, Inc. (a)	5,244	40,956
J&J Snack Foods Corp.	4,603	549,000
John B Sanfilippo & Son, Inc.	2,543	108,408
Lancaster Colony Corp.	5,708	728,398
Lifeway Foods, Inc. (a)	1,252	12,107
Medifast, Inc.	3,149	104,767
Natural Health Trends Corp. (b)	2,140	60,327
Nature’s Sunshine Products, Inc.	2,785	26,541
Nutraceutical International Corp. (a)	2,476	57,319
Omega Protein Corp. (a)	6,632	132,574
Performance Food Group Co. (a)	11,507	309,653
Seneca Foods Corp., Class A (a)	1,949	70,573
Snyders-Lance, Inc.	24,551	832,033
SpartanNash Co.	11,451	350,172
Synutra International, Inc. (a)	5,810	22,136
Tootsie Roll Industries, Inc.	5,348	206,058
United Natural Foods, Inc. (a)	15,222	712,390

		6,045,263
Forest Products — 0.2%
Boise Cascade Co. (a)	12,088	277,420
Deltic Timber Corp.	3,309	222,133
Universal Forest Products, Inc.	6,037	559,569

		1,059,122
Forms & Bulk Printing Services — 0.3%
Deluxe Corp.	14,864	986,524
Ennis, Inc.	8,079	154,955
InnerWorkings, Inc. (a)	11,931	98,669
Multi-Color Corp.	4,202	266,407
Quad/Graphics, Inc.	9,024	210,169

		1,716,724
Fruit & Grain Processing — 0.0%
MGP Ingredients, Inc.	3,944	150,779
Funeral Parlors & Cemeteries — 0.2%
Carriage Services, Inc.	4,350	103,008
Hillenbrand, Inc.	17,953	539,308
Matthews International Corp., Class A	9,780	544,159

		1,186,475
Gas Pipeline — 0.1%
SemGroup Corp., Class A	13,704	446,202
Glass — 0.1%
Apogee Enterprises, Inc.	8,709	403,662
Gold — 0.1%
Coeur Mining, Inc. (a)	46,837	499,282
Gold Resource Corp.	14,176	50,892

		550,174
Health Care Equipment & Supplies — 0.0%
Inogen, Inc. (a)	5,034	252,254
Health Care Facilities — 0.7%
AAC Holdings, Inc. (a)(b)	2,881	65,744
Adeptus Health, Inc., Class A (a)(b)	3,851	198,943
Capital Senior Living Corp. (a)	9,054	159,984
Ensign Group, Inc.	14,788	310,696
Genesis Healthcare, Inc. (a)	9,453	16,732
HealthSouth Corp.	27,384	1,063,047

See Notes to Financial Statements.

42	BLACKROCK INDEX FUNDS, INC.	JUNE 30, 2016

Schedule of Investments (continued)	Master Small Cap Index Series

Common Stocks	Shares	Value
Health Care Facilities (continued)
Kindred Healthcare, Inc.	26,085	$294,500
National Healthcare Corp.	3,470	224,648
Select Medical Holdings Corp. (a)	32,658	354,992
Surgical Care Affiliates, Inc. (a)	8,224	392,038
U.S. Physical Therapy, Inc.	3,756	226,149
USMD Holdings, Inc. (a)	599	11,225

		3,318,698
Health Care Management Services — 0.3%
BioScrip, Inc. (a)	19,617	50,023
Computer Programs & Systems, Inc.	3,557	141,996
Magellan Health Services, Inc. (a)	6,609	434,674
Molina Healthcare, Inc. (a)	13,214	659,379
Triple-S Management Corp., Class B (a)	7,307	178,510
Universal American Corp.	18,540	140,533

		1,605,115
Health Care Services — 2.1%
Accelerate Diagnostics, Inc. (a)	6,729	96,830
Addus HomeCare Corp. (a)	2,369	41,292
Air Methods Corp. (a)	10,924	391,407
Almost Family, Inc. (a)	2,630	112,064
Amedisys, Inc. (a)	8,565	432,361
AMN Healthcare Services, Inc. (a)	14,429	576,727
Argos Therapeutics, Inc. (a)(b)	2,924	17,924
Cara Therapeutics, Inc. (a)	5,657	27,210
Care.com, Inc. (a)	4,960	57,933
Catalent, Inc. (a)	30,454	700,137
Chemed Corp.	4,922	670,918
Civitas Solutions, Inc. (a)	4,406	91,777
Corvel Corp. (a)	3,134	135,326
Cross Country Healthcare, Inc. (a)	9,292	129,345
ExamWorks Group, Inc. (a)	12,341	430,084
Flexion Therapeutics, Inc. (a)	5,310	79,464
Globus Medical, Inc., Class A (a)	21,469	511,606
HealthEquity, Inc. (a)	13,273	403,300
Healthways, Inc. (a)	9,790	113,074
HMS Holdings Corp. (a)	25,947	456,927
LHC Group, Inc. (a)	4,660	201,685
Medidata Solutions, Inc. (a)	16,833	788,963
MiMedx Group, Inc. (a)	31,930	254,801
NeoGenomics, Inc. (a)	15,506	124,668
Nobilis Health Corp. (a)(b)	16,044	35,778
Omnicell, Inc. (a)	10,964	375,298
OvaScience, Inc. (a)	9,455	49,261
PharMerica Corp. (a)	9,113	224,727
Phibro Animal Health Corp., Class A	6,049	112,874
Press Ganey Holdings, Inc. (a)	6,893	271,240
Quality Systems, Inc.	15,924	189,655
Ryman Hospitality Properties, Inc.	13,200	668,580
Surgery Partners, Inc. (a)	5,891	105,449
T2 Biosystems, Inc. (a)(b)	4,473	35,292
Team Health Holdings, Inc. (a)	20,699	841,828
Teladoc, Inc. (a)	6,726	107,751
Tetraphase Pharmaceuticals, Inc. (a)	10,270	44,161
WebMD Health Corp. (a)	11,393	662,047

		10,569,764
Health Care: Miscellaneous — 0.0%
Providence Service Corp. (a)	4,044	181,495
Home Building — 0.7%
Beazer Homes USA, Inc. (a)	9,293	72,021
Century Communities, Inc. (a)	4,413	76,521
Hovnanian Enterprises, Inc., Class A (a)	41,597	69,883
Installed Building Products, Inc. (a)	6,207	225,252
KB Home	25,521	388,174
LGI Homes, Inc. (a)(b)	4,813	153,727

Common Stocks	Shares	Value
Home Building (continued)
M/I Homes, Inc. (a)	6,973	$131,301
MDC Holdings, Inc.	12,162	296,023
Meritage Homes Corp. (a)	11,724	440,119
New Home Co., Inc. (a)	3,311	31,587
Taylor Morrison Home Corp., Class A (a)	9,789	145,269
Tile Shop Holdings, Inc. (a)	10,142	201,623
TopBuild Corp. (a)	11,813	427,631
TRI Pointe Group, Inc. (a)	45,779	541,108
UCP, Inc., Class A (a)	2,052	16,457
WCI Communities, Inc. (a)	7,028	118,773
William Lyon Homes, Class A (a)	7,722	124,479

		3,459,948
Hotel/Motel — 0.3%
Belmond Ltd., Class A (a)	25,944	256,846
Bloomin’ Brands, Inc.	34,750	620,983
Intrawest Resorts Holdings, Inc. (a)	4,814	62,486
La Quinta Holdings, Inc. (a)	26,260	299,364
Marcus Corp.	5,474	115,501
Red Lion Hotels Corp. (a)	3,586	26,034
Red Rock Resorts, Inc., Class A (a)	9,341	205,315

		1,586,529
Household Appliances — 0.0%
National Presto Industries, Inc.	1,485	140,110
Household Equipment & Products — 0.3%
Central Garden & Pet Co. (a)	3,543	80,887
Central Garden and Pet Co., Class A (a)	9,993	216,948
CSS Industries, Inc.	2,543	68,178
Helen of Troy Ltd. (a)	8,517	875,888
Libbey, Inc.	7,019	111,532
Novocure Ltd. (a)(b)	15,749	183,791
Sears Hometown and Outlet Stores, Inc. (a)	2,721	18,339

		1,555,563
Household Furnishings — 0.3%
American Woodmark Corp. (a)	4,243	281,650
Bassett Furniture Industries, Inc.	2,984	71,437
Ethan Allen Interiors, Inc.	7,557	249,683
Flexsteel Industries, Inc.	1,886	74,723
Hooker Furniture Corp.	3,381	72,658
Kirkland’s, Inc. (a)	4,123	60,526
La-Z-Boy, Inc.	15,008	417,523
Lifetime Brands, Inc.	3,009	43,901
Select Comfort Corp. (a)	14,230	304,237

		1,576,338
Insurance: Life — 0.6%
American Equity Investment Life Holding Co.	23,044	328,377
Citizens, Inc. (a)(b)	13,795	104,842
CNO Financial Group, Inc.	54,703	955,114
FBL Financial Group, Inc., Class A	3,139	190,443
Fidelity & Guaranty Life	4,186	97,031
Independence Holding Co.	2,815	50,586
National Western Life Group, Inc.	769	150,163
Primerica, Inc.	14,346	821,165
Third Point Reinsurance Ltd. (a)	20,947	245,499
Trupanion, Inc. (a)(b)	4,282	56,737

		2,999,957
Insurance: Multi-Line — 0.3%
Atlas Financial Holdings, Inc. (a)	3,971	68,381
Crawford & Co., Class B	3,680	31,243
eHealth, Inc. (a)	5,066	71,025
Horace Mann Educators Corp.	12,504	422,510
James River Group Holdings Ltd.	4,481	152,175
Kemper Corp.	12,290	380,744
Maiden Holdings Ltd.	18,470	226,073

See Notes to Financial Statements.

BLACKROCK INDEX FUNDS, INC.	JUNE 30, 2016	43

Schedule of Investments (continued)	Master Small Cap Index Series

Common Stocks	Shares	Value
Insurance: Multi-Line (continued)
PICO Holdings, Inc. (a)	6,172	$58,387

		1,410,538
Insurance: Property-Casualty — 1.7%
AMERISAFE, Inc.	5,859	358,688
Argo Group International Holdings Ltd.	8,876	460,664
Baldwin & Lyons, Inc., Class B	3,355	82,734
Blue Capital Reinsurance Holdings Ltd.	2,837	52,513
Donegal Group, Inc., Class A	2,598	42,841
EMC Insurance Group, Inc.	2,871	79,584
Employers Holdings, Inc.	8,684	252,010
Enstar Group Ltd. (a)	3,489	565,183
Essent Group Ltd. (a)	22,919	499,863
Federated National Holding Co.	3,768	71,743
Genworth Financial, Inc., Class A (a)	106,945	275,918
Global Indemnity PLC (a)	2,530	69,651
Greenlight Capital Re Ltd. (a)	9,407	189,645
Hallmark Financial Services, Inc. (a)	4,334	50,231
HCI Group, Inc.	2,767	75,484
Heritage Insurance Holdings, Inc.	8,762	104,881
Hilltop Holdings, Inc. (a)	23,084	484,533
Infinity Property & Casualty Corp.	3,115	251,256
Investors Title Co.	568	54,102
National General Holdings Corp.	14,980	320,872
National Interstate Corp.	2,525	76,381
Navigators Group, Inc.	3,490	320,975
NMI Holdings, Inc., Class A (a)	14,593	79,970
OneBeacon Insurance Group Ltd.	7,094	97,897
Radian Group, Inc.	65,946	687,157
RLI Corp.	11,576	796,197
Safety Insurance Group, Inc.	4,222	259,991
Selective Insurance Group, Inc.	16,390	626,262
State Auto Financial Corp.	5,035	110,317
State National Cos., Inc.	9,073	95,539
Stewart Information Services Corp.	6,279	260,013
United Fire Group, Inc.	6,689	283,814
United Insurance Holdings Corp.	5,642	92,416
Universal Insurance Holdings, Inc.	9,758	181,304
WMIH Corp. (a)	63,466	140,895

		8,451,524
International Trade & Diversified Logistic — 0.0%
Global Sources Ltd. (a)	2,183	20,018
Radiant Logistics, Inc. (a)	10,744	32,232
Vectrus, Inc. (a)	3,225	91,880

		144,130
Internet Software & Services — 0.5%
Amber Road, Inc. (a)	4,550	35,080
ChannelAdvisor Corp. (a)	6,699	97,068
Everyday Health, Inc. (a)	8,076	63,639
Global Eagle Entertainment, Inc. (a)	14,048	93,279
Gogo, Inc. (a)(b)	17,766	149,057
GrubHub, Inc. (a)	24,740	768,672
MeetMe, Inc. (a)	11,866	63,246
Quotient Technology, Inc. (a)(b)	19,844	266,108
TrueCar, Inc. (a)(b)	15,821	124,195
Zendesk, Inc. (a)	24,904	656,967

		2,317,311
Leisure Time — 1.0%
Callaway Golf Co.	29,217	298,305
Churchill Downs, Inc.	4,130	521,867
ClubCorp Holdings, Inc.	20,023	260,299
Escalade, Inc.	2,553	26,143
International Speedway Corp., Class A	8,217	274,859
Interval Leisure Group, Inc.	34,617	550,410
Johnson Outdoors, Inc.	1,370	35,209

Common Stocks	Shares	Value
Leisure Time (continued)
Liberty TripAdvisor Holdings, Inc., Series A (a)	22,270	$487,268
Lindblad Expeditions Holdings, Inc. (a)	4,185	40,301
Marriott Vacations Worldwide Corp.	6,828	467,650
Nautilus, Inc. (a)	9,491	169,319
Planet Fitness, Inc., Class A (a)	4,616	87,150
SeaWorld Entertainment, Inc.	20,459	293,177
Smith & Wesson Holding Corp. (a)	16,707	454,096
Speedway Motorsports, Inc.	3,237	57,457
Sturm Ruger & Co., Inc.	5,671	363,001
Travelport Worldwide Ltd.	35,665	459,722
West Marine, Inc. (a)	5,012	42,051

		4,888,284
Life Sciences Tools & Services — 0.0%
WaVe Life Sciences Pte Ltd. (a)	2,056	42,539
Luxury Items — 0.0%
Movado Group, Inc.	4,473	96,975
Machinery: Agricultural — 0.1%
Alamo Group, Inc.	2,795	184,386
Lindsay Corp.	3,314	224,888
Titan International, Inc.	14,520	90,024
Titan Machinery, Inc. (a)	4,872	54,323

		553,621
Machinery: Construction & Handling — 0.1%
Astec Industries, Inc.	5,912	331,959
Douglas Dynamics, Inc.	6,972	179,389
NACCO Industries, Inc., Class A	1,116	62,496

		573,844
Machinery: Engines — 0.1%
Briggs & Stratton Corp.	12,989	275,107
Machinery: Industrial — 1.3%
Actuant Corp., Class A	17,925	405,284
Altra Industrial Motion Corp.	7,835	211,388
Applied Industrial Technologies, Inc.	11,064	499,429
Chart Industries, Inc. (a)	9,475	228,632
Columbus McKinnon Corp.	5,725	81,009
DXP Enterprises, Inc. (a)	3,885	58,003
EnPro Industries, Inc.	6,626	294,128
ExOne Co. (a)(b)	2,870	30,336
Gencor Industries, Inc. (a)	1,399	21,713
Graham Corp.	3,072	56,586
Hardinge, Inc.	3,114	31,327
Hyster-Yale Materials Handling, Inc.	2,965	176,388
John Bean Technologies Corp.	8,867	542,838
Joy Global, Inc.	30,145	637,265
Kadant, Inc.	3,165	163,029
Kennametal, Inc.	24,128	533,470
Manitowoc Co., Inc.	39,107	213,133
Milacron Holdings Corp. (a)	4,274	62,016
MTS Systems Corp.	4,643	203,549
Omega Flex, Inc.	716	27,237
Proto Labs, Inc. (a)	7,563	435,326
SPX Corp. (a)	13,524	200,831
SPX FLOW, Inc. (a)	10,781	281,061
Supreme Industries, Inc., Class A	3,660	50,142
Tennant Co.	5,383	289,982
Woodward, Inc.	16,105	928,292

		6,662,394
Machinery: Specialty — 0.1%
Albany International Corp., Class A	8,783	350,705
Hurco Cos., Inc.	1,912	53,211

		403,916

See Notes to Financial Statements.

44	BLACKROCK INDEX FUNDS, INC.	JUNE 30, 2016

Schedule of Investments (continued)	Master Small Cap Index Series

Common Stocks	Shares	Value
Manufactured Housing — 0.0%
Cavco Industries, Inc. (a)	2,645	$247,837
Medical & Dental Instruments & Supplies — 2.3%
American Renal Associates Holdings, Inc. (a)	2,565	74,308
AngioDynamics, Inc. (a)	8,724	125,364
Anika Therapeutics, Inc. (a)	4,389	235,470
AtriCure, Inc. (a)	9,204	130,053
Atrion Corp.	402	172,000
Avinger, Inc. (a)	2,971	35,444
AxoGen, Inc. (a)	6,697	46,075
Cantel Medical Corp.	10,906	749,569
Cardiovascular Systems, Inc. (a)	9,975	183,291
Cerus Corp. (a)	31,586	197,097
Community Health Systems, Inc. (a)	33,890	408,375
CONMED Corp.	8,489	405,180
Cotiviti Holdings, Inc. (a)	3,801	80,315
CryoLife, Inc.	9,037	106,727
Cutera, Inc. (a)	3,811	42,721
Endologix, Inc. (a)	25,014	311,674
Entellus Medical, Inc. (a)	2,114	38,623
Exactech, Inc. (a)	2,973	79,498
Halyard Health, Inc. (a)	14,400	468,288
HeartWare International, Inc. (a)	5,398	311,735
ICU Medical, Inc. (a)	4,495	506,811
Insulet Corp. (a)	17,745	536,609
Integra LifeSciences Holdings Corp. (a)	9,202	734,136
Intersect ENT, Inc. (a)	8,291	107,203
Invacare Corp.	10,194	123,653
InVivo Therapeutics Holdings Corp. (a)(b)	8,977	51,887
IRIDEX Corp. (a)	2,090	30,911
K2M Group Holdings, Inc. (a)	8,197	127,217
Landauer, Inc.	3,069	126,320
LDR Holding Corp. (a)	8,500	314,075
LeMaitre Vascular, Inc.	3,854	54,997
Meridian Bioscience, Inc.	13,032	254,124
Merit Medical Systems, Inc. (a)	13,382	265,365
NanoString Technologies, Inc. (a)	4,550	57,330
Neogen Corp. (a)	11,205	630,281
NuVasive, Inc. (a)	15,113	902,548
Ocular Therapeutix, Inc. (a)	5,119	25,339
OraSure Technologies, Inc. (a)	15,945	94,235
Orthofix International NV (a)	5,429	230,190
Owens & Minor, Inc.	19,017	710,856
Quidel Corp. (a)	8,555	152,792
Quorum Health Corp. (a)	9,733	104,240
Second Sight Medical Products, Inc. (a)(b)	3,830	13,711
Senseonics Holdings, Inc. (a)	7,744	30,434
Staar Surgical Co. (a)	11,332	62,439
SurModics, Inc. (a)	4,318	101,387
Symmetry Surgical, Inc. (a)	2,700	35,451
TransEnterix, Inc. (a)(b)	21,069	25,704
Utah Medical Products, Inc.	1,034	65,142
Vascular Solutions, Inc. (a)	5,246	218,548
ViewRay, Inc. (a)	2,026	8,286
Wright Medical Group NV (a)	31,687	550,403

		11,454,431
Medical Equipment — 0.9%
Abaxis, Inc.	6,770	319,747
Accuray, Inc. (a)	25,344	131,535
Analogic Corp.	3,851	305,924
ConforMIS, Inc. (a)(b)	10,151	71,260
Corindus Vascular Robotics, Inc. (a)(b)	14,191	20,293
Cynosure, Inc., Class A (a)	7,273	353,795
Fluidigm Corp. (a)	8,449	76,295
Glaukos Corp. (a)	5,269	153,644
Haemonetics Corp. (a)	15,704	455,259
iRadimed Corp. (a)	1,212	26,373

Common Stocks	Shares	Value
Medical Equipment (continued)
Luminex Corp. (a)	12,491	$252,693
Masimo Corp. (a)	12,461	654,389
Natus Medical, Inc. (a)	10,003	378,113
Nevro Corp. (a)	7,338	541,251
NxStage Medical, Inc. (a)	19,570	424,278
Oxford Immunotec Global PLC (a)	7,498	67,482
Spectranetics Corp. (a)	13,255	248,001
Tandem Diabetes Care, Inc. (a)	5,236	39,479
Zeltiq Aesthetics, Inc. (a)	10,945	299,127

		4,818,938
Medical Services — 0.2%
PAREXEL International Corp. (a)	16,055	1,009,538
Metal Fabricating — 0.8%
Advanced Drainage Systems, Inc.	10,704	292,968
Ampco-Pittsburgh Corp.	2,319	26,228
Dynamic Materials Corp.	3,807	40,925
Global Brass & Copper Holdings, Inc.	6,268	171,054
Haynes International, Inc.	4,026	129,154
Lawson Products, Inc. (a)	1,881	37,357
MRC Global, Inc. (a)	29,108	413,625
Mueller Industries, Inc.	17,449	556,274
Mueller Water Products, Inc., Series A	47,412	541,445
NN, Inc.	7,685	107,513
RBC Bearings, Inc. (a)	6,939	503,078
Rexnord Corp. (a)	25,396	498,523
Worthington Industries, Inc.	13,758	581,963

		3,900,107
Metals & Minerals: Diversified — 0.7%
Cliffs Natural Resources, Inc. (a)(b)	53,866	305,420
Commercial Metals Co.	35,202	594,914
Ferroglobe PLC	20,479	176,324
Hecla Mining Co.	116,803	595,696
Materion Corp.	6,372	157,771
Minerals Technologies, Inc.	10,609	602,591
Oil-Dri Corp. of America	1,622	56,008
Ring Energy, Inc. (a)	11,610	102,400
SunCoke Energy, Inc.	20,615	119,979
U.S. Silica Holdings, Inc.	19,606	675,819
United States Lime & Minerals, Inc.	583	34,391

		3,421,313
Office Supplies & Equipment — 0.7%
ACCO Brands Corp. (a)	32,606	336,820
Eastman Kodak Co. (a)	4,981	80,095
Electronics for Imaging, Inc. (a)	14,407	620,077
Essendant, Inc.	11,505	351,593
Herman Miller, Inc.	18,269	546,060
HNI Corp.	13,817	642,352
Kimball International, Inc., Class B	10,595	120,571
Knoll, Inc.	14,717	357,329
Steelcase, Inc., Class A	26,291	356,769

		3,411,666
Offshore Drilling & Other Services — 0.1%
Atwood Oceanics, Inc.	18,995	237,817
Seadrill Ltd. (a)(b)	116,349	376,971

		614,788
Oil Well Equipment & Services — 0.6%
Dawson Geophysical Co. (a)	5,485	44,703
Fairmount Santrol Holdings, Inc. (a)	20,665	159,327
Flotek Industries, Inc. (a)	16,106	212,599
Forum Energy Technologies, Inc. (a)	18,732	324,251
Helix Energy Solutions Group, Inc. (a)	29,812	201,529
Hornbeck Offshore Services, Inc. (a)	9,405	78,438
Independence Contract Drilling, Inc. (a)	8,322	45,188

See Notes to Financial Statements.

BLACKROCK INDEX FUNDS, INC.	JUNE 30, 2016	45

Schedule of Investments (continued)	Master Small Cap Index Series

Common Stocks	Shares	Value
Oil Well Equipment & Services (continued)
Matrix Service Co. (a)	8,388	$138,318
McDermott International, Inc. (a)	74,354	367,309
Natural Gas Services Group, Inc. (a)	3,542	81,112
Newpark Resources, Inc. (a)	26,537	153,649
Oil States International, Inc. (a)	15,774	518,649
Parker Drilling Co. (a)	34,475	78,948
RigNet, Inc. (a)	3,500	46,865
SEACOR Holdings, Inc. (a)	4,972	288,127
Tesco Corp.	10,701	71,590
TETRA Technologies, Inc. (a)	25,051	159,575
Willbros Group, Inc. (a)	11,770	29,778

		2,999,955
Oil, Gas & Consumable Fuels — 0.4%
Archrock, Inc.	21,742	204,810
Ardmore Shipping Corp.	5,998	40,606
CARBO Ceramics, Inc.	6,468	84,731
DHT Holdings, Inc.	29,193	146,841
Dorian LPG Ltd. (a)	7,639	53,855
EXCO Resources, Inc. (a)	44,510	57,863
Exterran Corp. (a)	9,278	119,222
Frontline Ltd. (b)	20,308	159,824
Navios Maritime Acq Corp.	23,914	37,545
Pacific Ethanol, Inc. (a)	8,467	46,145
Plug Power, Inc. (a)(b)	54,094	100,615
RSP Permian, Inc. (a)	24,098	840,779

		1,892,836
Oil: Crude Producers — 1.1%
Abraxas Petroleum Corp. (a)	34,154	38,594
Bill Barrett Corp. (a)	14,752	94,265
California Resources Corp.	10,113	123,379
Callon Petroleum Co. (a)	37,304	418,924
Carrizo Oil & Gas, Inc. (a)	17,171	615,580
Clayton Williams Energy, Inc. (a)(b)	1,716	47,121
Contango Oil & Gas Co. (a)	5,106	62,497
CVR Energy, Inc.	5,230	81,065
Denbury Resources, Inc.	108,156	388,280
Earthstone Energy, Inc. (a)	280	3,018
Eclipse Resources Corp. (a)	14,895	49,749
Erin Energy Corp. (a)(b)	3,671	8,847
Evolution Petroleum Corp.	7,491	40,976
Isramco, Inc. (a)(b)	229	18,835
Jones Energy, Inc., Class A (a)	9,779	40,290
Northern Oil and Gas, Inc. (a)	13,578	62,730
Oasis Petroleum, Inc. (a)	54,688	510,786
ONE Gas, Inc.	15,801	1,052,189
Overseas Shipholding Group, Inc.	11,496	126,341
Panhandle Oil and Gas, Inc.	4,689	78,166
PDC Energy, Inc. (a)	14,134	814,260
Sanchez Energy Corp. (a)	13,894	98,092
Synergy Resources Corp. (a)	57,361	382,024
Unit Corp. (a)	15,739	244,899
W&T Offshore, Inc. (a)(b)	9,465	21,959

		5,422,866
Oil: Refining & Marketing — 0.2%
Adams Resources & Energy, Inc.	562	21,637
Alon USA Energy, Inc.	9,485	61,463
Clean Energy Fuels Corp. (a)	25,234	87,562
Delek U.S. Holdings, Inc.	19,154	253,025
Par Pacific Holdings, Inc. (a)	9,091	139,456
Renewable Energy Group, Inc. (a)	12,651	111,708
Trecora Resources (a)	5,747	59,941
Western Refining, Inc.	20,840	429,929

		1,164,721

Common Stocks	Shares	Value
Paints & Coatings — 0.2%
Chase Corp.	2,136	$126,174
Ferro Corp. (a)	25,598	342,501
HB Fuller Co.	15,256	671,111
Kronos Worldwide, Inc.	6,875	36,094

		1,175,880
Paper — 0.3%
Clearwater Paper Corp. (a)	5,192	339,401
KapStone Paper and Packaging Corp.	26,416	343,672
Neenah Paper, Inc.	5,071	366,988
PH Glatfelter Co.	13,349	261,107
Schweitzer-Mauduit International, Inc.	9,264	326,834

		1,638,002
Personal Care — 0.2%
Lifevantage Corp. (a)	3,899	53,026
Orchids Paper Products Co.	2,611	92,873
USANA Health Sciences, Inc. (a)	1,549	172,605
WD-40 Co.	4,299	504,918

		823,422
Pharmaceuticals — 2.4%
AcelRx Pharmaceuticals, Inc. (a)	9,790	26,335
Achillion Pharmaceuticals, Inc. (a)	36,230	282,594
Aclaris Therapeutics, Inc. (a)	2,530	46,729
Adamas Pharmaceuticals, Inc. (a)	4,783	72,415
Aerie Pharmaceuticals, Inc. (a)	7,644	134,534
Agile Therapeutics, Inc. (a)	4,444	33,819
Amphastar Pharmaceuticals, Inc. (a)	11,145	179,657
Ampio Pharmaceuticals, Inc. (a)(b)	12,123	15,639
Aratana Therapeutics, Inc. (a)	10,495	66,328
Arrowhead Pharmaceuticals, Inc. (a)(b)	17,388	92,504
Axsome Therapeutics, Inc. (a)	2,844	21,444
Biospecifics Technologies Corp. (a)	1,704	68,058
Cambrex Corp. (a)	9,745	504,109
Celator Pharmaceuticals, Inc. (a)	10,022	302,464
Cempra, Inc. (a)	12,953	213,595
Chimerix, Inc. (a)	12,100	47,553
ChromaDex Corp. (a)(b)	8,281	34,283
Concert Pharmaceuticals, Inc. (a)	5,645	63,393
Corcept Therapeutics, Inc. (a)	21,535	117,581
Corvus Pharmaceuticals, Inc. (a)	869	12,392
Depomed, Inc. (a)	18,769	368,248
Durect Corp. (a)	42,874	52,306
Eagle Pharmaceuticals, Inc. (a)(b)	2,620	101,630
Egalet Corp. (a)(b)	5,840	28,966
Enanta Pharmaceuticals, Inc. (a)	4,676	103,106
Endocyte, Inc. (a)	10,079	32,354
Esperion Therapeutics, Inc. (a)	4,089	40,399
Heska Corp. (a)	1,827	67,910
Horizon Pharma PLC (a)	49,416	813,882
Immune Design Corp. (a)	3,202	26,128
Impax Laboratories, Inc. (a)	22,460	647,297
Infinity Pharmaceuticals, Inc. (a)	15,613	20,765
Innoviva, Inc.	25,046	263,734
Inotek Pharmaceuticals Corp. (a)	4,823	35,883
Intra-Cellular Therapies, Inc. (a)	10,578	410,638
Ironwood Pharmaceuticals, Inc. (a)	39,895	521,627
Kite Pharma, Inc. (a)	12,028	601,400
La Jolla Pharmaceutical Co. (a)	4,361	69,776
Lannett Co., Inc. (a)	8,719	207,425
Lipocine, Inc. (a)	4,616	14,033
Medicines Co. (a)	20,607	693,013
MyoKardia, Inc. (a)	3,165	39,246
Otonomy, Inc. (a)	7,684	122,022
Pacira Pharmaceuticals, Inc. (a)	11,224	378,586
Paratek Pharmaceuticals, Inc. (a)	4,137	57,546
Portola Pharmaceuticals, Inc. (a)	15,219	359,168

See Notes to Financial Statements.

46	BLACKROCK INDEX FUNDS, INC.	JUNE 30, 2016

Schedule of Investments (continued)	Master Small Cap Index Series

Common Stocks	Shares	Value
Pharmaceuticals (continued)
Prestige Brands Holdings, Inc. (a)	16,238	$899,585
Radius Health, Inc. (a)	9,727	357,467
Reata Pharmaceuticals, Inc. (a)	1,622	32,035
Relypsa, Inc. (a)(b)	11,274	208,569
Revance Therapeutics, Inc. (a)	6,689	90,970
Sagent Pharmaceuticals, Inc. (a)	7,605	113,923
Sciclone Pharmaceuticals, Inc. (a)	15,607	203,827
Spectrum Pharmaceuticals, Inc. (a)	21,297	139,921
Supernus Pharmaceuticals, Inc. (a)	14,499	295,345
Syndax Pharmaceuticals, Inc. (a)	1,279	12,598
Teligent, Inc. (a)	12,026	85,866
TG Therapeutics, Inc. (a)	11,213	67,951
TherapeuticsMD, Inc. (a)	46,166	392,411
Theravance Biopharma, Inc. (a)	11,263	255,558
Titan Pharmaceuticals, Inc. (a)(b)	5,338	29,199
Ultragenyx Pharmaceutical, Inc. (a)	11,058	540,847
Voyager Therapeutics, Inc. (a)	3,310	36,377
XenoPort, Inc. (a)	18,145	127,741
Zafgen, Inc. (a)	6,536	39,151
Zogenix, Inc. (a)	6,765	54,458

		12,396,313
Photography — 0.1%
GoPro, Inc., Class A (a)(b)	31,266	337,985
Plastics — 0.1%
A. Schulman, Inc.	9,031	220,537
Ply Gem Holdings, Inc. (a)	6,371	92,825
Trinseo SA (a)	8,750	375,638

		689,000
Power Transmission Equipment — 0.3%
Advanced Energy Industries, Inc. (a)	12,117	459,961
Generac Holdings, Inc. (a)	19,943	697,207
Maxwell Technologies, Inc. (a)	8,748	46,190
Powell Industries, Inc.	2,626	103,307
Vicor Corp. (a)	4,509	45,406

		1,352,071
Precious Metals & Minerals — 0.1%
Stillwater Mining Co. (a)	37,602	445,960
Printing & Copying Services — 0.2%
Casella Waste Systems, Inc. (a)	11,176	87,732
Cimpress NV (a)	7,657	708,119

		795,851
Producer Durables: Miscellaneous — 0.0%
Park-Ohio Holdings Corp.	2,531	71,577
Production Technology Equipment — 0.6%
Axcelis Technologies, Inc. (a)	35,338	95,059
Brooks Automation, Inc.	21,016	235,800
Cohu, Inc.	8,088	87,755
Electro Scientific Industries, Inc. (a)	7,401	43,222
Entegris, Inc. (a)	43,198	625,075
MKS Instruments, Inc.	16,294	701,620
Nanometrics, Inc. (a)	6,952	144,532
Photronics, Inc. (a)	20,201	179,991
Rudolph Technologies, Inc. (a)	8,827	137,083
Tessera Technologies, Inc.	15,038	460,764
Ultra Clean Holdings, Inc. (a)	9,325	53,059
Ultratech, Inc. (a)	6,355	145,974
Veeco Instruments, Inc. (a)	12,427	205,791

		3,115,725
Publishing — 0.6%
Daily Journal Corp. (a)	311	73,704
Eros International PLC (a)(b)	9,353	152,173
Media General, Inc. (a)	33,360	573,458

Common Stocks	Shares	Value
Publishing (continued)
Meredith Corp.	11,438	$593,747
New Media Investment Group, Inc.	12,119	218,990
New York Times Co., Class A	37,985	459,619
Scholastic Corp.	8,347	330,625
Time, Inc.	31,685	521,535

		2,923,851
Radio & TV Broadcasters — 0.6%
Central European Media Enterprises Ltd. (a)(b)	23,953	50,541
Entercom Communications Corp., Class A	7,454	101,151
Entravision Communications Corp., Class A	19,441	130,644
Gannett Co., Inc.	35,885	495,572
Gray Television, Inc. (a)	19,754	214,331
Liberty Braves Group, Class A (a)	2,587	38,908
Liberty Braves Group, Class C (a)	9,950	145,867
Liberty Media Group, Class A (a)	7,338	140,449
Liberty Media Group, Class C (a)	14,097	267,420
MSG Networks, Inc., Class A (a)	18,343	281,382
Nexstar Broadcasting Group, Inc., Class A	9,129	434,358
Radio One, Inc., Class D (a)	6,576	20,977
Saga Communications, Inc., Class A	1,032	40,805
Salem Media Group, Inc., Class A	2,902	20,952
Sinclair Broadcast Group, Inc., Class A	20,158	601,918
Townsquare Media, Inc. (a)	1,976	15,591
TRONC, Inc.	7,863	108,509

		3,109,375
Railroad Equipment — 0.1%
American Railcar Industries, Inc.	2,295	90,584
FreightCar America, Inc.	3,593	50,482
Greenbrier Cos., Inc.	8,350	243,235

		384,301
Real Estate — 0.3%
AV Homes, Inc. (a)	3,347	40,900
Consolidated-Tomoka Land Co.	1,277	60,619
Forestar Group, Inc. (a)	10,981	130,564
HFF, Inc., Class A	11,021	318,287
Kennedy-Wilson Holdings, Inc.	25,174	477,299
RMR Group, Inc., Class A	2,049	63,458
St. Joe Co. (a)	14,080	249,498
Stratus Properties, Inc. (a)	1,670	31,279
Tejon Ranch Co. (a)	4,011	94,820
Trinity Place Holdings, Inc. (a)	7,696	59,182

		1,525,906
Real Estate Investment Trusts (REITs) — 9.0%
Acadia Realty Trust	21,535	764,923
AG Mortgage Investment Trust, Inc.	9,274	133,917
Agree Realty Corp.	7,056	340,381
Alexander & Baldwin, Inc.	14,402	520,488
Alexander’s, Inc.	657	268,864
Altisource Residential Corp.	16,831	154,677
American Assets Trust, Inc.	11,939	506,691
American Capital Mortgage Investment Corp.	14,278	225,450
Anworth Mortgage Asset Corp.	30,717	144,370
Apollo Commercial Real Estate Finance, Inc.	18,270	293,599
Ares Commercial Real Estate Corp.	8,258	101,491
Armada Hoffler Properties, Inc.	9,569	131,478
ARMOUR Residential REIT, Inc.	11,565	231,300
Ashford Hospitality Prime, Inc.	7,606	107,549
Ashford Hospitality Trust, Inc.	25,842	138,772
Bluerock Residential Growth REIT, Inc.	5,736	74,568
Capstead Mortgage Corp.	29,154	282,794
CareTrust REIT, Inc.	18,351	252,877
Catchmark Timber Trust, Inc.	11,645	142,302
CBL & Associates Properties, Inc.	51,659	480,945
Cedar Realty Trust, Inc.	26,674	198,188

See Notes to Financial Statements.

BLACKROCK INDEX FUNDS, INC.	JUNE 30, 2016	47

Schedule of Investments (continued)	Master Small Cap Index Series

Common Stocks	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
Chatham Lodging Trust	11,911	$261,804
Chesapeake Lodging Trust	18,356	426,777
City Office REIT, Inc.	7,341	95,286
Colony Capital, Inc., Class A	34,477	529,222
Colony Starwood Homes	20,005	608,552
Community Healthcare Trust, Inc.	4,611	97,477
CorEnergy Infrastructure Trust, Inc.	3,565	102,850
Coresite Realty Corp.	10,180	902,864
Cousins Properties, Inc.	63,662	662,085
CYS Investments, Inc.	46,241	387,037
DiamondRock Hospitality Co.	61,503	555,372
DuPont Fabros Technology, Inc.	22,598	1,074,309
Dynex Capital, Inc.	13,950	96,813
Easterly Government Properties, Inc.	8,096	159,734
EastGroup Properties, Inc.	9,638	664,251
Education Realty Trust, Inc.	20,184	931,290
Farmland Partners, Inc.	3,408	38,579
FelCor Lodging Trust, Inc.	42,661	265,778
First Industrial Realty Trust, Inc.	35,422	985,440
First Potomac Realty Trust	18,899	173,871
Four Corners Property Trust, Inc.	11,641	239,688
Franklin Street Properties Corp.	30,272	371,437
Geo Group, Inc.	22,565	771,272
Getty Realty Corp.	8,037	172,394
Gladstone Commercial Corp.	6,625	111,896
Global Net Lease, Inc.	52,938	420,857
Government Properties Income Trust	17,876	412,221
Gramercy Property Trust	128,729	1,186,881
Great Ajax Corp.	3,661	50,778
Hatteras Financial Corp.	28,348	464,907
Healthcare Realty Trust, Inc.	31,591	1,105,369
Hersha Hospitality Trust	12,969	222,418
Hudson Pacific Properties, Inc.	24,041	701,516
Independence Realty Trust, Inc.	14,296	116,941
InfraREIT, Inc.	12,751	223,653
Invesco Mortgage Capital, Inc.	34,192	468,088
Investors Real Estate Trust	38,020	245,989
iStar, Inc. (a)	23,027	220,829
Kite Realty Group Trust	25,399	711,934
LaSalle Hotel Properties	32,546	767,435
Lexington Realty Trust	69,692	704,586
LTC Properties, Inc.	11,531	596,499
Mack-Cali Realty Corp.	27,246	735,642
Medical Properties Trust, Inc.	71,953	1,094,405
Monmouth Real Estate Investment Corp., Class A	19,834	262,999
Monogram Residential Trust, Inc.	51,871	529,603
National Health Investors, Inc.	11,328	850,619
National Storage Affiliates Trust	6,791	141,389
New Residential Investment Corp.	68,125	942,850
New Senior Investment Group, Inc.	24,137	257,783
New York Mortgage Trust, Inc.	34,432	210,035
New York REIT, Inc.	51,081	472,499
NexPoint Residential Trust, Inc.	5,774	105,087
NorthStar Realty Europe Corp.	19,315	178,664
One Liberty Properties, Inc.	4,062	96,879
Orchid Island Capital, Inc.	6,096	62,728
Owens Realty Mortgage, Inc. REIT	2,763	45,976
Parkway Properties, Inc.	24,790	414,737
Pebblebrook Hotel Trust	21,966	576,607
Pennsylvania Real Estate Investment Trust	21,086	452,295
PennyMac Mortgage Investment Trust (c)	20,801	337,600
Physicians Realty Trust	41,342	868,595
Potlatch Corp.	12,562	428,364
Preferred Apartment Communities, Inc.	7,151	105,263
PS Business Parks, Inc.	5,948	630,964
QTS Realty Trust, Inc., Class A	14,274	799,059
RAIT Financial Trust	22,437	70,228

Common Stocks	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
Ramco-Gershenson Properties Trust	24,478	$480,014
Redwood Trust, Inc.	23,488	324,369
Resource Capital Corp.	9,105	117,090
Retail Opportunity Investments Corp.	30,365	658,010
Rexford Industrial Realty, Inc.	20,373	429,667
RLJ Lodging Trust	37,192	797,768
Rouse Properties, Inc.	12,009	219,164
Sabra Health Care REIT, Inc.	19,953	411,730
Saul Centers, Inc.	3,073	189,635
Select Income REIT	19,500	506,805
Seritage Growth Properties (b)	7,714	384,466
Silver Bay Realty Trust Corp.	11,082	188,726
STAG Industrial, Inc.	21,247	505,891
Summit Hotel Properties, Inc.	27,238	360,631
Sunstone Hotel Investors, Inc.	65,951	796,029
Terreno Realty Corp.	13,021	336,853
Tier REIT, Inc.	15,106	231,575
UMH Properties, Inc.	7,031	79,099
United Development Funding IV (b)	8,911	28,515
Universal Health Realty Income Trust	2,533	144,837
Urban Edge Properties	27,382	817,627
Urstadt Biddle Properties, Inc., Class A	6,772	167,810
Walter Investment Management Corp. (a)(b)	5,571	15,376
Washington Real Estate Investment Trust	22,368	703,697
Western Asset Mortgage Capital Corp.	13,498	126,746
Whitestone REIT	8,806	132,794
WP Glimcher, Inc.	57,136	639,352
Xenia Hotels & Resorts, Inc.	32,071	538,151

		45,805,900
Recreational Vehicles & Boats — 0.2%
Arctic Cat, Inc.	3,862	65,654
Drew Industries, Inc.	7,246	614,750
Malibu Boats, Inc. (a)	5,250	63,420
Marine Products Corp.	2,782	23,536
MCBC Holdings, Inc.	2,293	25,338
Winnebago Industries, Inc.	8,400	192,528

		985,226
Rental & Leasing Services: Consumer — 0.0%
Rent-A-Center, Inc.	16,177	198,654
Restaurants — 2.1%
Biglari Holdings, Inc. (a)	307	123,825
BJ’s Restaurants, Inc. (a)	7,182	314,787
Bob Evans Farms, Inc.	6,131	232,671
Bojangles’, Inc. (a)	2,865	48,562
Buffalo Wild Wings, Inc. (a)	5,762	800,630
Carrols Restaurant Group, Inc. (a)	9,921	118,060
Cheesecake Factory, Inc.	13,781	663,417
Cracker Barrel Old Country Store, Inc. (b)	5,802	994,869
Dave & Buster’s Entertainment, Inc. (a)	11,568	541,267
Del Taco Restaurants, Inc. (a)	6,488	59,041
Denny’s Corp. (a)	23,421	251,307
Diamond Resorts International, Inc. (a)	11,410	341,844
DineEquity, Inc.	5,386	456,625
El Pollo Loco Holdings, Inc. (a)	6,798	88,374
Ellie Mae, Inc. (a)	8,994	824,300
Fiesta Restaurant Group, Inc. (a)	8,422	183,684
Fogo De Chao, Inc. (a)	1,664	21,732
Habit Restaurants, Inc. (a)	4,521	74,054
J Alexander’s Holdings, Inc. (a)	3,776	37,496
Jack in the Box, Inc.	9,935	853,615
Jamba, Inc. (a)	4,221	43,434
Kona Grill, Inc. (a)	2,900	31,088
Krispy Kreme Doughnuts, Inc. (a)	17,752	372,082
Luby’s, Inc. (a)	5,241	26,310
Nathan’s Famous, Inc. (a)	830	36,935

See Notes to Financial Statements.

48	BLACKROCK INDEX FUNDS, INC.	JUNE 30, 2016

Schedule of Investments (continued)	Master Small Cap Index Series

Common Stocks	Shares	Value
Restaurants (continued)
Noodles & Co. (a)(b)	3,790	$37,066
Papa John’s International, Inc.	8,302	564,536
Popeyes Louisiana Kitchen, Inc. (a)	6,673	364,613
Potbelly Corp. (a)	6,775	84,959
Red Robin Gourmet Burgers, Inc. (a)	4,232	200,724
Ruby Tuesday, Inc. (a)	17,240	62,236
Ruth’s Hospitality Group, Inc.	9,272	147,888
Shake Shack, Inc., Class A (a)(b)	4,890	178,143
Sonic Corp.	14,375	388,844
Texas Roadhouse, Inc.	20,099	916,514
Wingstop, Inc. (a)	4,998	136,195
Zoe’s Kitchen, Inc. (a)	5,940	215,444

		10,837,171
Scientific Instruments: Control & Filter — 0.4%
Brady Corp., Class A	13,998	427,779
CIRCOR International, Inc.	5,071	288,996
Energy Recovery, Inc. (a)	9,922	88,206
ESCO Technologies, Inc.	7,872	314,408
Gorman-Rupp Co.	5,200	142,532
Sun Hydraulics Corp.	7,211	214,095
Thermon Group Holdings, Inc. (a)	10,024	192,561
Watts Water Technologies, Inc., Class A	8,489	494,569

		2,163,146
Scientific Instruments: Electrical — 0.6%
Allied Motion Technologies, Inc.	1,742	40,519
AZZ, Inc.	7,919	474,982
EnerSys	13,248	787,858
Franklin Electric Co., Inc.	14,141	467,360
Littelfuse, Inc.	6,768	799,910
Preformed Line Products Co.	630	25,446
Taser International, Inc. (a)	16,026	398,727

		2,994,802
Scientific Instruments: Gauges & Meters — 0.2%
Badger Meter, Inc.	4,309	314,686
FARO Technologies, Inc. (a)	5,208	176,187
Itron, Inc. (a)	10,314	444,533
Mesa Laboratories, Inc.	918	112,914
Vishay Precision Group, Inc. (a)	3,678	49,359

		1,097,679
Scientific Instruments: Pollution Control — 0.3%
Ceco Environmental Corp.	8,285	72,411
Darling International, Inc. (a)	50,200	747,980
Heritage-Crystal Clean, Inc. (a)	3,442	42,027
Team, Inc. (a)	8,940	221,980
TRC Cos., Inc. (a)	6,550	41,396
U.S. Ecology, Inc.	6,731	309,289

		1,435,083
Securities Brokerage & Services — 0.2%
BGC Partners, Inc., Class A	66,664	580,643
Gain Capital Holdings, Inc.	10,849	68,566
INTL. FCStone, Inc. (a)	5,014	136,832
Investment Technology Group, Inc.	10,047	167,986
Ladenburg Thalmann Financial Services, Inc. (a)	30,477	71,926
Virtu Financial, Inc., Class A	8,139	146,502

		1,172,455
Semiconductors & Components — 2.3%
Acacia Communications, Inc. (a)	1,521	60,749
Advanced Micro Devices, Inc. (a)	200,067	1,028,344
Alpha & Omega Semiconductor Ltd. (a)	5,621	78,301
Amkor Technology, Inc. (a)	31,108	178,871
Applied Micro Circuits Corp. (a)	22,189	142,453
Cavium, Inc. (a)	17,217	664,576

Common Stocks	Shares	Value
Semiconductors & Components (continued)
CEVA, Inc. (a)	6,232	$169,323
Cirrus Logic, Inc. (a)	19,108	741,199
Diodes, Inc. (a)	11,830	222,286
DSP Group, Inc. (a)	6,497	68,933
Emcore Corp. (a)	4,882	28,999
Exar Corp. (a)	13,336	107,355
Fairchild Semiconductor International, Inc. (a)	35,007	694,889
FormFactor, Inc. (a)	20,347	182,920
GigPeak, Inc. (a)	13,320	26,107
Inphi Corp. (a)	12,335	395,090
Integrated Device Technology, Inc. (a)	41,064	826,618
Intersil Corp., Class A	40,949	554,449
IXYS Corp.	7,102	72,796
Kopin Corp. (a)	17,928	39,800
Lattice Semiconductor Corp. (a)	37,140	198,699
MA-COM Technology Solutions Holdings, Inc. (a)	7,274	239,897
MaxLinear, Inc., Class A (a)	17,110	307,638
Microsemi Corp. (a)	34,703	1,134,094
Monolithic Power Systems, Inc.	11,859	810,207
Power Integrations, Inc.	8,407	420,938
Rambus, Inc. (a)	33,346	402,820
Semtech Corp. (a)	19,805	472,547
Sigma Designs, Inc. (a)	10,129	65,129
Silicon Laboratories, Inc. (a)	12,617	614,953
Vishay Intertechnology, Inc.	41,694	516,589

		11,467,569
Semiconductors & Semiconductor Equipment — 0.1%
Ambarella, Inc. (a)	9,807	498,294
Xcerra Corp. (a)	15,644	89,953

		588,247
Shipping — 0.4%
GasLog Ltd.	12,814	166,326
Gener8 Maritime, Inc. (a)	11,268	72,115
Golar LNG Ltd.	27,181	421,305
Matson, Inc.	13,173	425,356
Nordic American Tankers Ltd. (b)	26,394	366,613
Scorpio Tankers, Inc.	50,423	211,776
Ship Finance International Ltd. (b)	18,020	265,615
Teekay Corp.	14,269	101,738
Teekay Tankers Ltd., Class A	37,458	111,625
Tidewater, Inc.	14,207	62,653

		2,205,122
Software — 0.5%
Actua Corp. (a)	10,626	95,953
Castlight Health, Inc. (a)	11,403	45,156
Five9, Inc. (a)	9,578	113,978
FleetMatics Group PLC (a)	12,037	521,563
Gigamon, Inc. (a)	10,012	374,349
Globant SA (a)(b)	7,907	311,141
Instructure, Inc. (a)	2,979	56,601
MobileIron, Inc. (a)	14,122	43,072
Model N, Inc. (a)	6,671	89,058
Park City Group, Inc. (a)(b)	3,892	34,911
Paycom Software, Inc. (a)	13,461	581,650
pdvWireless, Inc. (a)(b)	2,896	61,945
Qualys, Inc. (a)	8,445	251,745
Rubicon Project, Inc. (a)	11,732	160,142

		2,741,264
Specialty Retail — 2.9%
1-800-Flowers.com, Inc., Class A (a)	7,464	67,325
Aaron’s, Inc.	20,062	439,157
Abercrombie & Fitch Co., Class A	20,816	370,733
America’s Car-Mart, Inc. (a)	2,460	69,470
American Eagle Outfitters, Inc.	50,693	807,539

See Notes to Financial Statements.

BLACKROCK INDEX FUNDS, INC.	JUNE 30, 2016	49

Schedule of Investments (continued)	Master Small Cap Index Series

Common Stocks	Shares	Value
Specialty Retail (continued)
Asbury Automotive Group, Inc. (a)	6,139	$323,771
Ascena Retail Group, Inc. (a)	53,142	371,463
Barnes & Noble Education, Inc. (a)	12,793	129,849
Barnes & Noble, Inc.	19,489	221,200
Big 5 Sporting Goods Corp.	5,230	48,482
Blue Nile, Inc.	3,265	89,396
BMC Stock Holdings, Inc. (a)	17,049	303,813
Boot Barn Holdings, Inc. (a)	4,129	35,592
Buckle, Inc. (b)	8,831	229,518
Build-A-Bear Workshop, Inc. (a)	4,129	55,411
Caleres, Inc.	13,117	317,563
Cato Corp., Class A	7,850	296,102
Chico’s FAS, Inc.	39,909	427,425
Children’s Place Retail Stores, Inc.	5,721	458,710
Citi Trends, Inc.	4,393	68,223
Conn’s, Inc. (a)(b)	5,987	45,022
Container Store Group, Inc. (a)	4,028	21,550
Destination XL Group, Inc. (a)	11,563	52,843
DSW, Inc., Class A	20,571	435,694
Express, Inc. (a)	22,767	330,349
Finish Line, Inc., Class A	12,938	261,218
Five Below, Inc. (a)	16,372	759,824
Francesca’s Holdings Corp. (a)	12,878	142,302
FTD Cos., Inc. (a)	5,173	129,118
Genesco, Inc. (a)	6,299	405,089
GNC Holdings, Inc., Class A	20,927	508,317
Group 1 Automotive, Inc.	6,371	314,473
Guess?, Inc.	18,692	281,315
Haverty Furniture Cos., Inc.	5,751	103,691
Hibbett Sports, Inc. (a)	7,054	245,409
Lands’ End, Inc. (a)(b)	4,401	72,264
Lithia Motors, Inc., Class A	7,255	515,613
Lumber Liquidators Holdings, Inc. (a)(b)	8,487	130,870
MarineMax, Inc. (a)	7,283	123,592
Mattress Firm Holding Corp. (a)(b)	5,263	176,574
Monro Muffler Brake, Inc.	9,584	609,159
Office Depot, Inc. (a)	169,359	560,578
Party City Holdco, Inc. (a)	8,681	120,753
Performance Sports Group Ltd. (a)	11,086	33,258
Pier 1 Imports, Inc.	25,914	133,198
Regis Corp. (a)	11,048	137,548
Restoration Hardware Holdings, Inc. (a)	11,884	340,833
RetailMeNot, Inc. (a)	12,619	97,292
Shoe Carnival, Inc.	4,140	103,748
Shutterfly, Inc. (a)	10,613	494,672
Sonic Automotive, Inc., Class A	8,730	149,370
Sportsman’s Warehouse Holdings, Inc. (a)	7,531	60,700
Stage Stores, Inc.	8,255	40,284
Stamps.com, Inc. (a)	4,949	432,642
Stein Mart, Inc.	9,490	73,263
Systemax, Inc. (a)	2,958	25,232
Tailored Brands, Inc.	15,409	195,078
Tilly’s, Inc., Class A (a)	2,862	16,571
Vitamin Shoppe, Inc. (a)	7,502	229,336
Wayfair, Inc., Class A (a)(b)	9,648	376,272
Zumiez, Inc. (a)	5,237	74,941

		14,490,597
Steel — 0.3%
AK Steel Holding Corp. (a)	73,043	340,380
Allegheny Technologies, Inc.	33,478	426,845
Carbonite, Inc. (a)	4,777	46,480
Carpenter Technology Corp.	14,243	469,022
Handy & Harman Ltd. (a)	739	19,355
Olympic Steel, Inc.	2,661	72,672
Ryerson Holding Corp. (a)	3,660	64,050
Schnitzer Steel Industries, Inc., Class A	8,268	145,517

Common Stocks	Shares	Value
Steel (continued)
TimkenSteel Corp.	12,720	$122,366

		1,706,687
Technology: Miscellaneous — 0.3%
Benchmark Electronics, Inc. (a)	15,360	324,864
CTS Corp.	9,891	177,247
Fabrinet (a)	10,692	396,887
Kimball Electronics, Inc. (a)	8,044	100,148
Plexus Corp. (a)	10,292	444,614

		1,443,760
Telecommunications Equipment — 0.4%
Applied Optoelectronics, Inc. (a)(b)	5,693	63,477
CalAmp Corp. (a)	10,554	156,305
Clearfield, Inc. (a)(b)	3,630	64,941
Inteliquent, Inc.	10,223	203,335
Knowles Corp. (a)	27,241	372,657
Oclaro, Inc. (a)	30,765	150,133
Ubiquiti Networks, Inc. (a)	7,955	307,540
Viavi Solutions, Inc. (a)	72,085	477,924
Vocera Communications, Inc. (a)	7,224	92,828

		1,889,140
Textile Products — 0.1%
Culp, Inc.	3,297	91,096
Interface, Inc.	19,924	303,841
Unifi, Inc. (a)	4,641	126,375

		521,312
Textiles Apparel & Shoes — 0.9%
Columbia Sportswear Co.	8,182	470,792
Crocs, Inc. (a)	22,775	256,902
Deckers Outdoor Corp. (a)	9,907	569,851
Delta Apparel, Inc. (a)	1,995	44,987
Fossil Group, Inc. (a)	12,892	367,809
G-III Apparel Group Ltd. (a)	13,159	601,630
Iconix Brand Group, Inc. (a)	12,445	84,128
Oxford Industries, Inc.	4,670	264,415
Perry Ellis International, Inc. (a)	4,188	84,263
Sequential Brands Group, Inc. (a)	11,397	90,948
Steven Madden Ltd. (a)	18,811	642,960
Superior Uniform Group, Inc.	2,476	47,267
Tumi Holdings, Inc. (a)	17,285	462,201
Vera Bradley, Inc. (a)	5,818	82,441
Vince Holding Corp. (a)	6,236	34,173
Weyco Group, Inc.	2,072	57,560
Wolverine World Wide, Inc.	29,642	602,325

		4,764,652
Tobacco — 0.2%
Alliance One International, Inc. (a)	2,320	35,728
Turning Point Brands, Inc. (a)	1,734	17,808
Universal Corp.	6,839	394,884
Vector Group Ltd.	26,918	603,502

		1,051,922
Toys — 0.0%
JAKKS Pacific, Inc. (a)	4,759	37,644
Transportation Miscellaneous — 0.4%
Costamare, Inc.	8,658	66,407
Echo Global Logistics, Inc. (a)	9,067	203,282
Hub Group, Inc., Class A (a)	10,254	393,446
Scorpio Bulkers, Inc. (a)	10,755	30,006
Textainer Group Holdings Ltd.	7,114	79,250
Wesco Aircraft Holdings, Inc. (a)	17,088	229,321
XPO Logistics, Inc. (a)(b)	29,925	785,831

		1,787,543

See Notes to Financial Statements.

50	BLACKROCK INDEX FUNDS, INC.	JUNE 30, 2016

Schedule of Investments (continued)	Master Small Cap Index Series

Common Stocks	Shares	Value
Truckers — 0.5%
ArcBest Corp.	7,158	$116,318
Celadon Group, Inc.	7,930	64,788
Covenant Transportation Group, Inc., Class A (a)	3,369	60,878
Forward Air Corp.	9,107	405,535
FRP Holdings, Inc. (a)	1,989	68,621
Heartland Express, Inc.	14,224	247,355
Knight Transportation, Inc.	20,288	539,255
Marten Transport Ltd.	6,716	132,977
PAM Transportation Services, Inc. (a)	846	13,443
Roadrunner Transportation Systems, Inc. (a)	8,714	65,006
Saia, Inc. (a)	7,796	195,991
Swift Transportation Co. (a)	22,822	351,687
Universal Truckload Services, Inc.	2,109	27,206
USA Truck, Inc. (a)	2,812	49,238
Werner Enterprises, Inc.	13,617	312,783
YRC Worldwide, Inc. (a)	9,384	82,579

		2,733,660
Utilities: Electrical — 2.1%
ALLETE, Inc.	15,123	977,399
Atlantic Power Corp.	35,830	88,858
Avista Corp.	19,166	858,637
Black Hills Corp.	15,705	990,043
El Paso Electric Co.	12,430	587,566
Empire District Electric Co.	13,547	460,192
Genie Energy Ltd. (a)	3,302	22,355
IDACORP, Inc.	15,347	1,248,478
MGE Energy, Inc.	10,747	607,367
NorthWestern Corp.	14,826	935,076
NRG Yield, Inc., Class A	11,580	176,248
NRG Yield, Inc., Class C	19,221	299,655
Otter Tail Corp.	11,802	395,249
Pattern Energy Group, Inc.	17,882	410,750
PNM Resources, Inc.	24,378	863,956
Portland General Electric Co.	27,215	1,200,726
Spark Energy, Inc., Class A	1,417	46,832
Talen Energy Corp. (a)	26,144	354,251
Unitil Corp.	4,091	174,563

		10,698,201
Utilities: Gas Distributors — 1.1%
Chesapeake Utilities Corp.	4,537	300,259
Delta Natural Gas Co., Inc.	1,724	46,444
New Jersey Resources Corp.	26,034	1,003,611
Northwest Natural Gas Co.	8,274	536,321
South Jersey Industries, Inc.	24,370	770,579
Southwest Gas Corp.	14,328	1,127,757
Spire, Inc.	13,552	960,024
WGL Holdings, Inc.	15,297	1,082,874

		5,827,869
Utilities: Miscellaneous — 0.1%
Ormat Technologies, Inc.	12,010	525,558
Utilities: Telecommunications — 1.2%
8x8, Inc. (a)	27,108	396,048
ATN International, Inc.	3,266	254,127
Boingo Wireless, Inc. (a)	10,686	95,319
Cincinnati Bell, Inc. (a)	64,762	295,962
Cogent Communications Group, Inc.	12,687	508,241
Consolidated Communications Holdings, Inc.	15,170	413,231
Fairpoint Communications, Inc. (a)	6,615	97,108
General Communication, Inc., Class A (a)	8,547	135,043
Globalstar, Inc. (a)(b)	119,065	144,069
GTT Communications, Inc. (a)	8,286	153,125
Hawaiian Telcom Holdco, Inc. (a)	1,864	39,498
IDT Corp., Class B	5,013	71,134
inContact, Inc. (a)	18,115	250,893

Common Stocks	Shares	Value
Utilities: Telecommunications (continued)
Iridium Communications, Inc. (a)	25,824	$229,317
j2 Global, Inc.	14,352	906,616
Lumos Networks Corp. (a)	5,653	68,401
NeuStar, Inc., Class A (a)	5,171	121,570
NII Holdings, Inc. (a)	15,271	48,562
ORBCOMM, Inc. (a)	20,138	200,373
Shenandoah Telecommunications Co.	14,116	551,371
Spok Holdings, Inc.	6,149	117,846
Straight Path Communications, Inc., Class B (a)(b)	2,779	76,895
Vonage Holdings Corp. (a)	58,885	359,199
West Corp.	13,446	264,348
Windstream Holdings, Inc. (b)	29,661	274,958

		6,073,254
Utilities: Water — 0.4%
American States Water Co.	11,181	489,951
Artesian Resources Corp., Class A	2,420	82,086
California Water Service Group	14,672	512,493
Connecticut Water Service, Inc.	3,203	180,009
Consolidated Water Co. Ltd.	4,660	60,860
Global Water Resources, Inc. (b)	2,173	19,122
Middlesex Water Co.	4,660	202,151
SJW Corp.	5,121	201,665
York Water Co.	4,206	134,760

		1,883,097
Total Common Stocks — 98.2%		498,669,917

Other Interests (d) — 0.0%	Beneficial Interest (000)
Gerber Scientific, Inc.	$13	129

Rights — 0.0%	Shares
Utilities: Telecommunications — 0.0%
Leap Wireless, CVR (Expires 07/16/18) (a)	28,200	89,535
Total Long-Term Investments (Cost — $438,756,278) — 98.2%		498,759,581

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.40% (c)(e)	30,349,010	30,349,010

	Beneficial Interest (000)
BlackRock Liquidity Series, LLC, Money Market Series, 0.59% (c)(e)(f)	$11,263	11,262,996
Total Short-Term Securities (Cost — $41,612,006) — 8.2%		41,612,006
Total Investments (Cost — $480,368,284) — 106.4%		540,371,587
Liabilities in Excess of Other Assets — (6.4)%		(32,566,917)

Net Assets — 100.0%		$507,804,670

See Notes to Financial Statements.

BLACKROCK INDEX FUNDS, INC.	JUNE 30, 2016	51

Schedule of Investments (continued)	Master Small Cap Index Series

Notes to Schedule of Investments

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	During the six months ended June 30, 2016, investments in issuers considered to be affiliates of the Series for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at December 31, 2015	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at June 30, 2016	Value at June 30, 2016	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	232,669	30,116,341	[1]	—	30,349,010	$30,349,010	$40,116
BlackRock Liquidity Series, LLC, Money Market Series	$10,324,484	938,512	[1]	—	$11,262,996	11,262,996	552,196	[2]
PennyMac Financial Services, Inc.	3,162	—		—	3,162	39,493	—
PennyMac Mortgage Investment Trust	15,395	5,406		—	20,801	337,600	7,236
Total						$41,989,099	$599,548

[1] Represents net shares/beneficial interest purchased.

[2] Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(d)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.

(e)	Current yield as of period end.

(f)	Security was purchased with the cash collateral from loaned securities. The Series may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Contracts Long	Issue	Expiration	Notional Value	Unrealized Appreciation
69	Russell 2000 Mini Index	September 2016	$7,917,060	$248,451

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Assets — Derivative Financial Instruments			Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Futures contracts	Net unrealized appreciation	[1]	—	—	$248,451	—	—	—	$248,451

[1]

Includes cumulative appreciation on futures contracts, if any, as reported in the Schedules of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities. For the six months ended June 30, 2016, the effect of derivative financial instruments in the Statement of Operations was as follows:

Net Realized Gain (Loss) from:	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Futures contracts	—	—	$1,668,422	—	—	—	$1,668,422

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	—	—	$270,804	—	—	—	$270,804

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$9,506,530

For more information about the Series’ investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Series’ policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

See Notes to Financial Statements.

52	BLACKROCK INDEX FUNDS, INC.	JUNE 30, 2016

Schedule of Investments (concluded)	Master Small Cap Index Series

The following tables summarize the Series’ investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:[1]
Common Stocks	$498,598,102	$28,515	$43,300	$498,669,917
Other Interests	—	—	129	129
Rights	—	—	89,535	89,535
Short-Term Securities	30,349,010	11,262,996	—	41,612,006

Total	$528,947,112	$11,291,511	$132,964	$540,371,587

Derivative Financial Instruments [2]
Assets:
Equity contracts	$248,451	—	—	$248,451
[1] See above Schedule of Investments for values in each industry.
[2] Derivative financial instruments are futures contracts. Future contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Series may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$36,948	—	—	$36,948
Cash pledged for futures contracts	1,530,000	—	—	1,530,000
Liabilities:
Collateral on securities loaned at value	—	$(11,262,996)	—	(11,262,996)

Total	$1,566,948	$(11,262,996)	—	$(9,696,048)

Duringthe six months ended June 30, 2016, there were no transfers between levels.

See Notes to Financial Statements.

BLACKROCK INDEX FUNDS, INC.	JUNE 30, 2016	53

Statements of Assets and Liabilities

June 30, 2016 (Unaudited)	Master International Index Series	Master Small Cap Index Series

Assets
Investments at value — unaffiliated[1,2]	$3,475,366,287	$498,382,488
Investments at value — affiliated[3]	6,557,737	41,989,099
Foreign currency at value[4]	37,722,914	—
Cash	—	36,948
Cash pledged for futures contracts	1,091,221	1,530,000
Receivables:
Contributions from investors	—	1,268,209
Dividends — unaffiliated	13,391,181	608,981
Investment adviser	—	2,458
Investments sold	2,334,906	87,940
Variation margin on futures contracts	1,828,077	490,721
Dividends — affiliated	664	7,203
Securities lending income — affiliated	10,164	71,957
Prepaid expenses	5,676	1,492

Total assets	3,538,308,827	544,477,496

Liabilities
Collateral on securities loaned at value	2,521,185	11,262,996
Payables:
Investments purchased	1,174,418	25,182,968
Withdrawals to investors	973,987	—
Professional fees	69,340	—
Investment advisory fees	29,066	—
Directors’ fees	9,026	4,544
Other affiliates	20,165	22,530
Other accrued expenses	483,581	199,788
Other liabilities	14,412	—

Total liabilities	5,295,180	36,672,826

Net Assets	$3,533,013,647	$507,804,670

Net Assets Consist of
Investors’ capital	$3,664,560,482	$447,552,916
Net unrealized appreciation (depreciation)	(131,546,835)	60,251,754

Net Assets	$3,533,013,647	$507,804,670

[1] Investments at cost — unaffiliated	$3,607,884,865	$438,263,418
[2] Securities loaned at value	$2,200,094	$10,925,173
[3] Investments at cost — affiliated	$6,557,737	$42,104,866
[4] Foreign currency at cost	$37,847,639	—

See Notes to Financial Statements.

54	BLACKROCK INDEX FUNDS, INC.	JUNE 30, 2016

Statements of Operations

Six Months Ended June 30, 2016 (Unaudited)	Master International Index Series	Master Small Cap Index Series

Investment Income
Dividends — unaffiliated	$89,156,932	$3,837,880
Securities lending — affiliated — net	243,186	552,196
Dividends — affiliated	26,432	47,352
Interest	—	885
Foreign taxes withheld	(10,290,240)	(1,794)

Total income	79,136,310	4,436,519

Expenses
Investment advisory	175,740	24,027
Accounting services	348,131	75,139
Custodian	159,778	62,607
Professional	48,506	36,135
Directors	43,767	10,964
Printing	12,157	8,045
Miscellaneous	50,060	21,811

Total expenses	838,139	238,728
Less fees waived and/or reimbursed by the Manager	(7,618)	(46,379)
Less fees paid indirectly	(46)	(135)

Total expenses after fees waived and/or reimbursed and paid indirectly	830,475	192,214

Net investment income	78,305,835	4,244,305

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments — unaffiliated	(135,986,627)	(3,341,583)
Futures contracts	6,012,610	1,668,422
Foreign currency transactions	3,062,486	(21)

	(126,911,531)	(1,673,182)

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	9,521,020	14,047,747
Investments — affiliated	—	6,598
Futures contracts	464,094	270,804
Foreign currency translations	(231,025)	19

	9,754,089	14,325,168

Net realized and unrealized gain (loss)	(117,157,442)	12,651,986

Net Increase (Decrease) in Net Assets Resulting from Operations	$(38,851,607)	$16,896,291

See Notes to Financial Statements.

BLACKROCK INDEX FUNDS, INC.	JUNE 30, 2016	55

Statements of Changes in Net Assets

	Master International Index Series
Increase (Decrease) in Net Assets:	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015

Operations
Net investment income	$78,305,835	$91,174,710
Net realized gain (loss)	(126,911,531)	102,358,374
Net change in unrealized appreciation (depreciation)	9,754,089	(290,001,405)

Net decrease in net assets resulting from operations	(38,851,607)	(96,468,321)

Capital Transactions
Proceeds from contributions	3,709,975,397	1,973,211,553
Value of withdrawals	(3,122,378,651)	(1,562,835,963)

Net increase in net assets derived from capital transactions	587,596,746	410,375,590

Net Assets
Total increase in net assets	548,745,139	313,907,269
Beginning of period	2,984,268,508	2,670,361,239

End of period	$3,533,013,647	$2,984,268,508

	Master Small Cap Index Series
Increase (Decrease) in Net Assets:	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015

Operations
Net investment income	$4,244,305	$11,709,468
Net realized gain (loss)	(1,673,182)	170,580,210
Net change in unrealized appreciation (depreciation)	14,325,168	(219,673,337)

Net increase (decrease) in net assets resulting from operations	16,896,291	(37,383,659)

Capital Transactions
Proceeds from contributions	158,736,298	561,488,890
Value of withdrawals	(133,269,834)	(759,598,222)

Net increase (decrease) in net assets derived from capital transactions	25,466,464	(198,109,332)

Net Assets
Total increase (decrease) in net assets	42,362,755	(235,492,991)
Beginning of period	465,441,915	700,934,906

End of period	$507,804,670	$465,441,915

See Notes to Financial Statements.

56	BLACKROCK INDEX FUNDS, INC.	JUNE 30, 2016

Financial Highlights	Master International Index Series

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31,
		2015	2014	2013	2012	2011

Total Return
Total return	(3.37)%[1]	(0.82)%	(6.02)%	21.94%	19.01%	(12.34)%

Ratios to Average Net Assets
Total expenses	0.05%[2]	0.06%	0.07%	0.07%	0.06%	0.08%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.05%[2]	0.05%	0.07%	0.07%	0.06%	0.08%

Net investment income	4.46%[2]	2.78%	3.20%	2.97%	3.36%	3.38%

Supplemental Data
Net assets, end of period (000)	$ 3,533,014	$ 2,984,269	$ 2,670,361	$ 1,012,814	$ 758,144	$ 855,781

Portfolio turnover rate	15%	9%	6%	8%	21%	6%

Master Small Cap Index Series

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31,
		2015	2014	2013	2012	2011

Total Return
Total return	2.38%[1]	(4.33)%	5.05%	39.11%	16.52%	(4.30)%

Ratios to Average Net Assets
Total expenses	0.10%[2]	0.08%	0.09%	0.07%	0.14%	0.09%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.08%[2]	0.07%	0.08%	0.06%	0.08%	0.07%

Net investment income	1.77%[2]	1.39%	1.45%	1.46%	2.13%	1.46%

Supplemental Data
Net assets, end of period (000)	$ 507,805	$ 465,442	$ 700,935	$ 859,398	$ 581,771	$ 529,054

Portfolio turnover rate	28%	37%	21%	22%	68%	31%

[1]	Aggregate total return.

[2]	Annualized.

See Notes to Financial Statements.

BLACKROCK INDEX FUNDS, INC.	JUNE 30, 2016	57

Notes to Financial Statements (Unaudited)	Quantitative Master Series LLC

1. Organization:

Master International Index Series (“Master International Index”) and Master Small Cap Index Series (“Master Small Cap Index”) (collectively, the “Series”, or individually, a “Series”) are series of Quantitative Master Series LLC (the “Master LLC”) which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Master LLC is classified as diversified . The Master LLC’s Limited Liability Company Agreement permits the Board of Directors of the Master LLC (the “Board”) to issue non-transferable interests, subject to certain limitations.

The Series, together with certain other registered investment companies advised by BlackRock Advisors, LLC ( the “Manager”) or its affiliates, are included in a complex of open-end funds referred to as the Equity-Liquidity Complex.

2. Significant Accounting Policies:

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Series is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Foreign Currency: The Series’ books and records are maintained in U.S. dollars. Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

The Series do not isolate the portion of the results of operations arising as a result of changes in the exchange rates from the changes in the market prices of investments held or sold for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Series report realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for federal income tax purposes.

Segregation and Collateralization: In cases where the Series enters into certain investments (e.g., futures contracts), that would be treated as “senior securities” for 1940 Act purposes, the Series may segregate or designate on its books and records cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investment to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Series may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Series are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain.

Indemnifications: In the normal course of business, a Series enters into contracts that contain a variety of representations that provide general indemnification. The Series’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Series, which cannot be predicted with any certainty.

Other: Expenses directly related to a Series are charged to that Series. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.

The Series have an arrangement with their custodian whereby fees may be reduced by credits earned on uninvested cash balances, which, if applicable, are shown as fees paid indirectly in the Statements of Operations. The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges. Effective October 2015, the custodian is imposing fees on certain uninvested cash balances.

3. Investment Valuation and Fair Value Measurements:

Investment Valuation Policies: The Series’ investments are valued at fair value (also referred to as “market value” within the financial statements) as of the close of trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m., Eastern time). U.S. GAAP defines fair value as the price the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Series determine the fair values of their financial instruments using various independent dealers or pricing services under policies approved by the Board. The BlackRock

58	BLACKROCK INDEX FUNDS, INC.	JUNE 30, 2016

Notes to Financial Statements (continued)	Quantitative Master Series LLC

Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods (or “techniques”) and inputs are used to establish the fair value of the Series’ assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at the official closing price each day, if available. For equity investments traded on more than one exchange, the official close price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions) or ask (short positions) price. Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of business on the NYSE. Occasionally, events affecting the values of such instruments may occur between the foreign market close and the close of business on the NYSE that may not be reflected in the computation of the Series’ net assets. Each business day, the Series use a pricing service to assist with the valuation of certain foreign exchange-traded equity securities and foreign exchange-traded and over-the-counter (“OTC”) options (the “Systematic Fair Value Price”). Using current market factors, the Systematic Fair Value Price is designed to value such foreign securities and foreign options at fair value as of the close of business on the NYSE, which follows the close of the local markets.

•

Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of business on the NYSE. Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of business on the NYSE. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available.

•

The Series value their investment in BlackRock Liquidity Series, LLC, Money Market Series (the “Money Market Series”) at fair value, which is ordinarily based upon their pro rata ownership in the underlying fund’s net assets. The Money Market Series seeks current income consistent with maintaining liquidity and preserving capital. Although the Money Market Series is not registered under the 1940 Act, its investments may follow the parameters of investments by a money market fund that is subject to Rule 2a-7 under the 1940 Act. The Series may withdraw up to 25% of its investment daily, although the manager of the Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

•	Futures contracts traded on exchanges are valued at their last sale price.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of such instruments, or in the event that the application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that the Series might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant consistent with the principles of fair value measurement, which include the market approach, income approach and/or in the case of recent investments, the cost approach, as appropriate. The market approach generally consists of using comparable market transactions. The income approach generally is used to discount future cash flows to present value and is adjusted for liquidity as appropriate. These factors include but are not limited to: (i) attributes specific to the investment or asset; (ii) the principal market for the investment or asset; (iii) the customary participants in the principal market for the investment or asset; (iv) data assumptions by market participants for the investment or asset, if reasonably available; (v) quoted prices for similar investments or assets in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates. Due to the inherent uncertainty of valuations of such investments, the fair values may differ from the values that would have been used had an active market existed. The Global Valuation Committee, or its delegate, employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Series’ pricing vendors, regular reviews of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices and large movements in market values and reviews of any market related activity. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair Value Hierarchy: Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that Series have the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market — corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Series’ own assumptions used in determining the fair value of investments and derivative financial instruments)

BLACKROCK INDEX FUNDS, INC.	JUNE 30, 2016	59

Notes to Financial Statements (continued)	Quantitative Master Series LLC

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3. The fair value hierarchy for the Series’ investments and derivative financial instruments has been included in the Schedules of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Series’ policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4. Securities and Other Investments:

Preferred Stock: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well) but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.

Securities Lending: The Series may lend their securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Series collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Series is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Series and any additional required collateral is delivered to Series or excess collateral returned by the Series on the next business day. During the term of the loan, the Series is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The market value of any securities on loan, all of which were classified as common stocks in the Series’ Schedules of Investments, and the value of any related collateral are shown separately in the Statements of Assets and Liabilities as a component of investments at value-unaffiliated, and collateral on securities loaned at value, respectively. As of period end, any securities on loan were collateralized by cash. The cash collateral invested by the securities lending agent, BlackRock Investment Management, LLC (“BIM”), if any, is disclosed in the Schedules of Investments.

Securities lending transactions are entered into by the Series under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Series, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default the borrower can resell or re-pledge the loaned securities, and the Series can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the Series’ securities lending agreements by counterparty which are subject to offset under an MSLA:

Master International Index
Counterparty	Securities Loaned at Value	Cash Collateral Received[1]	Net Amount
Credit Suisse Securities (USA) LLC	$732,130	$(732,130)	—
Merrill Lynch, Pierce, Fenner & Smith, Inc	493,831	(493,831)	—
Morgan Stanley & Co. LLC.	974,133	(974,133)	—

Total	$2,200,094	$(2,200,094)	—

[1]

Collateral with a value of $2,521,185 has been received in connection with securities lending agreements. Collateral received in excess of the value of securities loaned from the individual counterparty is not shown for financial reporting purposes.

60	BLACKROCK INDEX FUNDS, INC.	JUNE 30, 2016

Notes to Financial Statements (continued)	Quantitative Master Series LLC

Master Small Cap Index
Counterparty	Securities Loaned at Value	Cash Collateral Received[1]	Net Amount
Barclay’s Capital Inc	$261,366	$(253,168)	$8,198
BNP Paribas	699,135	(699,135)	—
Citigroup Global Markets, Inc.	1,007,234	(1,004,580)	2,654
Credit Suisse Securities (USA) LLC.	159,890	(159,890)	—
Deutsche Bank Securities, Inc.	501,285	(501,285)	—
Goldman Sachs & Co	831,757	(831,757)	—
JP Morgan Clearing Corp.	2,162,732	(2,162,732)	—
Merrill Lynch, Pierce, Fenner & Smith, Inc	412,991	(412,991)
Morgan Stanley & Co	2,726,317	(2,726,317)	—
National Financial Services LLC	159,208	(159,208)	—
SG Americas Securities LLC	994,131	(994,131)	—
UBS Securities LLC	1,009,127	(1,006,382)	2,745

Total	$10,925,173	$(10,911,576)	$13,597

[1]

Collateral with a value of $11,262,996 has been received in connection with securities lending agreements. Collateral received in excess of the value of securities loaned from the individual counterparty is not shown for financial reporting purposes.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Series benefits from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned if the collateral received does not cover the value on the securities loaned in the event of borrower default. The Series could suffer a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received.

5. Derivative Financial Instruments:

The Series engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Series and/or to manage their exposure to certain risks such as equity risk. Derivative financial instruments categorized by risk exposure are included in the Schedules of Investments. These contracts may be transacted on an exchange or OTC.

Futures Contracts: The Series invest in long and/or short positions in futures and options on futures contracts to gain exposure to, or manage exposure to changes in interest rates (interest rate risk), changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are agreements between the Series and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Series are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.

Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited, if any, is shown as cash pledged for futures contracts in the Statements of Assets and Liabilities. Pursuant to the contract, the Series agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest, foreign currency exchange rates or underlying assets.

6. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate of BlackRock, Inc. (“BlackRock”) for 1940 Act purposes.

Investment Advisory

The Master LLC, on behalf of the Series, entered into an Investment Advisory Agreement with the Manager, the Series’ investment adviser, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administration services. The Manager is responsible for the management of the Series’ portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Series.

For such services, each Series pays the Manager a monthly fee, which is determined by calculating a percentage of each Series’ average daily net assets, based on the annual rates of 0.01%.

BLACKROCK INDEX FUNDS, INC.	JUNE 30, 2016	61

Notes to Financial Statements (continued)	Quantitative Master Series LLC

Waivers

The Manager, with respect to the Series, contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of each Series’ business. The expense limitations as a percentage of average daily net assets is 0.07% for Master International Index and 0.08% for Master Small Cap Index. These amounts are included in fees waived and /or reimbursed by the Manager in the Statements of Operations. For the six months ended June 30, 2016, the amounts waived for Master International Index and Master Small Cap Index were $2,782 and $39,201, respectively.

The Manager, with respect to the Series, voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees the Series pays to the Manager indirectly through its investment in affiliated money market funds. These amounts are included in fees waived and /or reimbursed by the Manager in the Statements of Operations. However, the Manager does not waive its investment advisory fees by the amount of investment advisory fees paid in connection with the Series’ investments in other affiliated investment companies, if any. For the six months ended June 30, 2016, the amounts waived for Master International Index and Master Small Cap Index were $4,836 and $7,178, respectively.

For the six months ended June 30, 2016, the Series reimbursed the Manager for certain accounting services, which is included in accounting services in the Statements of Operations.

Securities Lending

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Series, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending. The Series are responsible for expenses in connection with the investment of cash collateral received for securities on loan (the “collateral investment expenses”). The cash collateral is invested in a private investment company managed by the Manager or its affiliates. However, BIM has agreed to cap the collateral investment expenses of the private investment company to an annual rate of 0.04%. The investment adviser to the private investment company will not charge any advisory fees with respect to shares purchased by the Series.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment expenses. Each Series retains a portion of securities lending income and remits a remaining portion to BIM as compensation for its services as securities lending agent. Pursuant to a securities lending agreement, BIM may lend securities only when the difference between the borrower rebate rate and the risk free rate exceeds a certain level (such securities, the “specials only securities”).

Pursuant to such agreement, each Series retains 80% of securities lending income. In addition, commencing the business day following the date that the aggregate securities lending income earned across certain funds in the Equity-Liquidity Complex in a calendar year exceeds a specified threshold, each Series, pursuant to the securities lending agreement, will retain for the remainder of the calendar year securities lending income in an amount equal to 85% of securities lending income.

The share of securities lending income earned by the Series is shown as securities lending — affiliated — net in the Statements of Operations. For the six months ended June 30, 2016, the Series paid BIM the following amounts in total for securities lending agent services and collateral investment fees:

Master International Index..	$60,800
Master Small Cap Index	$138,063

Officers and Directors

Certain officers and/or directors of the Master LLC are officers and/or directors of BlackRock or its affiliates.

Other Transactions

The Series may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common trustees. For the six months ended June 30, 2016, the purchase and sale transactions which resulted in net realized gains (losses) with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act were as follows:

	Purchases	Sales	Net Realized Gain
Master Small Cap Index	$11,944,621	$17,912,989	$4,664,858

7. Purchases and Sales:

For the six months ended June 30, 2016, purchases and sales of investments, excluding short-term securities, were as follows:

	Purchases	Sales
Master International Index	$1,182,644,768	$518,554,536
Master Small Cap Index	$156,748,146	$130,579,793

62	BLACKROCK INDEX FUNDS, INC.	JUNE 30, 2016

Notes to Financial Statements (continued)	Quantitative Master Series LLC

8. Income Tax Information:

Each Series are classified as partnerships for federal income tax purposes. As such, each investor in the Series is treated as the owner of its proportionate share of net assets, income, expenses and realized and unrealized gains and losses of the Series. Therefore, no federal income tax provision is required. It is intended that the Series’ assets will be managed so an investor in the Series can satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended.

The Series files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Series’ U.S. federal tax returns generally remains open for each of the four years ended December 31, 2015. The statutes of limitations on the Series’ state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Series’ as of June 30, 2016, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Series’ financial statements.

As of June 30, 2016, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

	Master International Index	Master Small Cap Index
Tax cost	$3,608,522,562	$467,103,809

Gross unrealized appreciation	$237,839,189	$95,309,745
Gross unrealized depreciation.	(364,437,727)	(22,041,967)

Net unrealized appreciation (depreciation)	$(126,598,538)	$73,267,778

9. Bank Borrowings:

The Master LLC, on behalf of the Series, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.1 billion credit agreement with a group of lenders. Under this agreement, the Series may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Series, can borrow up to an aggregate commitment amount of $1.6 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.12% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) one-month LIBOR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. The agreement expires in April 2017 unless extended or renewed. Prior to April 21, 2016, the credit agreement had a fee per annum of 0.06% on unused commitment amounts and interest at a rate equal to the higher of (a) one-month LIBOR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. Participating Funds paid administration, legal and arrangement fees, which, if applicable, are included in miscellaneous expenses in the Statements of Operations. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended June 30, 2016, the Series did not borrow under the credit agreement.

10. Principal Risks:

In the normal course of business, the Series invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer to meet all its obligations, including the ability to pay principal and interest when due (issuer credit risk). The value of securities held by the Series may decline in response to certain events, including those directly involving the issuers of securities owned by the Series. Changes arising from the general economy, the overall market and local, regional or global political and/or social instability, as well as currency, interest rate and price fluctuations, may also affect the securities’ value.

Counterparty Credit Risk: Similar to issuer credit risk, the Series may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions. The Series manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Series to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Series’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Series .

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded futures , there is less counterparty credit risk to the Series since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure

BLACKROCK INDEX FUNDS, INC.	JUNE 30, 2016	63

Notes to Financial Statements (concluded)	Quantitative Master Series LLC

of the clearinghouse. While offset rights may exist under applicable law, the Series does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Series.

Master International Index invests a significant portion of its assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Series’ investments.

The United Kingdom has voted to withdraw from the European Union on June 23, 2016, which may introduce significant new uncertainties and instability in the financial markets across Europe.

As of period end, the Series’ investments had the following industry classifications:

Master International Index
Industry	Percentage of Net Assets
Banks	10%
Pharmaceuticals	10
Insurance	5
Other[1]	75

[1]	All other industries held was less than 5% of net assets.

Master Small Cap Index
Industry	Percentage of Net Assets
Bank	9%
Real Estate Investment Trusts	9
Biotechnology	5
Other[1]	77

[1]	All other industries held was less than 5% of net assets.

11. Subsequent Events:

On August 1, 2016, BlackRock International Index Fund (“International Index”) ceased to invest in Master International Index as part of a “master-feeder” structure and began to operate as a stand-alone fund. As a result, Master International Index completed a transfer of all its assets and liabilities to International Index.

64	BLACKROCK INDEX FUNDS, INC.	JUNE 30, 2016

Disclosure of Investment Advisory Agreement

The Board of Directors of Quantitative Master Series LLC (the “Master LLC”) met in person on April 21, 2016 (the “April Meeting”) and May 18-20, 2016 (the “May Meeting”) to consider the approval of the investment advisory agreement (the “Agreement”) between the Master LLC, on behalf of Master International Index Series and Master Small Cap Index Series (each, a “Master Portfolio” and collectively, the “Master Portfolios”), each a series of the Master LLC, and BlackRock Advisors, LLC (the “Manager” or “BlackRock”), the Master LLC’s investment advisor. Each of BlackRock International Index Fund and BlackRock Small Cap Index Fund (each, a “Fund” and collectively, the “Funds”), each a series of BlackRock Index Funds, Inc. (the “Corporation”), is a “feeder” fund that invests all of its investable assets in the corresponding Master Portfolio. Accordingly, the Board of Directors of the Corporation also considered the approval of the Agreement with respect to each Master Portfolio. For simplicity: (a) the Board of Directors of the Master LLC and the Board of Directors of the Corporation are referred to herein collectively as the “Board,” and the members are referred to as “Board Members;” and (b) the shareholders of each Fund and the interest holders of each Master Portfolio are referred to as “shareholders.”

Activities and Composition of the Board

On the date of the May Meeting, the Board consisted of fifteen individuals, thirteen of whom were not “interested persons” of the Master LLC or the Corporation as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Board Members”). The Board Members are responsible for the oversight of the operations of the Master LLC or the Corporation, as pertinent, and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Board Members have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Board Member. The Board has established five standing committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee, a Performance Oversight and Contract Committee and an Executive Committee, each of which is chaired by an Independent Board Member and composed of Independent Board Members (except for the Executive Committee, which also has one interested Board Member).

The Agreement

Pursuant to the 1940 Act, the Board is required to consider the continuation of the Agreement on an annual basis. The Board has four quarterly meetings per year, each extending over two days, a fifth one-day meeting to consider specific information surrounding the consideration of renewing the Agreement, and additional in-person and telephonic meetings as needed. In connection with this year-long deliberative process, the Board assessed, among other things, the nature, extent and quality of the services provided to the Master Portfolios and the Funds by BlackRock, BlackRock’s personnel and affiliates, including (as applicable) investment management; administrative and shareholder services; the oversight of fund service providers; marketing; risk oversight; compliance; and ability to meet applicable legal and regulatory requirements.

The Board, acting directly and through its committees, considers at each of its meetings, and from time to time as appropriate, factors that are relevant to its annual consideration of the renewal of the Agreement, including the services and support provided by BlackRock to the Master Portfolios, the Funds and their shareholders. BlackRock also furnished additional information to the Board in response to specific questions from the Board. This additional information is discussed further below in the section titled “Board Considerations in Approving the Agreement.” Among the matters the Board considered were: (a) investment performance for one-year, three-year, five-year, ten-year and/or since inception periods, as applicable, against peer funds, applicable benchmark, and performance metrics, as applicable, as well as senior management’s and portfolio managers’ analysis of the reasons for any over-performance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Master Portfolios and/or the Funds for services; (c) the Master Portfolios’ and/or the Funds’ operating expenses and how BlackRock allocates expenses to the Master Portfolios and the Funds; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of each Master Portfolio’s and Fund’s investment objective(s), policies and restrictions, and meeting regulatory requirements; (e) the Master LLC’s and the Corporation’s compliance with its respective compliance policies and procedures; (f) the nature, cost and character of non-investment management services provided by BlackRock and its affiliates; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) the use of brokerage commissions and execution quality of portfolio transactions; (j) BlackRock’s implementation of the Master LLC’s and/or the Corporation’s valuation and liquidity procedures; (k) an analysis of management fees for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund and institutional account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to the Master Portfolios and/or the Funds; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.

Board Considerations in Approving the Agreement

The Approval Process: Prior to the April Meeting, the Board requested and received materials specifically relating to the Agreement. The Board is continuously engaged in a process with its independent legal counsel and BlackRock to review the nature and scope of the information provided to better assist its deliberations. The materials provided in connection with the April Meeting included (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”) on fees and expenses of each Master Portfolio and Fund, as applicable, as compared with a peer group of funds as determined by Broadridge (“Expense Peers”) and the investment performance of each Fund as compared with a peer group of funds as

BLACKROCK INDEX FUNDS, INC.	JUNE 30, 2016	65

Disclosure of Investment Advisory Agreement (continued)

determined by Broadridge1, as well as the performance of each Fund as compared with its benchmark; (b) information on the profits realized by BlackRock and its affiliates pursuant to the Agreement and a discussion of fall-out benefits to BlackRock and its affiliates; (c) a general analysis provided by BlackRock concerning investment management fees charged to other clients, such as institutional clients, sub-advised mutual funds, ETFs and closed-end funds, under similar investment mandates, as well as the performance of such other clients, as applicable; (d) review of non-management fees; (e) the existence, impact and sharing of potential economies of scale; (f) a summary of aggregate amounts paid by each Master Portfolio and/or Fund to BlackRock; and (g) sales and redemption data regarding each Fund’s shares.

At the April Meeting, the Board reviewed materials relating to its consideration of the Agreement. As a result of the discussions that occurred during the April Meeting, and as a culmination of the Board’s year-long deliberative process, the Board presented BlackRock with questions and requests for additional information. BlackRock responded to these requests with additional written information in advance of the May Meeting.

At the May Meeting, the Board of the Master LLC, including the Independent Board Members, approved the continuation of the Agreement between the Manager and the Master LLC with respect to each Master Portfolio for a one-year term ending June 30, 2017. The Board of the Corporation, including the Independent Board Members, also considered the continuation of the Agreement with respect to each Master Portfolio and found the Agreement to be satisfactory. In approving the continuation of the Agreement, the Board of the Master LLC considered: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of each Master Portfolio and Fund; (c) the advisory fee and the cost of the services and profits to be realized by BlackRock and its affiliates from their relationship with the Master Portfolios and the Funds; (d) each Fund’s costs to investors compared to the costs of Expense Peers and performance compared to the relevant performance metrics as previously discussed; (e) the sharing of potential economies of scale; (f) fall-out benefits to BlackRock and its affiliates as a result of its relationship with the Master Portfolios and the Funds; and (g) other factors deemed relevant by the Board Members.

The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates, securities lending and cash management, services related to the valuation and pricing of portfolio holdings of each Master Portfolio, and advice from independent legal counsel with respect to the review process and materials submitted for the Board’s review. The Board noted the willingness of BlackRock personnel to engage in open, candid discussions with the Board. The Board did not identify any particular information as determinative, and each Board Member may have attributed different weights to the various items considered.

A. Nature, Extent and Quality of the Services Provided by BlackRock: The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services and the resulting performance of each Fund. Throughout the year, the Board compared each Fund’s performance to the performance of a comparable group of mutual funds, relevant benchmark, and performance metrics, as applicable. The Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by each Master Portfolio’s portfolio management team discussing the pertinent Master Portfolio’s performance and the Master Portfolio’s investment objective(s), strategies and outlook.

The Board considered, among other factors, with respect to BlackRock: the number, education and experience of investment personnel generally and each Master Portfolio’s portfolio management team; BlackRock’s research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board engaged in a review of BlackRock’s compensation structure with respect to each Master Portfolio’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.

In addition to investment advisory services, the Board considered the quality of the administrative and other non-investment advisory services provided to each Master Portfolio and Fund. BlackRock and its affiliates provide the Master Portfolios and the Funds with certain administrative, shareholder and other services (in addition to any such services provided to the Master Portfolios and the Funds by third parties) and officers and other personnel as are necessary for the operations of the Master Portfolios and the Funds. In particular, BlackRock and its affiliates provide the Master Portfolios and the Funds with administrative services including, among others: (i) preparing disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) preparing periodic filings with regulators; (iv) overseeing and coordinating the activities of other service providers; (v) organizing Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing other administrative functions necessary for the operation of the Master Portfolios and the Funds, such as tax reporting, fulfilling regulatory filing requirements and call center services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal & compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations.

B. The Investment Performance of the Master Portfolios, the Funds and BlackRock: The Board, including the Independent Board Members, also reviewed and considered the performance history of each Master Portfolio and Fund, as applicable. The Board noted that each Fund’s investment results correspond

[1]	Funds are ranked by Broadridge in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable.

66	BLACKROCK INDEX FUNDS, INC.	JUNE 30, 2016

Disclosure of Investment Advisory Agreement (continued)

directly to the investment results of the corresponding Master Portfolio. In preparation for the April Meeting, the Board was provided with reports independently prepared by Broadridge, which included a comprehensive analysis of each Fund’s performance. The Board also reviewed a narrative and statistical analysis of the Broadridge data that was prepared by BlackRock. In connection with its review, the Board received and reviewed information regarding the investment performance of each Fund as compared to other funds in its applicable Broadridge category and the performance of each Fund as compared with its benchmark. The Board was provided with a description of the methodology used by Broadridge to select peer funds and periodically meets with Broadridge representatives to review its methodology. The Board was provided with information on the composition of the Broadridge performance universes and expense universes. The Board and its Performance Oversight and Contract Committee regularly review, and meet with Master Portfolio management to discuss, the performance of each Master Portfolio and Fund, as applicable, throughout the year.

In evaluating performance, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. Further, the Board recognized that it is possible that long-term performance can be adversely affected by even one period of significant underperformance so that a single investment decision or theme has the ability to affect long-term performance disproportionately.

The Board noted that for the past five one-year periods reported, the net performance of each of the Funds was within the tolerance range of its benchmark for four of the five periods. BlackRock believes that net performance relative to the benchmark is an appropriate performance metric for each of the Funds.

C. Consideration of the Advisory/Management Fees and the Cost of the Services and Profits to be Realized by BlackRock and its Affiliates from their Relationship with the Master Portfolios and the Funds: The Board, including the Independent Board Members, reviewed each Master Portfolio’s/Fund’s contractual management fee rate compared with the other funds in the relevant Fund’s Broadridge category. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers. The Board also compared each Fund’s total expense ratio, as well as each Master Portfolio’s/Fund’s actual management fee rate, to those of other funds in the relevant Fund’s Broadridge category. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non 12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers that benefit a fund, and the actual management fee rate gives effect to any management fee reimbursements or waivers that benefit a fund. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).

The Board received and reviewed statements relating to BlackRock’s financial condition. The Board reviewed BlackRock’s profitability methodology and was also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the Master Portfolios and the Funds. The Board reviewed BlackRock’s profitability with respect to each Master Portfolio and Fund, as applicable, and other funds the Board currently oversees for the year ended December 31, 2015 compared to available aggregate profitability data provided for the prior two years. The Board reviewed BlackRock’s profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix. As a result, calculating and comparing profitability at individual fund levels is difficult.

The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly-traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of technology at BlackRock, BlackRock’s expense management, and the relative product mix.

In addition, the Board considered the cost of the services provided to the Master Portfolios and the Funds by BlackRock, and BlackRock’s and its affiliates’ profits relating to the management and distribution of the Master Portfolios and the Funds and the other funds advised by BlackRock and its affiliates. As part of its analysis, the Board reviewed BlackRock’s methodology in allocating its costs of managing the Master Portfolios and the Funds to the relevant Master Portfolio or Fund, as pertinent. The Board may receive and review information from independent third parties as part of its annual evaluation. The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreement and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time, assumption of risk and liability profile in servicing the Master Portfolios and the Funds in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund and institutional account product channels, as applicable.

The Board noted that with respect to each Master Portfolio/Fund, the Master Portfolio’s/Fund’s contractual management fee rate ranked in the first quartile, and the actual management fee rate and the corresponding Fund’s total expense ratio ranked in the first and second quartiles, respectively, relative to the Fund’s Expense Peers. The Board also noted that BlackRock has contractually agreed to a cap on each Master Portfolio’s total expenses as a percentage of the Master Portfolio’s average daily net assets and has contractually agreed to a cap on each Fund’s total expenses as a percentage of the

BLACKROCK INDEX FUNDS, INC.	JUNE 30, 2016	67

Disclosure of Investment Advisory Agreement (concluded)

Fund’s average daily net assets on a class-by-class basis. The Board noted that BlackRock proposed, and the Board agreed to, a lower contractual expense cap on the Master International Index Series, and a lower contractual expense cap on each Fund on a class-by-class basis. These expense cap reductions were implemented on April 30, 2015. The Board also noted that BlackRock proposed, and the Board agreed to, a contractual reduction of each Fund’s administration fee. This administration fee reduction was implemented on April 30, 2015.

D. Economies of Scale: The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of the Master Portfolios and Funds increase, as well as the existence of expense caps, as applicable. The Board also considered the extent to which the Master Portfolios and the Funds benefit from such economies in a variety of ways and whether there should be changes in the advisory fee rate or breakpoint structure in order to enable the Master Portfolios and the Funds to more fully participate in these economies of scale. The Board considered each Master Portfolio’s asset levels and whether the current fee schedule was appropriate. In their consideration, the Board Members took into account the existence of any expense caps and further considered the continuation and/or implementation, as applicable, of such caps.

E. Other Factors Deemed Relevant by the Board Members: The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from their respective relationships with the Master Portfolios and the Funds, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Master Portfolios and the Funds, including for administrative, distribution, securities lending and cash management services. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that BlackRock may use and benefit from third party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts. The Board further noted that it had considered the investment by BlackRock’s funds in affiliated ETFs without any offset against the management fees payable by the funds to BlackRock.

In connection with its consideration of the Agreement, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.

The Board noted the competitive nature of the open-end fund marketplace, and that shareholders are able to redeem their Fund shares if they believe that the pertinent Fund’s and/or Master Portfolio’s fees and expenses are too high or if they are dissatisfied with the performance of the Fund.

Conclusion

The Board of the Master LLC, including the Independent Board Members, approved the continuation of the Agreement between the Manager and the Master LLC, with respect to each Master Portfolio, for a one-year term ending June 30, 2017. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board of the Master LLC, including the Independent Board Members, was satisfied that the terms of the Agreement were fair and reasonable and in the best interest of each Master Portfolio and its shareholders. The Board of the Corporation, including the Independent Board Members, also considered the continuation of the Agreement with respect to each Master Portfolio and found the Agreement to be satisfactory. In arriving at its decision to approve the Agreement, the Board of the Master LLC did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination. The contractual fee arrangements for the Master Portfolios reflect the results of several years of review by the Board Members and predecessor Board Members, and discussions between such Board Members (and predecessor Board Members) and BlackRock. As a result, the Board Members’ conclusions may be based in part on their consideration of these arrangements in prior years.

68	BLACKROCK INDEX FUNDS, INC.	JUNE 30, 2016

Officers and Directors

Rodney D. Johnson, Chair of the Board and Director

David O. Beim, Director

Susan J. Carter, Director

Collette Chilton, Director

Neil A. Cotty, Director

Dr. Matina S. Horner, Director

Cynthia A. Montgomery, Director

Joseph P. Platt, Director

Robert C. Robb, Jr., Director

Mark Stalnecker, Director

Kenneth L. Urish, Director

Claire A. Walton, Director

Frederick W. Winter, Director

Barbara G. Novick, Interested Director

John M. Perlowski, Interested Director, President and Chief Executive Officer

Jennifer McGovern, Vice President

Neal J. Andrews, Chief Financial Officer

Jay M. Fife, Treasurer

Charles Park, Chief Compliance Officer

Fernanda Piedra, Anti-Money Laundering Compliance Officer

Benjamin Archibald, Secretary

Effective February 5, 2016, Frank J. Fabozzi resigned as a Director of the Corporation/Master LLC.

Effective February 8, 2016, Susan J. Carter, Neil A. Cotty and Claire A. Walton were elected to serve as Directors of the Corporation/Master LLC.

Investment Adviser and Administrator BlackRock Advisors, LLC Wilmington, DE 19809	Accounting Agent and Custodian State Street Bank and Trust Company Boston, MA 02110	Independent Registered Public Accounting Firm Deloitte & Touche LLP Boston, MA 02116	Distributor BlackRock Investments, LLC New York, NY 10022	Address of the Funds 100 Bellevue Parkway Wilmington, DE 19809

	Transfer Agent BNY Mellon Investment Servicing (US) Inc. Wilmington, DE 19809		Legal Counsel Sidley Austin LLP New York, NY 10019

BLACKROCK INDEX FUNDS, INC.	JUNE 30, 2016	69

Additional Information

Proxy Results

A Special Meeting of Shareholders was held on February 8, 2016 for shareholders of record on December 11, 2015, to elect a Board of Directors of the Funds.

Approved the Directors* as follows:

	Votes For	Votes Withheld
David O. Beim	240,225,303	315,370
Susan J. Carter	240,260,167	280,506
Collette Chilton	240,260,269	280,404
Neil A. Cotty	240,261,044	279,629
Matina S. Horner	240,224,408	316,265
Rodney D. Johnson	240,260,928	279,745
Cynthia A. Montgomery	240,260,135	280,538
Joseph P. Platt	240,260,928	279,745
Robert C. Robb, Jr.	240,242,256	298,417
Mark Stalnecker	240,261,126	279,547
Kenneth L. Urish	240,242,255	298,418
Claire A. Walton	240,260,094	280,579
Frederick W. Winter	240,261,010	279,663
Barbara G. Novick	240,260,250	280,423
John M. Perlowski	240,257,174	283,499

*	Denotes company-wide proposal and voting results.

General Information

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (800) 441-7762.

Availability of Quarterly Schedule of Investments

The Funds/Series file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’/Series’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room or how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Funds’/Series’ Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Funds/Series use to determine how to vote proxies relating to portfolio securities is available upon request and without charge (1) by calling (800) 441-7762; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Funds/Series voted proxies relating to securities held in the Funds’/Series’ portfolio during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com or by calling (800) 441-7762; and (2) on the SEC’s website at http://www.sec.gov.

BlackRock’s Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing. Visit http://www.blackrock.com for more information.

70	BLACKROCK INDEX FUNDS, INC.	JUNE 30, 2016

Additional Information (concluded)

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM EST on any business day to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at http://www.blackrock.com/funds.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

BLACKROCK INDEX FUNDS, INC.	JUNE 30, 2016	71

This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of a Fund unless preceded or accompanied by a Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Index2-6/16-SAR

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrants – Not Applicable

Item 6 –	Investments
(a) The registrants’ Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this Form.
(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –	Submission of Matters to a Vote of Security Holders –There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

(a) – The registrants’ principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrants’ disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) – There were no changes in the registrants’ internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrants’ internal control over financial reporting.

Item 12 –	Exhibits attached hereto

(a)(1) – Code of Ethics – Not Applicable to this semi-annual report

(a)(2) – Certifications – Attached hereto

(a)(3) – Not Applicable

(b) – Certifications – Attached hereto

2

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, each registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Index Funds, Inc. and Quantitative Master Series LLC

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Index Funds, Inc. and Quantitative Master Series LLC

Date: September 2, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of each registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Index Funds, Inc. and Quantitative Master Series LLC

Date: September 2, 2016

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Index Funds, Inc. and Quantitative Master Series LLC

Date: September 2, 2016

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